UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811-03395

Franklin Federal Tax-Free Income Fund

(Exact name of registrant as specified in charter)

One Franklin Parkway, San Mateo, CA 94403-1906

(Address of principal executive offices)(Zip code)

Alison Baur, One Franklin Parkway, San Mateo, CA 94403-1906

(Name and address of agent for service)

Registrant's telephone number, including area code: 650 312-2000

Date of fiscal year end: 4/30

Date of reporting period: 4/30/22

Item 1. Reports to Stockholders.

a.)

The following is a copy of the report transmitted to shareholders pursuant to Rule30e-1 under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30e-1.)

b.)

Include a copy of each notice transmitted to stockholders in reliance on Rule 30e-3 under the Act (17 CFR 270.30e-3) that contains disclosures specified by paragraph (c)(3) of that rule.
Not Applicable
.

ANNUAL REPORT AND SHAREHOLDER LETTER
Franklin Federal
Tax-Free Income Fund
April 30, 2022
Sign up for electronic delivery at franklintempleton.com/edelivery

Not FDIC Insured May Lose Value No Bank Guarantee
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Annual Report
1
SHAREHOLDER LETTER
Dear Shareholder:
During the 12 months ended April 30, 2022, the U.S.
economy showed progress as it continued to recover from
the COVID-19 pandemic amid declining unemployment
and rising wages and personal consumption. Growth
mostly accelerated in 2021 as the reopening of businesses,
widespread vaccinations and federal assistance programs
boosted consumer spending, excepting slower third-quarter
growth as the swiftly spreading Delta variant hindered global supply chains. The U.S. economy contracted in 2022’s first
quarter given a record trade deficit and a decline in inventory investment. Inflation increased during the 12-month period,
influenced by pandemic-related supply chain issues, higher
energy prices, Russia’s invasion of Ukraine and broader
price pressures.
During most of the period, the U.S. Federal Reserve
continued quantitative easing measures to bolster credit
markets and encourage ongoing U.S. economic activity.
However, the Federal Reserve decreased its monthly asset
purchases starting in November 2021, increased its tapering
in subsequent months and ended purchases in March 2022.
To support its goals of maximizing employment and returning
long-term annual inflation to 2%, the Federal Reserve raised the federal funds rate by 0.25%, from a level of 0.25% to
0.50% at its March meeting. Shortly after the reporting
period, at its May meeting, the Federal Reserve raised its
key rate again by 0.50% or 50 basis points to a level of
1.00% and stated its anticipation of future increases.
During the 12-month period, municipal bonds, as measured
by the Bloomberg Municipal Bond Index, posted a -7.88%
cumulative total return.

After benefiting from strong demand
that supported strong municipal bond valuations early in the reporting period, by the end of 2021 and through period-
end, valuations declined amid increased U.S. Treasury bond
volatility influenced by the expectation and implementation of tighter monetary policy.
Franklin Federal Tax-Free Income Fund’s annual report
includes more detail about municipal bond market conditions
and a discussion from the portfolio managers. In addition, on our website, franklintempleton.com , you can find updated
commentary by our municipal bond team. Municipal bonds
provide tax-free income and diversification from equities.
Despite periods of volatility, municipal bonds historically have had a solid long-term record of performance, driven mostly
by their compounding tax-free income component. As you
know, all securities markets fluctuate in value, as do mutual fund share prices.
As always, we recommend investors consult their financial
professionals to help them make the best decisions for the
long term. In a constantly changing market environment, we
remain committed to our disciplined strategy as we manage
the Fund, keeping in mind the trust you have placed in us.
We appreciate your confidence in us and encourage you
to contact us or your financial professional when you have
questions about your Franklin tax-free investment.
Sincerely,
Rupert H. Johnson, Jr.
Chairman
Franklin Federal Tax-Free Income Fund
Ben Barber
Senior Vice President
Director of Municipal Bonds
This letter reflects our analysis and opinions as of April
30, 2022, unless otherwise indicated. The information is
not a complete analysis of every aspect of any market,
state, industry, security or fund. Statements of fact are from sources considered reliable.
1. Source: Morningstar.
See www.franklintempletondatasources.com for additional data provider information.

franklintempleton.com
Annual Report

Contents
Annual Report
Franklin Federal Tax-Free Income Fund 3
Performance Summary 5
Your Fund’s Expenses 8
Financial Highlights and Schedule of Investments 9
Financial Statements 49
Notes to Financial Statements 53
Report of Independent Registered
Public Accounting Firm 62
Tax Information 63
Board Members and Officers 64
Shareholder Information 69
Visit franklintempleton.com for fund updates, to
access your account, or to find helpful financial
planning tools.

franklintempleton.com
Annual Report
ANNUAL REPORT
Franklin Federal Tax-Free Income Fund
This annual report for Franklin Federal Tax-Free Income
Fund covers the fiscal year ended April 30, 2022. The
reorganization of Franklin Florida Tax-Free Income Fund,
Franklin Kentucky Tax-Free Income Fund and Franklin
Tennessee Municipal Bond Fund (each, a “Target Fund”)
into Franklin Federal Tax-Free Income Fund, as approved by
shareholders, was completed on November 19, 2021. Class
A, Class A1, Class C, Class R6 and Advisor Class shares
of each Target Fund were exchanged for Class A, Class A1,
Class C, Class R6 and Advisor Class shares, as applicable,
of Franklin Federal Tax-Free Income Fund, and each Target
Fund was liquidated and dissolved. The former shareholders
of each Target Fund became shareholders of Franklin
Federal Tax-Free Income Fund.
Your Fund’s Goal and Main Investments
The Fund seeks to provide investors with as high a level of
income exempt from federal income taxes as is consistent
with prudent investment management and the preservation
of shareholders’ capital by normally investing at least 80% of its total assets in investment-grade municipal securities that pay interest free from such taxes.
1
Performance Overview
The Fund’s Class A share price, as measured by net asset
value, decreased from $12.31 on April 30, 2021, to $10.97
on April 30, 2022. The Fund’s Class A shares paid dividends
totaling 30.4100 cents per share for the reporting period.
2
The Performance Summary beginning on page 5 shows that
at the end of this reporting period the Fund’s Class A shares’
distribution rate was 2.64% based on an annualization of
April’s 2.6367 cents per share dividend and the maximum
offering price of $11.40 on April 30, 2022. An investor in
the 2021 maximum federal personal income tax bracket
of 37.00% (plus 3.80% Medicare tax) would need to earn
a distribution rate of 4.46% from a taxable investment to
match the Fund’s Class A tax-free distribution rate. For other performance data, please see the Performance Summary.
Performance data represent past performance, which does
not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when
you sell your shares. Current performance may differ from
figures shown. For most recent month-end performance, go
to franklintempleton.com or call (800) 342-5236 .
*Does not include cash and cash equivalents.
Municipal Bond Market Overview
During the 12 months ended April 30, 2022, COVID-19
variants continued to be a significant driver of market forces.
With each successive wave of infections, health authorities
resisted returning to high levels of social distancing
restrictions, which allowed economic activity to improve.
U.S. consumer inflation emerged as a large concern as
pent-up demand for goods was met with stretched global
supply chains. U.S. Treasury (UST) yields rose significantly across the maturity curve as the U.S. Federal Reserve
started the process of removing accommodative monetary
policies enacted to combat the COVID-19-induced economic
slowdown.
Strong demand for municipal bonds (munis) drove valuations
higher with the ratio of 30-year muni versus UST yields
reaching an all-time best in June 2021. As market volatility
Portfolio Composition
4/30/22
% of Total
Investments*
Health Care 19.48%
Transportation 16.76%
Utilities 14.44%
Special Tax 8.31%
Housing 7.06%
Refunded 6.42%
Industrial Dev. Revenue and Pollution Control 6.23%
Lease 6.01%
Education 5.74%
Local 5.04%
State General Obligation 4.04%
Other Revenue Bonds 0.32%
Not Available 0.15%
1. Dividends are generally subject to state and local taxes, if any. For investors subject to alternative minimum tax, a small portion of Fund dividends may be taxable. Distribu-
tions of capital gains are generally taxable. To avoid imposition of 28% backup withholding on all Fund distributions and redemption proceeds, U.S. investors must be properly certified on Form W-9 and non-U.S. investors on Form W-8BEN.
2. The distribution amount is the sum of all net investment income distributions for the period shown. Assumes shares were purchased and held for the entire accrual period.
Since dividends accrue daily, your actual distributions will vary depending on the date you purchased your shares and any account activity. All Fund distributions will vary depending upon current market conditions, and past distributions are not indicative of future trends.
The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Schedule of Investments (SOI).
The SOI begins on page
14
.

Franklin Federal Tax-Free Income Fund

franklintempleton.com
Annual Report
increased, fund flows turned negative and muni performance
suffered. High levels of U.S. inflation will have a mixed
impact on muni fundamentals. While higher prices may
lead to more revenue from sales taxes, wages are typically
an issuer’s largest operating expense, which could force
some issuers to give employees raises to keep pace with
increasing costs of living.
For the 12-month period, U.S. fixed income sectors
underperformed relative to equities, as measured by the
Standard & Poor’s
®
500 Index, which posted a +0.21%
total return for the period.
3
In contrast, investment-grade
munis, as measured by the Bloomberg Municipal Bond
Index, posted a -7.88% total return.
3
USTs, as measured by
the Bloomberg U.S. Treasury Index, posted a -7.35% total
return, and investment-grade corporate bonds, as measured
by the Bloomberg U.S. Corporate Bond Index, posted a
-10.43% total return.
3
Investment Strategy
We select securities that we believe provide the best balance between risk and return within the Fund’s range of allowable investments and typically use a buy-and-hold strategy. This
means we generally hold securities in the Fund’s portfolio for income purposes, rather than trading securities for capital
gains, although we may sell a security at any time if we
believe it could help the Fund meet its goal.
Manager’s Discussion
Our relative value-oriented approach of investing primarily
for income and preservation of principal, when combined
with a positive-sloping municipal yield curve, in which yields for longer-term bonds are higher than those for shorter-
term bonds, led us to favor longer-term bonds during the
period under review. Consistent with our strategy, we
sought to remain invested in bonds ranging from 20 to 30
years in maturity with good call features. Our relative-value, income-oriented philosophy also led the Fund to invest in
credit driven securities rated A and below as credit spreads widened, which provided both income and performance
during the reporting period. We believe our disciplined
relative value approach can help us achieve high, current,
tax-free income for shareholders.
Thank you for your continued participation in Franklin
Federal Tax-Free Income Fund. We look forward to serving
your future investment needs.
The foregoing information reflects our analysis, opinions
and portfolio holdings as of April 30, 2022, the end of
the reporting period. The way we implement our main
investment strategies and the resulting portfolio holdings
may change depending on factors such as market and
economic conditions. These opinions may not be relied upon
as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, state, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their
completeness or accuracy. Although historical performance
is no guarantee of future results, these insights may help you understand our investment management philosophy.
3. Source: Morningstar. Treasuries, if held to maturity, offer a fixed rate of return and a fixed principal value; their interest payments and principal are guaranteed.
See www.franklintempletondatasources.com for additional data provider information.

Performance Summary as of April 30, 2022
Franklin Federal Tax-Free Income Fund

franklintempleton.com
Annual Report
The performance tables and graphs do not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses. Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities.
Performance as of 4/30/22
Cumulative total return excludes sales charges. Average annual total return includes maximum sales charges. Sales charges will vary depending on the size of the investment and the class of share purchased. The maximum is 3.75% and the minimum is 0%. Class A : 3.75% maximum initial sales charge; Advisor Class: no sales charges. For other share classes, visit
franklintempleton.com.
Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown.
For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236 .
Share Class
Cumulative
Total Return
1
Average Annual
Total Return
2
–
A
3,4
1-Year -8.62% -12.05%
5-Year +6.56% +0.51%
10-Year +24.34% +1.81%
Advisor
1-Year -8.39% -8.39%
5-Year +7.68% +1.49%
10-Year +26.33% +2.37%
Share Class
Distribution
Rate

Taxable Equivalent
Distribution Rate
6
30-Day
Standardized
Yield
7
Taxable Equivalent
30-Day
Standardized Yield
6
A 2.64% 4.46% 2.62% 4.43%
Advisor 2.99% 5.05% 2.97% 5.02%
See page 7 for Performance Summary footnotes.

Franklin Federal Tax-Free Income Fund
Performance Summary

franklintempleton.com
Annual Report
See page 7 for Performance Summary footnotes.
Total Return Index Comparison for a Hypothetical $10,000 Investment
Total return represents the change in value of an investment over the periods shown. It includes any applicable maximum sales charge, Fund expenses, account fees and reinvested distributions. The unmanaged index includes reinvestment of any income or distributions. It differs from the Fund in composition and does not pay management fees or expenses. One cannot invest directly in an index.
Class A
(5/1/12–4/30/22)
Advisor Class
(5/1/12–4/30/22)

Franklin Federal Tax-Free Income Fund
Performance Summary

franklintempleton.com
Annual Report
Each class of shares is available to certain eligible investors and has different annual fees and expenses, as described in the prospectus.
All investments involve risks, including possible loss of principal. Because municipal bonds are sensitive to interest-rate movements, the Fund’s yield and share price will fluctuate with market conditions. Bond prices generally move in the opposite direction of interest rates. Thus, as prices of bonds in the Fund adjust to a rise in interest rates, the Fund’s share price may decline. Changes in the credit rating of a bond, or in the credit rating or financial strength of a bond’s issuer, insurer or guarantor, may affect the bond’s value. The Fund may invest a significant part of its assets in municipal securities that finance similar types of projects, such as utilities, hospitals, higher education and transportation. A change that affects one project would likely affect all similar projects, thereby increasing market risk. Events such as the spread of deadly diseases, disasters, and financial, political or social disruptions, may heighten risks and adversely affect performance. The Fund’s prospectus also includes a description of the main investment risks.
Russia’s military invasion of Ukraine in February 2022, the resulting responses by the United States and other countries, and the potential for wider conflict could increase volatility and uncertainty in the financial markets and adversely affect regional and global economies. The United States and other countries have im-
posed broad-ranging economic sanctions on Russia and certain Russian individuals, banking entities and corporations as a response to its invasion of Ukraine.
The United States and other countries have also imposed economic sanctions on Belarus and may impose sanctions on other countries that support Russia’s military invasion. These sanctions, as well as any other economic consequences related to the invasion, such as additional sanctions, boycotts or changes in consumer or purchaser preferences or cyberattacks on governments, companies or individuals, may further decrease the value and liquidity of certain Russian securities and securities of issuers in other countries that are subject to economic sanctions related to the invasion.
1. Cumulative total return represents the change in value of an investment over the periods indicated.
2. Average annual total return represents the average annual change in value of an investment over the periods indicated. Return for less than one year, if any, has not been annualized.
3. Effective 9/10/18, Class A shares closed to new investors, were renamed Class A1 shares, and a new Class A share with a different expense structure became available.
Class A performance shown has been calculated as follows: (a) for periods prior to 9/10/18, a restated figure is used based on the Fund’s Class A1 performance that includes any Rule 12b-1 rate differential that exists between Class A1 and Class A; and (b) for periods after 9/10/18, actual Class A performance is used, reflecting all charges and fees applicable to that class.
4. Prior to 3/1/19, these shares were offered at a higher initial sales charge of 4.25%, thus actual returns (with sales charges) would have differed. Average annual total returns (with sales charges) have been restated to reflect the current maximum initial sales charge of 3.75%.
5. Distribution rate is based on an annualization of the respective class’s April dividend and the maximum offering price (NAV for Advisor Class) per share on 4/30/22.
6. Taxable equivalent distribution rate and yield assume the 2022 maximum federal income tax rate of 37.00% plus 3.80% Medicare tax.
7. The Fund’s 30-day standardized yield is calculated over a trailing 30-day period using the yield to maturity on bonds and/or the dividends accrued on stocks. It may not equal the Fund’s actual income distribution rate, which reflects the Fund’s past dividends paid to shareholders.
8. Source: Morningstar. The Bloomberg Municipal Bond Index is a market value-weighted index of tax-exempt, investment-grade municipal bonds with maturities of one year or more.
9. Figures are as stated in the Fund’s current prospectus and may differ from the expense ratios disclosed in the Your Fund’s Expenses and Financial Highlights sections in this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.
See www.franklintempletondatasources.com for additional data provider information.
Distributions
(5/1/21–4/30/22)
Share Class
Net Investment
Income
A $0.304100
A1 $0.322347
C $0.255518
R6 $0.339432
Advisor $0.334513
Total Annual Operating Expenses
9
Share Class
A 0.78%
Advisor 0.53%

Your Fund’s Expenses
Franklin Federal Tax-Free Income Fund

franklintempleton.com
Annual Report
As a Fund shareholder, you can incur two types of costs: (1) transaction costs, including sales charges (loads) on Fund purchases and redemptions; and (2) ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses. The table below shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.
Actual Fund Expenses
The table below provides information about actual account values and actual expenses in the columns under the heading
“Actual.” In these columns the Fund’s actual return, which includes the effect of Fund expenses, is used to calculate the
“Ending Account Value” for each class of shares. You can estimate the expenses you paid during the period by following these steps ( of course, your account value and expenses will differ from those in this illustration ): Divide your account value by
$1,000 ( if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6 ). Then multiply the result by the number in the row for your class of shares under the headings “Actual” and “Expenses Paid During Period” ( if Actual Expenses Paid During Period
were $7.50, then 8.6 x $7.50 = $64.50 ). In this illustration, the actual expenses paid this period are $64.50.
Hypothetical Example for Comparison with Other Funds
Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs.
Therefore, information under the heading “Hypothetical” is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.
1. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 181/365 to reflect the one-half year period.
2. Reflects expenses after fee waivers and expense reimbursements.
Actual
(actual return after expenses)
Hypothetical
(5% annual return before expenses)
Share
Class
Beginning
Account
Value 11/1/21
Ending
Account
Value 4/30/22
Expenses
Paid During
Period
11/1/21–4/30/22
1,2
Ending
Account
Value 4/30/22
Expenses
Paid During
Period
11/1/21–4/30/22
1,2
a
Net
Annualized
Expense
Ratio
2
A $1,000 $911.80 $3.67 $1,020.96 $3.88 0.77%
A1 $1,000 $911.80 $2.96 $1,021.70 $3.13 0.62%
C $1,000 $909.10 $5.56 $1,018.97 $5.88 1.17%
R6 $1,000 $913.20 $2.29 $1,022.40 $2.42 0.48%
Advisor $1,000 $912.30 $2.48 $1,022.20 $2.62 0.52%

Franklin Federal Tax-Free Income Fund
Financial Highlights
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a
Year Ended April 30,
Year Ended
April 30, 2019
a
2022 2021 2020
Class A
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................................ $12.31 $11.60 $11.82 $11.62
Income from investment operations
b
:
Net investment income
c
...................................... 0.31 0.33 0.35 0.25
Net realized and unrealized gains (losses) ........................ (1.35) 0.71 (0.22) 0.19
Total from investment operations ................................. (1.04) 1.04 0.13 0.44
Less distributions from:
Net investment income ....................................... (0.30) (0.33) (0.35) (0.24)
Net asset value, end of year .................................... $10.97 $12.31 $11.60 $11.82
Total return
d
................................................ (8.62)% 9.01% 1.07% 3.87%
Ratios to average net assets
e
Expenses
f
.................................................. 0.77%
g
0.78%
g
0.77% 0.78%
Net investment income ........................................ 2.56% 2.72% 2.96% 3.45%
Supplemental data
Net assets, end of year (000’s) .................................. $1,916,791 $1,770,979 $1,110,207 $567,500
Portfolio turnover rate ......................................... 22.08% 16.18% 20.23% 14.58%
a
For the period September 10, 2018 (effective date) to April 30, 2019.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Benefit of expense reduction rounds to less than 0.01%.
g
Benefit of waiver and payments by affiliates rounds to less than 0.01%.

Franklin Federal Tax-Free Income Fund
Financial Highlights
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a
Year Ended April 30,
2022 2021 2020 2019 2018
Class A1
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $12.31 $11.60 $11.82 $11.68 $12.02
Income from investment operations
a
:
Net investment income
b
......................... 0.33 0.35 0.37 0.42 0.44
Net realized and unrealized gains (losses) ........... (1.35) 0.70 (0.22) 0.16 (0.34)
Total from investment operations .................... (1.02) 1.05 0.15 0.58 0.10
Less distributions from:
Net investment income .......................... (0.32) (0.34) (0.37) (0.44) (0.44)
Net asset value, end of year ....................... $10.97 $12.31 $11.60 $11.82 $11.68
Total return
c
................................... (8.48)% 9.17% 1.22% 5.06% 0.85%
Ratios to average net assets
Expenses ..................................... 0.63%
d,e
0.63%
d,e
0.62%
d
0.63%
d
0.63%
Net investment income ........................... 2.71% 2.89% 3.11% 3.60% 3.66%
Supplemental data
Net assets, end of year (000’s) ..................... $6,256,503 $6,919,289 $6,833,018 $7,821,881 $8,616,659
Portfolio turnover rate ............................ 22.08% 16.18% 20.23% 14.58% 16.46%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable.
d
Benefit of expense reduction rounds to less than 0.01%.
e
Benefit of waiver and payments by affiliates rounds to less than 0.01%.

Franklin Federal Tax-Free Income Fund
Financial Highlights
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a
Year Ended April 30,
2022 2021 2020 2019 2018
Class C
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $12.30 $11.59 $11.81 $11.68 $12.01
Income from investment operations
a
:
Net investment income
b
......................... 0.26 0.29 0.31 0.35 0.37
Net realized and unrealized gains (losses) ........... (1.34) 0.70 (0.22) 0.15 (0.32)
Total from investment operations .................... (1.08) 0.99 0.09 0.50 0.05
Less distributions from:
Net investment income .......................... (0.26) (0.28) (0.31) (0.37) (0.38)
Net asset value, end of year ....................... $10.96 $12.30 $11.59 $11.81 $11.68
Total return
c
................................... (8.99)% 8.58% 0.67% 4.39% 0.37%
Ratios to average net assets
Expenses ..................................... 1.18%
d,e
1.18%
d,e
1.17%
d
1.18%
d
1.18%
Net investment income ........................... 2.15% 2.35% 2.56% 3.05% 3.11%
Supplemental data
Net assets, end of year (000’s) ..................... $340,772 $543,196 $657,344 $841,909 $1,220,402
Portfolio turnover rate ............................ 22.08% 16.18% 20.23% 14.58% 16.46%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable.
d
Benefit of expense reduction rounds to less than 0.01%.
e
Benefit of waiver and payments by affiliates rounds to less than 0.01%.

Franklin Federal Tax-Free Income Fund
Financial Highlights
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a
Year Ended April 30,
Year Ended
April 30, 2018
a
2022 2021 2020 2019
Class R6
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $12.32 $11.61 $11.83 $11.69 $12.03
Income from investment operations
b
:
Net investment income
c
......................... 0.35 0.37 0.39 0.44 0.34
Net realized and unrealized gains (losses) ........... (1.35) 0.70 (0.22) 0.15 (0.38)
Total from investment operations .................... (1.00) 1.07 0.17 0.59 (0.04)
Less distributions from:
Net investment income .......................... (0.34) (0.36) (0.39) (0.45) (0.30)
Net asset value, end of year ....................... $10.98 $12.32 $11.61 $11.83 $11.69
Total return
d
................................... (8.35)% 9.31% 1.37% 5.19% (0.32)%
Ratios to average net assets
e
Expenses
f
..................................... 0.48%
g
0.49%
g
0.49%
g
0.49%
g
0.49%
Net investment income ........................... 2.88% 3.00% 3.24% 3.74% 3.80%
Supplemental data
Net assets, end of year (000’s) ..................... $761,716 $294,727 $196,774 $177,983 $365,406
Portfolio turnover rate ............................ 22.08% 16.18% 20.23% 14.58% 16.46%
a
For the period August 1, 2017 (effective date) to April 30, 2018.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Total return is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Benefit of expense reduction rounds to less than 0.01%.
g
Benefit of waiver and payments by affiliates rounds to less than 0.01%.

Franklin Federal Tax-Free Income Fund
Financial Highlights
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a
Year Ended April 30,
2022 2021 2020 2019 2018
Advisor Class
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $12.32 $11.61 $11.83 $11.69 $12.03
Income from investment operations
a
:
Net investment income
b
......................... 0.34 0.36 0.38 0.43 0.45
Net realized and unrealized gains (losses) ........... (1.35) 0.71 (0.22) 0.16 (0.33)
Total from investment operations .................... (1.01) 1.07 0.16 0.59 0.12
Less distributions from:
Net investment income .......................... (0.33) (0.36) (0.38) (0.45) (0.46)
Net asset value, end of year ....................... $10.98 $12.32 $11.61 $11.83 $11.69
Total return .................................... (8.39)% 9.27% 1.33% 5.15% 0.95%
Ratios to average net assets
Expenses ..................................... 0.52%
c,d
0.53%
c,d
0.52%
c
0.53%
c
0.53%
Net investment income ........................... 2.80% 2.98% 3.21% 3.70% 3.76%
Supplemental data
Net assets, end of year (000’s) ..................... $1,383,620 $1,829,553 $1,465,542 $1,210,861 $1,207,490
Portfolio turnover rate ............................ 22.08% 16.18% 20.23% 14.58% 16.46%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Benefit of expense reduction rounds to less than 0.01%.
d
Benefit of waiver and payments by affiliates rounds to less than 0.01%.

Franklin Federal Tax-Free Income Fund
Schedule of Investments, April 30, 2022
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a a
Shares
a
Value
a
Management Investment Companies 0.0%
†
Capital Markets 0.0%
†
a
Franklin Liberty Federal Tax-Free Bond ETF ............................... 83,000 $ 1,993,245
Total Management Investment Companies (Cost $2,255,733) .....................
1,993,245
Principal
Amount
a a a a
Corporate Bonds 0.1%
Software 0.1%
b
Haven at Elgin LLC , 5.25% , 7/01/53 ..................................... $ 7,890,000 7,890,000
Total Corporate Bonds (Cost $7,890,000) .......................................
7,890,000
Municipal Bonds 98.0%
Alabama 1.1%
Alabama Public Health Care Authority (The) , State of Alabama Department of Public
Health , Revenue , 2015 , Refunding , 5% , 9/01/44 ........................... 17,085,000 17,958,143
Board of Water & Sewer Commissioners of the City of Mobile , Revenue , 2014 ,
Refunding , 5% , 1/01/36 ............................................. 11,300,000 11,469,594
Chilton County Health Care Authority , County of Chilton Sales Tax , Revenue , 2015 A ,
5% , 11/01/40 ..................................................... 8,425,000 8,974,309
c
County of Mobile , Revenue , 144A, 2020 , 4% , 11/01/45 ....................... 14,000,000 11,736,364
Health Care Authority of the City of Huntsville (The) , Health Care Authority of the City of
Huntsville (The) Obligated Group , Revenue , 2020 B , 4% , 6/01/45 .............. 3,500,000 3,415,901
d
Lower Alabama Gas District (The) , Revenue , 2020 , Mandatory Put , 4% , 12/01/25 ... 17,600,000 17,943,159
d
Southeast Energy Authority A Cooperative District , Revenue , 2021 A , Mandatory Put ,
4% , 10/01/28 ..................................................... 32,950,000 33,484,479
University of South Alabama , Revenue , 2019 A , BAM Insured , 5% , 4/01/49 ........
5,000,000 5,483,305
Water Works Board of the City of Birmingham (The) , Revenue , 2013 B , Pre-Refunded ,
5% , 1/01/43 ...................................................... 8,000,000 8,167,363
118,632,617
Alaska 0.3%
Alaska Municipal Bond Bank Authority ,
Revenue, 2015, Refunding, 5.25%, 10/01/36 ............................. 16,045,000 16,996,385
Revenue, 2015, Refunding, 5%, 10/01/39 ................................ 12,950,000 13,606,302
Northern Tobacco Securitization Corp. ,
Revenue, Senior Lien, 2021 A, 1, Refunding, 4%, 6/01/50 ................... 3,250,000 3,016,765
Revenue, Senior Lien, 2021 B-1, 2, Refunding, 0.5%, 6/01/31 ................ 1,000,000 991,918
Revenue, Senior Lien, 2021 B-1, 2, Refunding, 4%, 6/01/50 .................. 2,000,000 1,820,632
36,432,002
Arizona 2.5%
Arizona Industrial Development Authority ,
Equitable School Revolving Fund LLC Obligated Group, Revenue, 2020 A, 4%,
11/01/45 ....................................................... 2,200,000 2,143,405
Equitable School Revolving Fund LLC Obligated Group, Revenue, 2020 A, 4%,
11/01/50 ....................................................... 2,500,000 2,395,009
Kipp New York, Inc. Jerome Facility, Revenue, 2021 B, 5%, 7/01/32 ............ 205,000 211,352
Kipp New York, Inc. Jerome Facility, Revenue, 2021 B, 5%, 7/01/33 ............ 220,000 226,565
Kipp New York, Inc. Jerome Facility, Revenue, 2021 B, 4%, 7/01/34 ............ 230,000 218,681
Kipp New York, Inc. Jerome Facility, Revenue, 2021 B, 4%, 7/01/35 ............ 235,000 222,313
Kipp New York, Inc. Jerome Facility, Revenue, 2021 B, 4%, 7/01/36 ............ 220,000 207,343
Kipp New York, Inc. Jerome Facility, Revenue, 2021 B, 4%, 7/01/41 ............ 720,000 659,835
Kipp New York, Inc. Jerome Facility, Revenue, 2021 B, 4%, 7/01/51 ............ 550,000 475,649
Kipp New York, Inc. Jerome Facility, Revenue, 2021 B, 4%, 7/01/61 ............ 6,050,000 5,041,456
Leman Academy of Excellence Obligated Group, Revenue, 2022 A, Refunding, 4.5%,
7/01/54 ........................................................ 10,000,000 9,233,488

Franklin Federal Tax-Free Income Fund
Schedule of Investments
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Arizona (continued)
Arizona State University , Revenue , 2016 C , 5% , 7/01/42 ......................
$ 9,000,000 $ 9,798,098
d
Chandler Industrial Development Authority , Intel Corp. , Revenue , 2019 , Mandatory Put ,
5% , 6/03/24 ...................................................... 15,000,000 15,674,537
City of Lake Havasu City , Wastewater System , Revenue , 2015 B , Refunding , AGMC
Insured , 5% , 7/01/40 ............................................... 15,000,000 16,021,222
City of Mesa , Utility System , Revenue , 2012 , 4% , 7/01/36 .....................
19,000,000 19,065,447
City of Phoenix Civic Improvement Corp. ,
Airport, Revenue, Junior Lien, 2017 D, Refunding, 4%, 7/01/40 ............... 25,000,000 25,134,383
Airport, Revenue, Junior Lien, 2019 B, 5%, 7/01/49 ........................ 16,000,000 16,938,542
Phoenix Sky Harbor International Airport Customer Facility Charges, Revenue, 2019
A, 4%, 7/01/45 .................................................. 14,985,000 15,196,266
State of Arizona Department of Revenue, Revenue, 2005 B, NATL Insured, 5.5%,
7/01/32 ........................................................ 6,000,000 7,126,015
State of Arizona Department of Revenue, Revenue, 2005 B, NATL Insured, 5.5%,
7/01/34 ........................................................ 5,000,000 6,005,127
State of Arizona Department of Revenue, Revenue, 2005 B, NATL Insured, 5.5%,
7/01/35 ........................................................ 9,860,000 11,891,192
Glendale Industrial Development Authority , People of Faith, Inc. Obligated Group ,
Revenue , 2020 A , 5% , 5/15/56 ........................................ 10,000,000 10,274,156
Glendale Municipal Property Corp. , City of Glendale Excise Tax , Revenue , 2012 C ,
Refunding , 5% , 7/01/38 ............................................. 15,500,000 15,783,996
Maricopa County Industrial Development Authority ,
Banner Health Obligated Group, Revenue, 2019 F, 4%, 1/01/45 ............... 25,000,000 24,694,642
Banner Health Obligated Group, Revenue, A, 4%, 1/01/41 ................... 10,000,000 10,042,888
Christian Care Obligated Group, Revenue, 2016 A, Pre-Refunded, 5%, 1/01/36 ... 5,000,000 5,404,565
Maricopa County Pollution Control Corp. ,
El Paso Electric Co., Revenue, 2009 A, Refunding, 3.6%, 2/01/40 ............. 19,500,000 18,554,991
Southern California Edison Co., Revenue, 2000 A, Refunding, 2.4%, 6/01/35 ..... 5,000,000 4,187,812
University of Arizona (The) , Revenue , 2014 , 5% , 8/01/44 ......................
10,000,000 10,458,413
263,287,388
Arkansas 0.5%
Arkansas Development Finance Authority ,
Baptist Health Obligated Group, Revenue, 2019, 5%, 12/01/47 ................ 3,025,000 3,265,965
Baptist Memorial Health Care Obligated Group, Revenue, 2020 B-1, Refunding, 5%,
9/01/40 ........................................................ 1,100,000 1,172,132
Baptist Memorial Health Care Obligated Group, Revenue, 2020 B-1, Refunding, 5%,
9/01/44 ........................................................ 5,000,000 5,273,695
Bentonville School District No. 6 , GO , B , Refunding , 4% , 6/01/47 ................
27,935,000 28,722,560
University of Arkansas ,
University of Arkansas Fayetteville Campus Foundation, Inc., Revenue, 2017, 5%,
11/01/47 ....................................................... 6,500,000 7,129,591
University of Arkansas Fayetteville Campus Foundation, Inc., Revenue, 2019 A,
Refunding, 5%, 11/01/49 ........................................... 3,000,000 3,293,169
48,857,112
California 5.9%
c
Align Affordable Housing Bond Fund LP , Coronado Springs Tower LLC , Revenue ,
144A, 2020-2 , A , 4% , 9/01/27 ......................................... 17,835,000 17,502,734
d
ARC70 II TRUST , Revenue , 2021-1 , A , Mandatory Put , 4% , 12/01/37 ............ 11,260,000 10,057,903
c
California Community Housing Agency ,
Aster Apartments, Revenue, Senior Lien, 144A, 2021 A-1, 4%, 2/01/56 .......... 17,000,000 15,126,472
Brio Apartments & Next on Lex Apartments, Revenue, Senior Lien, 144A, 2021 A-1,
4%, 2/01/56 .................................................... 25,000,000 22,051,610
K Street Flats, Revenue, 144A, 2021 A-1, 3%, 2/01/57 ...................... 10,000,000 6,896,554

Franklin Federal Tax-Free Income Fund
Schedule of Investments
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
California (continued)
California Infrastructure & Economic Development Bank ,
Academy of Motion Picture Arts and Sciences Obligated Group, Revenue, 2020 B,
Refunding, 5%, 11/01/29 ........................................... $ 3,000,000 $ 3,411,492
State of California Department of Transportation Seismic Surcharge, Revenue, First
Lien, 2003 A, Pre-Refunded, AMBAC Insured, 5%, 7/01/33 ................. 24,500,000 27,699,832
c
CMFA Special Finance Agency ,
Revenue, Senior Lien, 144A, 2022 A-1, 4%, 8/01/58 ........................ 26,500,000 21,703,847
Solana at Grand, Revenue, Senior Lien, 144A, 2021 A-1, 4%, 8/01/56 .......... 1,750,000 1,536,977
c
CMFA Special Finance Agency XII , Allure Apartments , Revenue, Senior Lien , 144A,
2022 A-1 , 3.25% , 2/01/57 ............................................ 27,500,000 20,861,217
Corona-Norco Unified School District ,
GO, C, AGMC Insured, 6.2%, 8/01/29 .................................. 3,250,000 3,817,176
GO, C, Pre-Refunded, AGMC Insured, 6.8%, 8/01/39 ....................... 8,500,000 10,250,273
GO, C, AGMC Insured, Zero Cpn., 8/01/39 ............................... 7,500,000 3,607,105
c
CSCDA Community Improvement Authority ,
777 Place-Pomona, Revenue, Senior Lien, 144A, 2021 A-1, 3.6%, 5/01/47 ....... 10,000,000 8,314,985
777 Place-Pomona, Revenue, Senior Lien, 144A, 2021 A-2, 3.25%, 5/01/57 ...... 12,500,000 9,113,877
Acacia on Santa Rosa Creek, Revenue, Senior Lien, 144A, 2021 A, 4%, 10/01/56 . 13,000,000 11,464,894
Crescent (The), Revenue, Senior Lien, 144A, 2022 A-2, 4.3%, 7/01/59 .......... 13,700,000 11,860,565
Escondido Portfolio, Revenue, Senior Lien, 144A, 2021 A-1, 3%, 6/01/48 ........ 10,000,000 7,343,081
Jefferson Platinum Triangle Apartments, Revenue, 144A, 2021 A-1, 2.875%, 8/01/41 3,105,000 2,689,751
Monterey Station Apartments, Revenue, Senior Lien, 144A, 2021 A-1, 3%, 7/01/43 . 7,855,000 5,971,274
Park Crossing Apartments, Revenue, Senior Lien, 144A, 2021 A, 3.25%, 12/01/58 . 18,750,000 13,214,625
Vineyard Garden Apartments, Revenue, Senior Lien, 144A, 2021 A, 3.25%, 10/01/58 14,000,000 10,294,049
Westgate Apartments, Revenue, Senior Lien, 144A, 2021 A-1, 3%, 6/01/47 ...... 10,000,000 7,783,749
Wood Creek Apartments, Revenue, Senior Lien, 144A, 2021 A-1, 3%, 12/01/49 ... 30,000,000 21,145,971
Wood Creek Apartments, Revenue, Senior Lien, 144A, 2021 A-2, 4%, 12/01/58 ... 25,000,000 20,497,055
Foothill-Eastern Transportation Corridor Agency ,
Revenue, 2013 A, Pre-Refunded, 6%, 1/15/49 ............................ 20,000,000 21,235,118
Revenue, 2013 A, Refunding, AGMC Insured, Zero Cpn., 1/15/30 .............. 15,475,000 16,232,583
Revenue, 2013 A, Refunding, Zero Cpn., 1/15/42 .......................... 20,000,000 22,163,368
Los Angeles Department of Water & Power , Power System , Revenue , 2013 B , 5% ,
7/01/31 ......................................................... 20,000,000 20,584,794
M-S-R Energy Authority , Revenue , 2009 B , 6.5% , 11/01/39 ....................
12,500,000 15,539,585
New Haven Unified School District ,
GO, 2009, AGMC Insured, Zero Cpn., 8/01/31 ............................ 2,055,000 1,485,300
GO, 2009, AGMC Insured, Zero Cpn., 8/01/32 ............................ 7,830,000 5,426,118
GO, 2009, AGMC Insured, Zero Cpn., 8/01/33 ............................ 7,660,000 5,082,795
Oro Grande Elementary School District ,
COP, 2020, Refunding, 4%, 9/15/24 .................................... 2,135,000 2,141,456
COP, 2020, Refunding, 4%, 9/15/25 .................................... 2,120,000 2,125,576
COP, 2020, Refunding, 4%, 9/15/27 .................................... 2,400,000 2,384,301
COP, 2020, Refunding, 4%, 9/15/28 .................................... 2,095,000 2,068,653
Rialto Unified School District , GO , 2011 A , AGMC Insured , Zero Cpn., 8/01/36 ......
20,000,000 11,036,726
San Francisco City & County Airport Comm-San Francisco International Airport ,
Revenue , 2019 A , Refunding , 5% , 5/01/49 ............................... 39,500,000 41,846,359
San Joaquin Hills Transportation Corridor Agency , Revenue, Senior Lien , 1993 , ETM,
Zero Cpn., 1/01/23 ................................................. 7,000,000 6,918,071
San Jose Unified School District , GO , 2018 E , 4% , 8/01/42 ....................
10,600,000 10,673,390
San Mateo Foster City School District , GO , A , Zero Cpn., 8/01/42 ...............
50,000,000 49,365,305
San Mateo Union High School District ,
GO, 2011 A, Zero Cpn., 9/01/33 ....................................... 6,065,000 5,427,146
GO, 2011 A, Zero Cpn., 9/01/41 ....................................... 20,000,000 19,630,912
Santa Ana Unified School District ,
GO, 2009 B, AGMC Insured, Zero Cpn., 8/01/35 ........................... 10,000,000 6,137,123
GO, 2009 B, AGMC Insured, Zero Cpn., 8/01/36 ........................... 18,865,000 11,071,048

Franklin Federal Tax-Free Income Fund
Schedule of Investments
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
California (continued)
Santa Ana Unified School District, (continued)
GO, 2009 B, AGMC Insured, Zero Cpn., 8/01/37 ........................... $ 10,000,000 $ 5,615,983
Santa Monica-Malibu Unified School District , GO , A , 4% , 8/01/44 ...............
9,360,000 9,375,802
State of California ,
GO, 5.9%, 4/01/23 ................................................. 300,000 305,035
GO, 2002, NATL Insured, 5%, 10/01/32 ................................. 20,000 20,046
West Contra Costa Unified School District ,
GO, C-1, Refunding, AGMC Insured, Zero Cpn., 8/01/29 .................... 10,000,000 7,797,717
GO, C-1, Refunding, AGMC Insured, Zero Cpn., 8/01/30 .................... 20,845,000 15,598,168
GO, C-1, Refunding, AGMC Insured, Zero Cpn., 8/01/31 .................... 20,000,000 14,324,796
GO, C-1, Refunding, AGMC Insured, Zero Cpn., 8/01/32 .................... 10,730,000 7,361,360
633,191,702
Colorado 2.7%
City & County of Denver ,
Revenue, 2018 A-1, 5%, 8/01/48 ...................................... 39,690,000 42,348,627
Revenue, 2018 A-2, Zero Cpn., 8/01/35 ................................. 2,000,000 1,214,666
Revenue, 2018 A-2, Zero Cpn., 8/01/36 ................................. 2,500,000 1,448,577
Revenue, 2018 A-2, Zero Cpn., 8/01/37 ................................. 2,455,000 1,357,284
Revenue, 2018 A-2, Zero Cpn., 8/01/38 ................................. 2,000,000 1,056,690
Airport System, Revenue, 1992 C, NATL Insured, ETM, 6.125%, 11/15/25 ....... 3,590,000 3,926,846
Airport System, Revenue, 2013 B, 5.25%, 11/15/33 ........................ 16,405,000 17,007,800
Airport System, Revenue, 2018 A, Refunding, 5%, 12/01/38 .................. 12,000,000 12,783,638
Airport System, Revenue, 2018 A, Refunding, 5%, 12/01/43 .................. 11,000,000 11,633,295
Airport System, Revenue, 2018 A, Refunding, 5%, 12/01/48 .................. 10,000,000 10,503,535
Airport System, Revenue, 2018 A, Refunding, 5.25%, 12/01/48 ............... 26,000,000 27,680,375
Colorado Health Facilities Authority ,
AdventHealth Obligated Group, Revenue, 2016 A, Refunding, 5%, 11/15/41 ...... 30,505,000 33,043,568
AdventHealth Obligated Group, Revenue, 2018 A, 5%, 11/15/48 ............... 12,000,000 12,905,165
AdventHealth Obligated Group, Revenue, 2019 A, Refunding, 4%, 11/15/43 ...... 10,000,000 9,807,977
Children's Hospital Colorado Obligated Group, Revenue, 2016 A, 5%, 12/01/41 ... 5,000,000 5,352,138
Children's Hospital Colorado Obligated Group, Revenue, 2016 A, 5%, 12/01/44 ... 10,200,000 10,898,208
CommonSpirit Health Obligated Group, Revenue, 2019 A-1, Refunding, 4%, 8/01/44 6,000,000 5,732,796
CommonSpirit Health Obligated Group, Revenue, 2019 A-2, Refunding, 5%, 8/01/44 17,700,000 19,087,731
CommonSpirit Health Obligated Group, Revenue, 2019 A-2, Refunding, 4%, 8/01/49 7,000,000 6,635,047
Covenant Living Communities and Services Obligated Group, Revenue, 2020 A,
Refunding, 4%, 12/01/50 ........................................... 4,930,000 4,531,366
Parkview Medical Center, Inc. Obligated Group, Revenue, 2020 A, 4%, 9/01/45 ... 1,000,000 938,804
Parkview Medical Center, Inc. Obligated Group, Revenue, 2020 A, 4%, 9/01/50 ... 3,000,000 2,776,508
Sisters of Charity of Leavenworth Health System, Inc. Obligated Group, Revenue,
2019 B, Refunding, 4%, 1/01/40 ..................................... 10,000,000 9,920,516
Eagle River Water and Sanitation District , Revenue , 2020 A , AGMC Insured , 4% ,
12/01/45 ........................................................ 1,250,000 1,289,337
Park Creek Metropolitan District , Revenue, Senior Lien , 2018 A , 5% , 12/01/46 ......
2,875,000 3,134,933
Public Authority for Colorado Energy , Revenue , 2008 , 6.5% , 11/15/38 ............
20,000,000 25,455,368
Regional Transportation District , Denver Transit Partners LLC , Revenue , 2020 A ,
Refunding , 4% , 7/15/39 ............................................. 1,000,000 969,650
283,440,445
Connecticut 0.3%
Connecticut State Health & Educational Facilities Authority ,
Hartford HealthCare Obligated Group, Revenue, 2020 A, 4%, 7/01/37 .......... 3,000,000 3,003,639
Hartford HealthCare Obligated Group, Revenue, 2020 A, 4%, 7/01/39 .......... 5,750,000 5,728,451
Hartford HealthCare Obligated Group, Revenue, 2020 A, 4%, 7/01/40 .......... 2,250,000 2,237,495
Hartford HealthCare Obligated Group, Revenue, 2021 A, 4%, 7/01/46 .......... 7,500,000 7,282,969
Stamford Hospital Obligated Group (The), Revenue, M, Refunding, 4%, 7/01/37 ... 5,000,000 4,855,219

Franklin Federal Tax-Free Income Fund
Schedule of Investments
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Connecticut (continued)
State of Connecticut ,
Special Tax, 2020 A, 4%, 5/01/39 ...................................... $ 1,650,000 $ 1,700,111
Special Tax, 2020 A, 5%, 5/01/40 ...................................... 2,000,000 2,226,331
27,034,215
Delaware 0.1%
County of Kent ,
CHF-Dover LLC, Revenue, 2018 A, 5%, 7/01/40 ........................... 1,100,000 1,112,896
CHF-Dover LLC, Revenue, 2018 A, 5%, 7/01/48 ........................... 1,485,000 1,487,075
CHF-Dover LLC, Revenue, 2018 A, 5%, 7/01/53 ........................... 1,100,000 1,096,478
Delaware State Economic Development Authority ,
Newark Charter School, Inc., Revenue, 2021, Refunding, 4%, 9/01/41 .......... 1,600,000 1,486,804
Newark Charter School, Inc., Revenue, 2021, Refunding, 4%, 9/01/51 .......... 3,300,000 2,904,173
8,087,426
Florida 10.0%
e
Alachua County Health Facilities Authority ,
Oak Hammock at the University of Florida Obligated Group, Revenue, 2022,
Refunding, 4%, 10/01/40 ........................................... 2,500,000 2,318,972
Oak Hammock at the University of Florida Obligated Group, Revenue, 2022,
Refunding, 4%, 10/01/46 ........................................... 1,750,000 1,557,525
Brevard County Health Facilities Authority ,
Health First, Inc. Obligated Group, Revenue, 2014, Refunding, 5%, 4/01/39 ...... 5,000,000 5,237,349
Health First, Inc. Obligated Group, Revenue, 2022 A, Refunding, 5%, 4/01/52 ..... 10,000,000 10,659,365
Broward County Housing Finance Authority ,
Heron Pointe Ltd., Revenue, 1997 A, Refunding, 5.65%, 11/01/22 ............. 80,000 80,214
Heron Pointe Ltd., Revenue, 1997 A, Refunding, 5.7%, 11/01/29 .............. 225,000 225,000
Capital Projects Finance Authority ,
CAPFA Capital Corp. 2000F, Revenue, 2020 A-1, Refunding, 5%, 10/01/31 ...... 1,500,000 1,605,084
CAPFA Capital Corp. 2000F, Revenue, 2020 A-1, Refunding, 5%, 10/01/32 ...... 1,100,000 1,170,596
CAPFA Capital Corp. 2000F, Revenue, 2020 A-1, Refunding, 5%, 10/01/35 ...... 1,000,000 1,060,525
Capital Trust Agency, Inc. ,
c
Revenue, 144A, 2021 A-1, 3.65%, 12/01/36 .............................. 22,800,000 20,315,712
Lutz Preparatory School, Inc., Revenue, 2021 A, 4%, 6/01/31 ................. 500,000 503,227
Lutz Preparatory School, Inc., Revenue, 2021 A, 4%, 6/01/41 ................. 325,000 320,551
Lutz Preparatory School, Inc., Revenue, 2021 A, 4%, 6/01/51 ................. 385,000 365,136
Lutz Preparatory School, Inc., Revenue, 2021 A, 4%, 6/01/56 ................. 485,000 450,083
c
SHI - Lake Osborne LLC, Revenue, 144A, 2021 A-1, 3.68%, 1/01/57 ........... 2,000,000 1,455,968
Central Florida Expressway Authority ,
Revenue, Senior Lien, 2016 B, Refunding, 4%, 7/01/39 ..................... 5,000,000 5,125,055
Revenue, Senior Lien, 2016 B, Refunding, 4%, 7/01/40 ..................... 5,825,000 5,936,628
Revenue, Senior Lien, 2018, 5%, 7/01/48 ................................ 16,000,000 17,515,997
Revenue, Senior Lien, 2019 B, 5%, 7/01/49 .............................. 22,000,000 24,179,542
Revenue, Senior Lien, 2021 D, 5%, 7/01/32 .............................. 1,100,000 1,266,524
Centre Lake Community Development District ,
Special Assessment, 2021, 3%, 5/01/42 ................................. 1,000,000 770,604
Special Assessment, 2021, 4%, 5/01/52 ................................. 1,275,000 1,128,239
City of Atlantic Beach ,
Naval Continuing Care Retirement Foundation Obligated Group, Revenue, 2018 A,
5%, 11/15/38 ................................................... 1,105,000 1,174,802
Naval Continuing Care Retirement Foundation Obligated Group, Revenue, 2018 A,
5%, 11/15/53 ................................................... 9,235,000 9,647,803

Franklin Federal Tax-Free Income Fund
Schedule of Investments
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Florida (continued)
City of Cape Coral , Water & Sewer , Revenue , 2017 , Refunding , 5% , 10/01/39 ......
$ 10,000,000 $ 10,991,988
City of Cocoa , Water & Sewer , Revenue , 2018 B , 5% , 10/01/48 .................
10,325,000 11,345,420
City of Deltona , Utility System , Revenue , 2013 , Pre-Refunded , AGMC Insured , 5.125% ,
10/01/39 ........................................................ 5,000,000 5,200,180
City of Fort Myers , Utility System , Revenue , 2019 A , Refunding , 4% , 10/01/44 ......
7,000,000 7,165,708
City of Gainesville ,
Utilities System, Revenue, 2017 A, 5%, 10/01/36 .......................... 7,150,000 7,915,744
Utilities System, Revenue, 2019 A, 5%, 10/01/47 .......................... 36,640,000 40,348,301
City of Jacksonville ,
Genesis Health, Inc. Obligated Group, Revenue, 2020, Refunding, 4%, 11/01/45 .. 5,000,000 4,900,747
Genesis Health, Inc. Obligated Group, Revenue, 2020, Refunding, 5%, 11/01/50 .. 15,000,000 16,199,117
City of Lakeland , Lakeland Regional Health Systems Obligated Group , Revenue , 2015 ,
5% , 11/15/45 ..................................................... 12,300,000 12,723,606
City of Melbourne ,
Water & Sewer, Revenue, 2000 A, FGIC Insured, ETM, Zero Cpn., 10/01/26 ...... 1,500,000 1,330,683
Water & Sewer, Revenue, 2002 B, Refunding, NATL Insured, Zero Cpn., 10/01/22 . 1,785,000 1,773,112
Water & Sewer, Revenue, 2002 B, Refunding, NATL Insured, Zero Cpn., 10/01/26 . 4,500,000 3,976,447
City of Miami Beach ,
GO, 2019, Refunding, 4%, 5/01/44 ..................................... 15,000,000 15,253,782
Revenue, 2015 A, 5%, 9/01/40 ........................................ 11,000,000 11,747,924
Stormwater, Revenue, 2015, 5%, 9/01/41 ................................ 10,000,000 10,653,714
City of Pompano Beach ,
John Knox Village of Florida, Inc. Obligated Group, Revenue, 2020, Refunding, 4%,
9/01/50 ........................................................ 4,730,000 4,289,872
John Knox Village of Florida, Inc. Obligated Group, Revenue, 2021 A, 4%, 9/01/56 . 10,150,000 8,789,812
City of South Miami Health Facilities Authority, Inc. ,
Baptist Health South Florida Obligated Group, Revenue, 2017, Refunding, 4%,
8/15/42 ........................................................ 5,000,000 4,984,653
Baptist Health South Florida Obligated Group, Revenue, 2017, Refunding, 5%,
8/15/42 ........................................................ 21,500,000 23,053,538
City of St. Petersburg , Public Utility , Revenue , 2018 , Refunding , 4% , 10/01/43 ......
15,000,000 15,284,001
City of Tampa ,
H Lee Moffitt Cancer Center & Research Institute Obligated Group, Revenue, 2016
B, Refunding, 5%, 7/01/37 ......................................... 5,000,000 5,343,778
H Lee Moffitt Cancer Center & Research Institute Obligated Group, Revenue, 2020
B, 4%, 7/01/45 .................................................. 6,150,000 6,028,696
State of Florida Cigarette Tax, Revenue, 2020 A, Zero Cpn., 9/01/35 ............ 755,000 444,669
State of Florida Cigarette Tax, Revenue, 2020 A, Zero Cpn., 9/01/36 ............ 800,000 449,867
State of Florida Cigarette Tax, Revenue, 2020 A, Zero Cpn., 9/01/37 ............ 800,000 429,407
Water & Wastewater System, Revenue, 2020 A, 5%, 10/01/54 ................ 5,000,000 5,670,737
Collier County Educational Facilities Authority , Hodges University, Inc. , Revenue , 2013 ,
Pre-Refunded , 5.625% , 11/01/28 ...................................... 2,860,000 2,998,838
County of Broward , Port Facilities , Revenue, Senior Lien , 2019 B , 4% , 9/01/49 .....
15,000,000 14,981,134
County of Hillsborough ,
Wastewater Impact Fee, Revenue, 2021, 5%, 5/01/31 ...................... 1,640,000 1,914,356
Wastewater Impact Fee, Revenue, 2021, 4%, 5/01/37 ...................... 650,000 677,911
County of Lee , Airport , Revenue , 2021 B , 4% , 10/01/38 .......................
7,435,000 7,298,137
County of Miami-Dade ,
GO, 2016 A, 4%, 7/01/39 ............................................ 1,000,000 1,035,903
Aviation, Revenue, 2014 B, Refunding, 5%, 10/01/37 ....................... 10,000,000 10,415,048
Aviation, Revenue, 2017 B, Refunding, 5%, 10/01/40 ....................... 5,000,000 5,252,575
Aviation, Revenue, 2019 A, 5%, 10/01/49 ................................ 22,500,000 23,566,246
Aviation, Revenue, 2020 A, Refunding, 4%, 10/01/41 ....................... 4,950,000 4,947,229
Seaport Department, Revenue, 2013 A, Pre-Refunded, 6%, 10/01/38 ........... 10,000,000 10,532,680
Transit System, Revenue, 2015, Refunding, 5%, 7/01/35 .................... 7,000,000 7,459,059
Transit System, Revenue, 2018, 5%, 7/01/43 ............................. 10,000,000 11,007,410

Franklin Federal Tax-Free Income Fund
Schedule of Investments
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Florida (continued)
County of Miami-Dade, (continued)
Transit System, Revenue, 2018, 4%, 7/01/47 ............................. $ 5,000,000 $ 5,081,567
Transit System, Revenue, 2020 A, 4%, 7/01/47 ........................... 5,000,000 5,044,655
Water & Sewer System, Revenue, 2013 A, Pre-Refunded, 5%, 10/01/42 ......... 20,000,000 20,289,566
Water & Sewer System, Revenue, 2019, 5%, 10/01/43 ...................... 5,000,000 5,565,139
Water & Sewer System, Revenue, 2019 B, 4%, 10/01/44 .................... 27,500,000 27,775,418
Water & Sewer System, Revenue, 2021, 4%, 10/01/38 ...................... 3,000,000 3,119,600
County of Osceola ,
Transportation, Revenue, 2019 A-1, Refunding, 5%, 10/01/44 ................. 2,000,000 2,130,915
Transportation, Revenue, 2019 A-1, Refunding, 5%, 10/01/49 ................. 2,500,000 2,647,277
County of Seminole , Water & Sewer , Revenue , 2019 , Refunding , 4% , 10/01/40 .....
8,500,000 8,739,771
Escambia County Health Facilities Authority ,
Baptist Health Care Corp. Obligated Group, Revenue, 2020 A, Refunding, 5%,
8/15/34 ........................................................ 2,650,000 2,918,132
Baptist Health Care Corp. Obligated Group, Revenue, 2020 A, Refunding, 5%,
8/15/36 ........................................................ 3,900,000 4,284,879
Baptist Health Care Corp. Obligated Group, Revenue, 2020 A, Refunding, 5%,
8/15/37 ........................................................ 6,015,000 6,602,933
Baptist Health Care Corp. Obligated Group, Revenue, 2020 A, Refunding, 4%,
8/15/50 ........................................................ 38,485,000 35,445,920
Florida Development Finance Corp. ,
River City Education Obligated Group, Revenue, 2021 A, 4%, 7/01/35 .......... 325,000 303,778
River City Education Obligated Group, Revenue, 2021 A, 4%, 7/01/45 .......... 600,000 531,548
Shands Jacksonville Medical Center Obligated Group, Revenue, 2022 A, Refunding,
5%, 2/01/33 .................................................... 1,350,000 1,470,733
Shands Jacksonville Medical Center Obligated Group, Revenue, 2022 A, Refunding,
5%, 2/01/39 .................................................... 2,600,000 2,799,231
Shands Jacksonville Medical Center Obligated Group, Revenue, 2022 A, Refunding,
5%, 2/01/40 .................................................... 2,600,000 2,794,233
Shands Jacksonville Medical Center Obligated Group, Revenue, 2022 A, Refunding,
5%, 2/01/52 .................................................... 7,000,000 7,409,066
Florida Housing Finance Corp. , Revenue , 2020-1 , GNMA Insured , 2.75% , 7/01/50 ...
1,540,000 1,193,334
Florida Municipal Loan Council , Revenue , 2011 D , AGMC Insured , 5.5% , 10/01/41 ..
4,750,000 4,765,464
Fort Pierce Utilities Authority ,
Revenue, 1999 B, AMBAC Insured, Zero Cpn., 10/01/22 .................... 3,090,000 3,068,294
Revenue, 1999 B, AMBAC Insured, Zero Cpn., 10/01/23 .................... 3,060,000 2,955,576
Revenue, 1999 B, AMBAC Insured, Zero Cpn., 10/01/24 .................... 2,560,000 2,397,618
Greater Orlando Aviation Authority , Revenue , 2019 A , 4% , 10/01/49 ..............
15,000,000 14,496,429
Halifax Hospital Medical Center ,
Halifax Hospital Medical Center Obligated Group, Revenue, 2015, Pre-Refunded,
5%, 6/01/46 .................................................... 4,250,000 4,557,252
Halifax Hospital Medical Center Obligated Group, Revenue, 2016, Refunding, 5%,
6/01/36 ........................................................ 2,500,000 2,685,980
Herons Glen Recreation District ,
Special Assessment, 2020, Refunding, BAM Insured, 4%, 5/01/45 ............. 1,515,000 1,538,559
Special Assessment, 2020, Refunding, BAM Insured, 4%, 5/01/50 ............. 1,800,000 1,798,262
Hillsborough County Aviation Authority ,
Revenue, 2015 A, 5%, 10/01/44 ....................................... 5,000,000 5,186,314
Revenue, 2018 A, 5%, 10/01/48 ....................................... 20,000,000 21,099,942
Revenue, 2018 E, 5%, 10/01/43 ....................................... 5,000,000 5,333,857
Hillsborough County Industrial Development Authority , Florida Health Sciences Center,
Inc. Obligated Group , Revenue , 2020 A , 4% , 8/01/55 ....................... 6,500,000 6,156,266
Hollywood Beach Community Development District I , Special Assessment , 2020 ,
Refunding , 4% , 10/01/45 ............................................ 4,000,000 3,891,372
JEA Electric System ,
Revenue, 2020 A, Refunding, 4%, 10/01/35 .............................. 5,000,000 5,187,778
Revenue, 2020 A-3, Refunding, 4%, 10/01/38 ............................. 9,080,000 9,292,921

Franklin Federal Tax-Free Income Fund
Schedule of Investments
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Florida (continued)
JEA Electric System, (continued)
Revenue, 2020 A-3, Refunding, 4%, 10/01/39 ............................. $ 9,300,000 $ 9,470,336
JEA Water & Sewer System , Revenue , 2020 A , Refunding , 4% , 10/01/40 .........
1,000,000 1,014,680
Lee County Industrial Development Authority ,
Shell Point Obligated Group, Revenue, 2019, 5%, 11/15/44 .................. 5,000,000 5,352,354
Shell Point Obligated Group, Revenue, 2021, Refunding, 4%, 11/15/30 ......... 460,000 474,953
Shell Point Obligated Group, Revenue, 2021, Refunding, 4%, 11/15/31 ......... 560,000 575,232
Shell Point Obligated Group, Revenue, 2021, Refunding, 4%, 11/15/32 ......... 375,000 383,660
Lee Memorial Health System , Lee Memorial Health System Obligated Group , Revenue ,
2019 A-1 , Refunding , 5% , 4/01/44 ..................................... 4,220,000 4,558,939
c
Leon County Housing Finance Authority , Revenue , 144A, 2022 A , Zero Cpn., 5/01/57 27,000,000 22,950,000
Miami Beach Redevelopment Agency ,
Tax Allocation, 2015 A, Refunding, AGMC Insured, 5%, 2/01/40 ............... 5,000,000 5,180,637
Tax Allocation, 2015 A 2015 B, Refunding, AGMC Insured, 5%, 2/01/44 ......... 12,000,000 12,421,074
Miami-Dade County Expressway Authority ,
Revenue, 2013 A, Refunding, 5%, 7/01/29 ............................... 10,000,000 10,051,724
Revenue, 2013 A, Refunding, 5%, 7/01/32 ............................... 6,375,000 6,405,044
Revenue, A, 5%, 7/01/40 ............................................ 49,035,000 49,279,670
Miami-Dade County Health Facilities Authority ,
Variety Children's Hospital Obligated Group, Revenue, 2017, Refunding, 5%, 8/01/42 3,000,000 3,265,294
Variety Children's Hospital Obligated Group, Revenue, 2017, Refunding, 4%, 8/01/47 3,500,000 3,444,708
Mid-Bay Bridge Authority ,
Revenue, 2015 A, Refunding, 5%, 10/01/40 .............................. 5,000,000 5,217,243
Revenue, A, ETM, 6.875%, 10/01/22 ................................... 1,415,000 1,445,228
Revenue, D, ETM, 6.1%, 10/01/22 ..................................... 2,345,000 2,388,666
North Sumter County Utility Dependent District ,
Revenue, Senior Lien, 2019, BAM Insured, 5%, 10/01/44 .................... 4,000,000 4,429,031
Revenue, Senior Lien, 2019, 5%, 10/01/49 ............................... 3,635,000 3,983,809
Revenue, Senior Lien, 2019, 5%, 10/01/54 ............................... 7,000,000 7,660,823
Orange County Health Facilities Authority ,
Orlando Health Obligated Group, Revenue, 2016 A, Refunding, 5%, 10/01/39 ..... 6,000,000 6,478,344
Orlando Health Obligated Group, Revenue, 2019 A, 5%, 10/01/47 ............. 10,000,000 10,964,432
Presbyterian Retirement Communities, Inc. Obligated Group, Revenue, 2016,
Refunding, 5%, 8/01/41 ............................................ 5,000,000 5,318,416
Presbyterian Retirement Communities, Inc. Obligated Group, Revenue, 2016,
Refunding, 5%, 8/01/47 ............................................ 14,000,000 14,891,563
Palm Beach County Educational Facilities Authority ,
Palm Beach Atlantic University Obligated Group, Revenue, 2021, Refunding, 4%,
10/01/41 ....................................................... 3,695,000 3,529,354
Palm Beach Atlantic University Obligated Group, Revenue, 2021, Refunding, 4%,
10/01/46 ....................................................... 7,570,000 7,032,285
Palm Beach County Health Facilities Authority ,
ACTS Retirement-Life Communities, Inc. Obligated Group, Revenue, 2020 B, 4%,
11/15/41 ....................................................... 500,000 505,042
ACTS Retirement-Life Communities, Inc. Obligated Group, Revenue, 2020 B, 5%,
11/15/42 ....................................................... 1,000,000 1,092,163
Lifespace Communities, Inc. Obligated Group, Revenue, 2016 B, 5%, 5/15/41 .... 5,000,000 5,047,129
Pine Ridge Plantation Community Development District ,
Special Assessment, Senior Lien, 2020 A-1, Refunding, AGMC Insured, 2.625%,
5/01/34 ........................................................ 1,205,000 1,016,356
Special Assessment, Senior Lien, 2020 A-1, Refunding, AGMC Insured, 2.8%,
5/01/37 ........................................................ 995,000 829,163

Franklin Federal Tax-Free Income Fund
Schedule of Investments
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Florida (continued)
Reunion West Community Development District , Special Assessment , 2022 ,
Refunding , 3% , 5/01/36 ............................................. $ 1,250,000 $ 1,074,493
River Hall Community Development District , Special Assessment , 2021 A-1 , Refunding ,
3% , 5/01/36 ...................................................... 750,000 614,975
Sarasota County Health Facilities Authority ,
Southwest Florida Retirement Center, Inc. Obligated Group, Revenue, 2017 A, 5%,
1/01/37 ........................................................ 2,350,000 2,405,715
Southwest Florida Retirement Center, Inc. Obligated Group, Revenue, 2017 A, 5%,
1/01/42 ........................................................ 1,600,000 1,627,820
Southwest Florida Retirement Center, Inc. Obligated Group, Revenue, 2017 A, 5%,
1/01/47 ........................................................ 2,450,000 2,481,315
Sunnyside Village Obligated Group, Revenue, 2018, 5%, 5/15/33 .............. 600,000 637,926
Sunnyside Village Obligated Group, Revenue, 2018, 5%, 5/15/38 .............. 1,025,000 1,085,211
Sunnyside Village Obligated Group, Revenue, 2018, 5%, 5/15/48 .............. 1,850,000 1,937,164
Sarasota County Public Hospital District , Sarasota County Public Hospital District
Obligated Group , Revenue , 2018 , 4% , 7/01/48 ............................ 10,000,000 9,733,857
South Broward Hospital District , South Broward Hospital District Obligated Group ,
Revenue , 2018 , 5% , 5/01/45 ......................................... 20,715,000 22,659,902
South Fork East Community Development District ,
Special Assessment, 2021, Refunding, 3%, 5/01/26 ........................ 100,000 97,239
Special Assessment, 2021, Refunding, 3%, 5/01/31 ........................ 250,000 218,703
Special Assessment, 2021, Refunding, 3%, 5/01/38 ........................ 600,000 485,833
St. Johns County Industrial Development Authority , Presbyterian Retirement
Communities, Inc. Obligated Group , Revenue , 2020 A , Refunding , 4% , 8/01/55 ... 7,250,000 7,418,672
State of Florida ,
GO, 1999 D, Refunding, 6%, 6/01/23 ................................... 32,500,000 33,881,520
GO, 2016 C, Refunding, 4%, 6/01/35 ................................... 5,340,000 5,509,102
GO, 2016 F, Refunding, 4%, 6/01/37 ................................... 8,000,000 8,225,541
Tampa Bay Water , Revenue , 2013 , 5% , 10/01/38 ...........................
10,000,000 10,366,091
Tampa Sports Authority , Revenue , 1995 , NATL Insured , 6.1% , 10/01/26 ...........
2,105,000 2,271,398
Tampa-Hillsborough County Expressway Authority , Revenue , 2017 , 5% , 7/01/47 ....
15,000,000 16,349,499
Tohopekaliga Water Authority , Revenue , 2016 , Refunding , 5% , 10/01/46 ..........
5,000,000 5,398,620
Town of Palm Beach , GO , 2018 , 4% , 7/01/43 ..............................
5,000,000 5,132,970
University of North Florida Financing Corp. (The) , Revenue , 2016 , Refunding , AGMC
Insured , 5% , 11/01/35 .............................................. 5,000,000 5,446,439
Volusia County Educational Facility Authority ,
Embry-Riddle Aeronautical University, Inc., Revenue, 2017, Refunding, 5%, 10/15/42 1,500,000 1,605,206
Embry-Riddle Aeronautical University, Inc., Revenue, 2017, Refunding, 5%, 10/15/47 3,500,000 3,720,742
Embry-Riddle Aeronautical University, Inc., Revenue, 2020 A, Refunding, 5%,
10/15/49 ....................................................... 3,000,000 3,222,084
1,063,277,498
Georgia 3.7%
Atlanta Development Authority (The) ,
City of Atlanta Hotel Motel Tax, Revenue, 2015 A-1, 5.25%, 7/01/44 ............ 3,000,000 3,179,384
Tuff Yamacraw LLC, Revenue, 2005 A, Refunding, AMBAC Insured, 5%, 1/01/24 .. 6,385,000 6,546,940
Tuff Yamacraw LLC, Revenue, 2005 A, Refunding, AMBAC Insured, 5%, 1/01/25 .. 6,955,000 7,205,970
Tuff Yamacraw LLC, Revenue, 2005 A, Refunding, AMBAC Insured, 5%, 1/01/26 .. 5,000,000 5,234,907
Tuff Yamacraw LLC, Revenue, 2005 A, Refunding, AMBAC Insured, 5%, 1/01/27 .. 5,000,000 5,282,846
Brookhaven Development Authority , Children's Healthcare of Atlanta Obligated Group ,
Revenue , 2019 A , 4% , 7/01/49 ........................................ 15,040,000 15,021,167
City of Atlanta ,
Airport Passenger Facility Charge, Revenue, Sub. Lien, 2019 D, 4%, 7/01/36 ..... 15,800,000 15,960,963
Water & Wastewater, Revenue, 2015, Refunding, 5%, 11/01/40 ............... 29,500,000 31,453,938
Water & Wastewater, Revenue, 2018 A, Refunding, 5%, 11/01/40 .............. 4,655,000 5,102,819
Water & Wastewater, Revenue, 2018 A, Refunding, 5%, 11/01/41 .............. 4,845,000 5,305,761
Water & Wastewater, Revenue, 2018 C, Refunding, 4%, 11/01/38 .............. 13,550,000 13,861,723

Franklin Federal Tax-Free Income Fund
Schedule of Investments
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Georgia (continued)
Clarke County Hospital Authority , Piedmont Healthcare, Inc. Obligated Group ,
Revenue , 2016 A , Refunding , 5% , 7/01/46 ............................... $ 10,835,000 $ 11,454,420
Cobb County Kennestone Hospital Authority , WellStar Health System Obligated Group ,
Revenue , 2020 B , Refunding , 4% , 4/01/41 ............................... 50,000 50,053
Coweta County Development Authority , Piedmont Healthcare, Inc. Obligated Group ,
Revenue , 2019 A , Refunding , 5% , 7/01/44 ............................... 10,000,000 10,953,700
Development Authority for Fulton County ,
Piedmont Healthcare, Inc. Obligated Group, Revenue, 2016 A, Refunding, 5%,
7/01/46 ........................................................ 11,005,000 11,634,138
WellStar Health System Obligated Group, Revenue, 2017, 5%, 4/01/47 ......... 5,000,000 5,349,292
Development Authority of Burke County (The) ,
Oglethorpe Power Corp., Revenue, 2017, Refunding, 4.125%, 11/01/45 ......... 18,500,000 17,752,154
Oglethorpe Power Corp., Revenue, 2017 C, Refunding, 4.125%, 11/01/45 ....... 2,500,000 2,398,940
c
Development Authority of Rockdale County , AHPC Terraces at Fieldstone LLC ,
Revenue , 144A, 2021 A-1 , 3.5% , 12/01/36 ............................... 39,080,000 32,137,035
Fayette County Hospital Authority , Piedmont Healthcare, Inc. Obligated Group ,
Revenue , 2014 A , Refunding , 5% , 7/01/39 ............................... 11,420,000 11,841,041
Fulton County Residential Care Facilities for the Elderly Authority , Lenbrook Square
Foundation Obligated Group , Revenue , 2016 , Refunding , 5% , 7/01/42 .......... 5,000,000 5,131,770
Gainesville & Hall County Hospital Authority , Northeast Georgia Health System
Obligated Group , Revenue , 2017 A , Refunding , 5% , 2/15/45 ................. 13,040,000 14,130,306
Glynn-Brunswick Memorial Hospital Authority , Southeast Georgia Health System
Obligated Group , Revenue , 2017 , 5% , 8/01/47 ............................ 2,250,000 2,383,668
Main Street Natural Gas, Inc. ,
Revenue, 2007 A, 5.5%, 9/15/28 ...................................... 5,000,000 5,546,018
Revenue, 2019 A, 5%, 5/15/49 ........................................ 11,500,000 12,702,463
Revenue, 2021 C, 4%, 12/01/28 ....................................... 4,500,000 4,605,147
d
Revenue, 2021 C, Mandatory Put, 4%, 12/01/28 ........................... 12,250,000 12,483,969
d
Revenue, 2022 A, Mandatory Put, 4%, 12/01/29 ........................... 16,500,000 16,802,113
c,d
Revenue, 144A, 2022 C, Mandatory Put, 4%, 11/01/27 ...................... 49,155,000 49,034,610
Municipal Electric Authority of Georgia ,
Revenue, 2019 A, Refunding, 5%, 1/01/44 ............................... 4,580,000 4,958,522
Revenue, 2019 B, 5%, 1/01/59 ........................................ 4,000,000 4,200,676
Revenue, 2021 A, Refunding, 5%, 1/01/63 ............................... 2,000,000 2,114,500
Private Colleges & Universities Authority ,
Emory University, Revenue, 2013 A, 5%, 10/01/43 ......................... 10,000,000 10,332,196
Emory University, Revenue, 2020 B, Refunding, 4%, 9/01/39 ................. 2,100,000 2,125,144
Emory University, Revenue, 2020 B, Refunding, 4%, 9/01/40 ................. 2,000,000 2,020,667
Savannah Hospital Authority , St. Joseph's/Candler Health System Obligated Group ,
Revenue , 2019 A , Refunding , 4% , 7/01/43 ............................... 15,000,000 14,945,280
State of Georgia , GO , 2017 A , 4% , 2/01/36 ................................
10,000,000 10,399,135
391,643,375
Hawaii 1.0%
City & County Honolulu , Wastewater System , Revenue, Senior Lien , 2018 A , 5% ,
7/01/47 ......................................................... 25,000,000 27,351,825
State of Hawaii ,
Airports System, Revenue, 2018 A, 5%, 7/01/43 ........................... 15,000,000 15,840,105
Airports System, Revenue, 2018 A, 5%, 7/01/48 ........................... 15,450,000 16,252,946
Airports System, Revenue, 2020 A, 4%, 7/01/45 ........................... 8,125,000 7,847,096
Airports System, Revenue, 2020 D, Refunding, 4%, 7/01/39 .................. 10,000,000 10,096,719
State of Hawaii Department of Budget & Finance ,
Hawaiian Electric Co., Inc., Revenue, 2019, Refunding, 3.2%, 7/01/39 .......... 10,000,000 9,212,440
Hawaiian Electric Co., Inc., Revenue, 2019, 3.5%, 10/01/49 .................. 17,035,000 15,578,197
102,179,328

Franklin Federal Tax-Free Income Fund
Schedule of Investments
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Idaho 0.1%
Idaho Health Facilities Authority ,
St. Luke's Health System Ltd. Obligated Group, Revenue, 2018 A, Refunding, 5%,
3/01/36 ........................................................ $ 4,200,000 $ 4,642,554
St. Luke's Health System Ltd. Obligated Group, Revenue, 2018 A, Refunding, 5%,
3/01/37 ........................................................ 3,500,000 3,857,973
Trinity Health Corp. Obligated Group, Revenue, 2019 ID, 4%, 12/01/43 ......... 6,000,000 5,935,257
14,435,784
Illinois 5.4%
Chicago Midway International Airport ,
Revenue, 1998 C, Refunding, AGMC, NATL RE Insured, 5.5%, 1/01/24 ......... 6,825,000 7,071,376
Revenue, Second Lien, 2016 B, Refunding, 5%, 1/01/46 .................... 18,420,000 19,360,004
Chicago O'Hare International Airport ,
Revenue, Senior Lien, 2016 D, 5.25%, 1/01/42 ............................ 10,000,000 10,776,502
Revenue, Senior Lien, 2016 D, 5%, 1/01/47 .............................. 18,000,000 19,055,202
Revenue, Senior Lien, 2020 A, Refunding, 4%, 1/01/35 ..................... 13,015,000 13,168,729
Chicago Park District ,
GO, 2020 C, BAM Insured, 4%, 1/01/41 ................................. 1,400,000 1,406,926
GO, 2020 C, BAM Insured, 4%, 1/01/42 ................................. 4,300,000 4,313,367
GO, 2020 D, BAM Insured, 4%, 1/01/37 ................................. 1,000,000 1,011,099
GO, 2020 D, BAM Insured, 4%, 1/01/38 ................................. 1,000,000 1,009,459
GO, 2020 D, BAM Insured, 4%, 1/01/39 ................................. 1,000,000 1,007,838
GO, 2020 F-2, Refunding, 4%, 1/01/36 .................................. 1,250,000 1,259,232
GO, 2020 F-2, Refunding, 5%, 1/01/37 .................................. 2,000,000 2,198,456
GO, 2020 F-2, Refunding, 5%, 1/01/39 .................................. 1,625,000 1,780,610
GO, 2020 F-2, Refunding, 5%, 1/01/40 .................................. 1,625,000 1,777,982
Chicago Transit Authority Sales Tax Receipts Fund ,
Revenue, Second Lien, 2020 A, Refunding, 4%, 12/01/50 .................... 9,000,000 8,885,288
Revenue, Second Lien, 2022 A, Refunding, 5%, 12/01/57 .................... 15,000,000 15,925,482
City of Chicago , Revenue , 1998 , NATL Insured , ETM, 5.75% , 1/01/23 ............
4,755,000 4,877,792
City of Galesburg , Knox College , Revenue , 2021 A , Refunding , 4% , 10/01/46 ......
7,000,000 6,622,137
City of Granite City , Waste Management of Illinois, Inc. , Revenue , 2002 , 1.25% ,
5/01/27 ......................................................... 5,750,000 5,098,361
County of Cook , Sales Tax , Revenue , 2021 A , Refunding , 5% , 11/15/38 ...........
3,665,000 4,085,916
Illinois Finance Authority ,
Bradley University, Revenue, 2021 A, Refunding, 4%, 8/01/46 ................ 2,250,000 2,059,578
Bradley University, Revenue, 2021 A, Refunding, 4%, 8/01/51 ................ 4,650,000 4,174,082
Carle Foundation Obligated Group (The), Revenue, 2016 A, Refunding, 5%, 2/15/45 20,000,000 21,022,754
Christian Homes, Inc. Obligated Group, Revenue, 2021 A, 4%, 5/15/41 ......... 3,480,000 3,443,354
Christian Homes, Inc. Obligated Group, Revenue, 2021 B, Refunding, 3.25%,
5/15/27 ........................................................ 2,500,000 2,396,883
Lawndale Educational & Regional Network Charter School Obligated Group,
Revenue, 2021, Refunding, 4%, 11/01/41 .............................. 750,000 703,151
Lawndale Educational & Regional Network Charter School Obligated Group,
Revenue, 2021, Refunding, 4%, 11/01/51 .............................. 1,000,000 891,404
Lawndale Educational & Regional Network Charter School Obligated Group,
Revenue, 2021, Refunding, 4%, 11/01/56 .............................. 750,000 652,730
Mercy Health Corp. Obligated Group, Revenue, 2016, Refunding, 5%, 12/01/46 ... 30,000,000 31,618,947
Macon County School District No. 61 Decatur ,
GO, 2020 C, Refunding, AGMC Insured, 4%, 1/01/40 ....................... 3,700,000 3,793,620
GO, 2020 C, Refunding, AGMC Insured, 4%, 1/01/45 ....................... 3,125,000 3,173,052
Metropolitan Pier & Exposition Authority ,
Revenue, 1996, ETM, 7%, 7/01/26 ..................................... 7,555,000 8,291,556
Revenue, 2002 A, AGMC, NATL Insured, Zero Cpn., 12/15/40 ................ 6,000,000 2,633,157
Revenue, 2002 B, NATL RE Insured, ETM, 5.65%, 6/15/22 ................... 30,000,000 30,150,336
Revenue, 2022 A, Refunding, 4%, 12/15/42 .............................. 500,000 470,468
Revenue, 2022 A, Refunding, 4%, 12/15/47 .............................. 365,000 338,449

Franklin Federal Tax-Free Income Fund
Schedule of Investments
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Illinois (continued)
Metropolitan Pier & Exposition Authority, (continued)
Revenue, 2022 A, Refunding, 4%, 6/15/52 ............................... $ 36,000,000 $ 32,824,436
Southwestern Illinois Development Authority ,
Madison County Community Unit School District No. 7 Edwardsville, Revenue, 2007,
AGMC Insured, Zero Cpn., 12/01/24 .................................. 3,850,000 3,545,804
Madison County Community Unit School District No. 7 Edwardsville, Revenue, 2007,
AGMC Insured, Zero Cpn., 12/01/26 .................................. 7,700,000 6,577,166
St. Clair County School District No. 189 East St. Louis , GO , 2008 , Refunding , AMBAC
Insured , 5.125% , 1/01/28 ............................................ 7,135,000 7,134,759
State of Illinois ,
GO, 2012, AGMC Insured, 5%, 3/01/27 ................................. 11,500,000 11,537,116
GO, 2016, Refunding, 5%, 2/01/26 ..................................... 4,215,000 4,485,123
GO, 2016, 5%, 11/01/35 ............................................. 1,000,000 1,038,857
GO, 2017 A, 5%, 12/01/35 ........................................... 2,000,000 2,093,177
GO, 2017 A, 4.25%, 12/01/40 ......................................... 3,150,000 3,068,801
GO, 2017 C, 5%, 11/01/29 ........................................... 20,815,000 22,235,120
GO, 2017 D, 3.25%, 11/01/26 ......................................... 1,750,000 1,742,384
GO, 2017 D, 5%, 11/01/26 ........................................... 8,800,000 9,435,333
GO, 2017 D, 5%, 11/01/27 ........................................... 10,970,000 11,842,908
GO, 2017 D, 5%, 11/01/28 ........................................... 5,155,000 5,538,457
GO, 2018 A, Refunding, 5%, 10/01/33 .................................. 14,460,000 15,273,945
GO, 2018 A, 5%, 5/01/34 ............................................ 3,010,000 3,164,520
GO, 2018 A, 5%, 5/01/35 ............................................ 6,455,000 6,772,092
GO, 2018 B, Refunding, 5%, 10/01/32 .................................. 2,010,000 2,131,139
GO, 2019 B, 4%, 11/01/34 ........................................... 6,410,000 6,244,664
GO, 2019 C, 4%, 11/01/40 ........................................... 2,500,000 2,357,629
GO, 2019 C, 4%, 11/01/43 ........................................... 4,190,000 3,881,361
GO, 2020, 5.5%, 5/01/30 ............................................ 14,215,000 15,861,931
GO, 2020, 5.5%, 5/01/39 ............................................ 20,030,000 21,805,473
GO, 2020, 5.75%, 5/01/45 ........................................... 7,965,000 8,739,764
GO, 2020 C, 4%, 10/01/37 ........................................... 3,685,000 3,528,410
GO, 2020 C, 4%, 10/01/38 ........................................... 9,750,000 9,290,051
GO, 2020 C, 4%, 10/01/39 ........................................... 4,585,000 4,346,757
GO, 2020 C, 4%, 10/01/41 ........................................... 3,010,000 2,824,915
GO, 2021 A, 5%, 12/01/27 ........................................... 10,000,000 10,801,163
GO, 2021 A, 5%, 3/01/33 ............................................ 5,000,000 5,379,979
GO, 2021 A, 5%, 3/01/34 ............................................ 5,730,000 6,133,040
GO, 2021 B, 4%, 12/01/34 ........................................... 5,000,000 4,864,744
GO, 2021 B, 4%, 12/01/37 ........................................... 5,000,000 4,739,515
Sales Tax, Revenue, 2021 A, 4%, 6/15/25 ............................... 5,000,000 5,128,760
Sales Tax, Revenue, Junior Lien, 2021 C, Refunding, 5%, 6/15/29 ............. 6,000,000 6,503,545
Tri-County River Valley Development Authority ,
Cedars of Lebanon Affordable LLC, Revenue, 2021 A, 3.75%, 12/01/36 ......... 10,205,000 8,269,707
Cedars of Lebanon Affordable LLC, Revenue, 2021 B, 5.75%, 12/01/36 ......... 790,000 705,286
c
Upper Illinois River Valley Development Authority ,
2018 IAVF Timber Oaks & Prairie View Obligated Group, Revenue, 144A, 2020 A,
Refunding, 4%, 12/01/40 ........................................... 7,565,000 6,534,194
2018 IAVF Timber Oaks & Prairie View Obligated Group, Revenue, 144A, 2020 A,
Refunding, 4.5%, 12/01/50 ......................................... 34,795,000 29,152,152
Village of Bolingbrook , GO , 2013 A , Pre-Refunded , Zero Cpn., 1/01/36 ...........
19,000,000 9,630,684
573,670,140

Franklin Federal Tax-Free Income Fund
Schedule of Investments
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Indiana 3.2%
City of Indianapolis , Department of Public Utilities Water System , Revenue, First Lien ,
2016 B , Refunding , 5% , 10/01/37 ...................................... $ 15,000,000 $ 16,344,588
City of Whiting , BP Products North America, Inc. , Revenue , 2021 , 3% , 11/01/51 .....
10,000,000 7,658,483
Hammond Multi-School Building Corp. , Hammond School City , Revenue , 2018 , 5% ,
7/15/38 ......................................................... 3,000,000 3,307,850
Indiana Finance Authority ,
BHI Senior Living Obligated Group, Revenue, 2016 A, 5.25%, 11/15/46 ......... 11,955,000 12,348,483
BHI Senior Living Obligated Group, Revenue, 2018 A, 5%, 11/15/53 ............ 15,000,000 15,360,522
BHI Senior Living Obligated Group, Revenue, 2021 A, Refunding, 4%, 11/15/41 ... 7,250,000 6,571,329
Citizens Wastewater of Westfield LLC, Revenue, 2019 A, Refunding, 5%, 10/01/48 16,665,000 18,426,629
CWA Authority, Inc., Revenue, First Lien, 2012 A, 5%, 10/01/37 ............... 5,000,000 5,051,449
CWA Authority, Inc., Revenue, First Lien, 2012 A, 4%, 10/01/42 ............... 24,690,000 24,780,030
CWA Authority, Inc., Revenue, First Lien, 2014 A, 5%, 10/01/39 ............... 30,000,000 31,573,320
Deaconess Health System Obligated Group, Revenue, 2015 A, Pre-Refunded, 5%,
3/01/39 ........................................................ 5,000,000 5,328,203
East End Crossing Partners LLC, Revenue, 2013 A, Pre-Refunded, 5.25%, 1/01/51 20,000,000 20,613,716
Greencroft Goshen Obligated Group, Revenue, 2021 A, Refunding, 4%, 11/15/43 .. 7,000,000 6,456,796
Greencroft Goshen Obligated Group, Revenue, 2021 A, Refunding, 4%, 11/15/51 .. 3,000,000 2,636,035
e
Greencroft Goshen Obligated Group, Revenue, 2023 A, Refunding, 4%, 11/15/37 .. 5,000,000 4,382,805
Indianapolis Power & Light Co., Revenue, 2021 A, Refunding, 1.4%, 8/01/29 ..... 5,000,000 4,214,285
Marion County Capital Improvement Board, Revenue, 2015 A, Refunding, 5.25%,
2/01/37 ........................................................ 10,000,000 10,748,120
Ohio Valley Electric Corp., Revenue, 2010 B, 2.5%, 11/01/30 ................. 3,925,000 3,390,836
e
University of Evansville, Revenue, 2022 A, Refunding, 5.25%, 9/01/57 .......... 10,000,000 9,608,400
Indiana Municipal Power Agency ,
Revenue, 2016 A, Refunding, 4%, 1/01/42 ............................... 5,860,000 6,015,741
Revenue, 2016 A, Refunding, 5%, 1/01/42 ............................... 21,290,000 22,625,811
Indiana University , Revenue , 2020 A , Refunding , 4% , 6/01/45 ..................
8,525,000 8,778,369
Indianapolis Local Public Improvement Bond Bank ,
Revenue, 2017, Refunding, 5%, 1/01/40 ................................. 23,225,000 25,596,542
Revenue, 2019 A, 4%, 2/01/44 ........................................ 6,050,000 6,214,320
Revenue, 2019 A, 5%, 2/01/49 ........................................ 41,970,000 45,938,843
Revenue, 2021 A, Refunding, 5%, 6/01/35 ............................... 8,185,000 9,235,830
Northern Indiana Commuter Transportation District , Revenue , 2016 , 5% , 7/01/41 ...
6,000,000 6,487,851
339,695,186
Iowa 0.8%
Iowa Finance Authority ,
e
Iowa Fertilizer Co. LLC, Revenue, 2022, Refunding, 5%, 12/01/50 ............. 8,000,000 8,117,733
Iowa Health System Obligated Group, Revenue, 2018 B, Refunding, 5%, 2/15/48 .. 7,500,000 8,226,957
State Revolving Fund, Revenue, 2017, Refunding, 5%, 8/01/42 ............... 16,000,000 17,601,693
Iowa Tobacco Settlement Authority ,
Revenue, 2021 A-2, 1, Refunding, 4%, 6/01/49 ............................ 15,000,000 13,810,333
Revenue, 2021 B-1, 2, Refunding, 4%, 6/01/49 ........................... 16,000,000 15,175,714
d
PEFA, Inc. , Revenue , 2019 , Mandatory Put , 5% , 9/01/26 ...................... 24,500,000 25,864,704
88,797,134
Kansas 0.6%
Butler County Unified School District No. 490 El Dorado , GO , 2016 B , BAM Insured ,
4% , 9/01/43 ...................................................... 10,000,000 10,296,399
University of Kansas Hospital Authority , Revenue , 2017 A , 5% , 3/01/47 ...........
16,995,000 18,466,358
Wyandotte County-Kansas City Unified Government ,
Utility System, Revenue, 2014 A, Refunding, 5%, 9/01/44 .................... 3,000,000 3,151,057
Utility System, Revenue, 2016 A, 5%, 9/01/45 ............................ 10,000,000 10,627,574
Utility System, Revenue, 2016 C, Refunding, 5%, 9/01/41 ................... 5,000,000 5,428,381

Franklin Federal Tax-Free Income Fund
Schedule of Investments
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Kansas (continued)
Wyandotte County-Kansas City Unified Government, (continued)
Utility System, Revenue, 2016 C, Refunding, 5%, 9/01/46 ................... $ 16,565,000 $ 17,872,174
65,841,943
Kentucky 1.2%
Campbell Kenton & Boone Counties Sanitation District No. 1 , Revenue , 2019 ,
Refunding , 4% , 8/01/34 ............................................. 4,310,000 4,520,513
City of Hazard , Appalachian Regional Healthcare Obligated Group , Revenue , 2021 ,
Refunding , 3% , 7/01/46 ............................................. 2,000,000 1,581,290
City of Owensboro ,
Electric Light & Power System, Revenue, 2017, Refunding, 4%, 1/01/27 ......... 1,250,000 1,316,905
Water, Revenue, 2018, Refunding, BAM Insured, 4%, 9/15/45 ................ 5,000,000 5,114,711
County of Boyle , Centre College of Kentucky , Revenue , 2017 , Refunding , 5% , 6/01/37
2,000,000 2,171,265
County of Carroll ,
Kentucky Utilities Co., Revenue, 2008 A, Refunding, 2%, 2/01/32 .............. 3,000,000 2,506,451
d
Kentucky Utilities Co., Revenue, 2016 A, Refunding, Mandatory Put, 1.55%, 9/01/26 2,000,000 1,769,244
County of Warren , Bowling Green-Warren County Community Hospital Corp. , Revenue ,
2012 A , 5% , 10/01/33 ............................................... 1,000,000 1,010,249
Eastern Kentucky University , Revenue , 2018 A , 4% , 10/01/37 ..................
1,540,000 1,580,617
Fayette County School District Finance Corp. ,
Fayette County School District, Revenue, 2015 D, 5%, 8/01/34 ................ 1,985,000 2,120,768
Fayette County School District, Revenue, 2018 A, 4%, 5/01/38 ................ 1,000,000 1,026,711
Greater Kentucky Housing Assistance Corp. , Revenue , 1997 A , Refunding , NATL, FHA
Insured , 6.1% , 1/01/24 .............................................. 75,000 75,184
Hopkins County School District Finance Corp. , Revenue , 2021 , 2% , 2/01/41 .......
2,340,000 1,660,479
Kentucky Bond Development Corp. ,
Revenue, 2018 A, 5%, 9/01/48 ........................................ 2,500,000 2,720,295
Centre College of Kentucky, Revenue, 2021, 4%, 6/01/51 .................... 1,350,000 1,370,234
Transylvania University, Revenue, 2019 B, 4%, 3/01/49 ..................... 2,500,000 2,520,948
Transylvania University, Revenue, 2021 A, Refunding, 4%, 3/01/46 ............. 735,000 740,314
Transylvania University, Revenue, 2021 A, Refunding, 4%, 3/01/49 ............. 330,000 331,367
Kentucky Economic Development Finance Authority , CommonSpirit Health Obligated
Group , Revenue , 2019 A-2 , Refunding , 5% , 8/01/44 ........................ 4,000,000 4,313,612
Kentucky Municipal Power Agency ,
Revenue, 2015 A, Refunding, NATL Insured, 5%, 9/01/42 .................... 10,000,000 10,565,800
Revenue, 2016 A, Refunding, NATL Insured, 5%, 9/01/34 .................... 5,000,000 5,381,940
Revenue, 2016 A, Refunding, NATL Insured, 5%, 9/01/35 .................... 7,750,000 8,335,499
Revenue, 2016 A, Refunding, NATL Insured, 5%, 9/01/36 .................... 3,000,000 3,222,870
Revenue, 2019 A, Refunding, 4%, 9/01/45 ............................... 2,000,000 1,993,041
Kentucky Rural Water Finance Corp. , Revenue , 2001 A , 5% , 2/01/26 .............
255,000 255,757
Kentucky State Property & Building Commission ,
Kentucky Finance and Administration Cabinet, Revenue, 5%, 4/01/38 ........... 2,500,000 2,700,451
Kentucky Finance and Administration Cabinet, Revenue, A, Refunding, 5%, 8/01/34 3,500,000 3,739,390
Kentucky Turnpike Authority ,
Kentucky Transportation Cabinet, Revenue, 2013 A, Pre-Refunded, 5%, 7/01/32 .. 2,000,000 2,065,009
Kentucky Transportation Cabinet, Revenue, 2015 A, Refunding, 5%, 7/01/33 ..... 3,000,000 3,201,428
Kentucky Transportation Cabinet, Revenue, 2017 A, Refunding, 5%, 7/01/36 ..... 550,000 601,954
Kentucky Transportation Cabinet, Revenue, 2017 A, Refunding, 5%, 7/01/37 ..... 700,000 766,123
Lewis County School District Finance Corp. , Revenue , 2021 , 2% , 2/01/41 .........
2,000,000 1,434,264
Louisville and Jefferson County ,
Metropolitan Sewer District, Revenue, 2017 A, 4%, 5/15/48 .................. 2,750,000 2,825,670
Metropolitan Sewer District, Revenue, 2018 A, Refunding, 4%, 5/15/38 .......... 5,000,000 5,235,858
Louisville/Jefferson County Metropolitan Government ,
Bellarmine University, Inc., Revenue, 2015, Refunding, 5%, 5/01/31 ............ 2,000,000 2,058,992
Bellarmine University, Inc., Revenue, 2017 A, Refunding, 5%, 5/01/36 .......... 2,715,000 2,806,727
Louisville Gas and Electric Co., Revenue, 2003 A, Refunding, 2%, 10/01/33 ...... 4,000,000 3,198,191

Franklin Federal Tax-Free Income Fund
Schedule of Investments
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Kentucky (continued)
Louisville/Jefferson County Metropolitan Government, (continued)
Norton Healthcare Obligated Group, Revenue, 2020 A, 4%, 10/01/39 ........... $ 4,000,000 $ 4,007,497
Morehead State University , Revenue , 2014 A , Refunding , 5% , 10/01/28 ...........
1,910,000 1,995,559
Paducah Electric Plant Board , Revenue , 2016 A , Refunding , AGMC Insured , 5% ,
10/01/34 ........................................................ 5,700,000 6,220,835
Scott County School District Finance Corp. , Scott County Board of Education ,
Revenue , 2018 , 4% , 6/01/38 ......................................... 1,615,000 1,669,269
Shelby County School District Finance Corp. , Shelby County Public School District ,
Revenue , 2018 , 4% , 8/01/38 ......................................... 3,465,000 3,585,953
University of Kentucky ,
Revenue, 2014 A, 4%, 4/01/44 ........................................ 2,250,000 2,258,925
Revenue, 2018 A, 4%, 10/01/32 ....................................... 4,000,000 4,143,885
University of Louisville , Revenue , 2016 D , 5% , 3/01/30 .......................
4,140,000 4,498,748
127,220,792
Louisiana 2.7%
City of Shreveport ,
Water & Sewer, Revenue, 2016 B, 5%, 12/01/41 .......................... 10,000,000 10,812,430
Water & Sewer, Revenue, Junior Lien, 2019 B, AGMC Insured, 4%, 12/01/44 ..... 6,535,000 6,689,440
East Baton Rouge Sewerage Commission , Revenue , 2019 A , Refunding , 4% , 2/01/45
20,000,000 19,931,360
Lafayette Consolidated Government , Revenue , 2015 , Refunding , AGMC Insured , 5% ,
11/01/30 ........................................................ 5,000,000 5,382,777
c
Louisiana Local Government Environmental Facilities & Community Development
Authority ,
City of New Orleans, Revenue, 144A, 2021, 4%, 11/01/46 ................... 10,000,000 8,133,703
Parish of Assumption, Revenue, 144A, 2021, 3.875%, 11/01/45 ............... 4,880,000 3,923,740
Parish of St. Bernard, Revenue, 144A, 2021, 4%, 11/01/45 ................... 2,000,000 1,641,302
Parish of St. Charles, Revenue, 144A, 2022, 4.5%, 11/01/47 ................. 9,455,000 8,155,360
Parish of St. John the Baptist, Revenue, 144A, 2019, 3.9%, 11/01/44 ........... 2,350,000 1,955,839
Parish of St. Tammany LA GOMESA, Revenue, 144A, 2020, 3.875%, 11/01/45 .... 3,600,000 2,957,290
Patriot Services Group Obligated Group, Revenue, 144A, 2021 A, 4%, 10/01/43 ... 3,877,088 3,112,593
Patriot Services Group Obligated Group, Revenue, 144A, 2021 A, 4.25%, 10/01/48 6,350,000 4,999,469
Patriot Services Group Obligated Group, Revenue, 144A, 2021 A, 4.5%, 10/01/53 . 8,000,000 6,230,451
Patriot Services Group Obligated Group, Revenue, 144A, 2021 A, 5%, 10/01/61 ... 10,000,000 7,779,608
Louisiana Public Facilities Authority ,
Franciscan Missionaries of Our Lady Health System Obligated Group, Revenue,
2017 A, 5%, 7/01/47 .............................................. 35,000,000 37,836,481
Louisiana State University & Agricultural & Mechanical College Auxiliary, Revenue,
2016 A, 5%, 7/01/51 .............................................. 15,000,000 15,644,924
Louisiana State University & Agricultural & Mechanical College Auxiliary, Revenue,
2016 A, 5%, 7/01/56 .............................................. 11,295,000 11,758,587
Ochsner Clinic Foundation Obligated Group, Revenue, 2002 B, ETM, 5.75%, 5/15/23 10,000,000 10,366,273
Ochsner Clinic Foundation Obligated Group, Revenue, 2015, Refunding, 5%, 5/15/47 7,500,000 7,909,314
Ochsner Clinic Foundation Obligated Group, Revenue, 2017, Refunding, 5%, 5/15/42 20,000,000 21,613,722
Ochsner Clinic Foundation Obligated Group, Revenue, 2020 A, Refunding, AGMC
Insured, 3%, 5/15/47 .............................................. 9,925,000 8,125,113
c
Provident Group - HSC Properties, Inc., Revenue, 144A, 2020 A-1, 5.375%, 1/01/40 2,500,000 2,558,882
c
Provident Group - HSC Properties, Inc., Revenue, 144A, 2020 A-1, 5.5%, 1/01/50 . 14,000,000 14,235,018
Tulane University, Revenue, 2020 A, Refunding, 4%, 4/01/40 ................. 3,750,000 3,810,183
Tulane University, Revenue, 2020 A, Refunding, 5%, 4/01/45 ................. 3,500,000 3,828,864
Louisiana Stadium & Exposition District ,
Revenue, 2020, 5%, 7/03/23 ......................................... 5,700,000 5,788,876
Revenue, 2021, 4%, 7/03/23 ......................................... 3,325,000 3,365,369

Franklin Federal Tax-Free Income Fund
Schedule of Investments
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Louisiana (continued)
New Orleans Aviation Board , Louis Armstrong New Orleans International Airport ,
Revenue , 2017 B , 5% , 1/01/48 ........................................ $ 4,000,000 $ 4,148,065
Parish of East Baton Rouge Capital Improvements District , Revenue , 2019 , 4% ,
8/01/44 ......................................................... 6,000,000 6,154,286
d
Parish of St. John the Baptist , Marathon Oil Corp. , Revenue , 2017 B-2 , Refunding ,
Mandatory Put , 2.375% , 7/01/26 ...................................... 7,500,000 7,097,584
Port New Orleans Board of Commissioners ,
Revenue, 2020 E, 5%, 4/01/44 ........................................ 14,860,000 16,043,859
Revenue, 2020 E, 5%, 4/01/47 ........................................ 3,250,000 3,500,242
Terrebonne Levee & Conservation District ,
Sales Tax, Revenue, 2020 B, Refunding, 4%, 6/01/40 ....................... 5,065,000 5,144,239
Sales Tax, Revenue, 2020 B, Refunding, 4%, 6/01/41 ....................... 5,165,000 5,241,914
285,877,157
Maine 0.2%
Maine Health & Higher Educational Facilities Authority ,
MaineHealth Obligated Group, Revenue, 2018 A, 5%, 7/01/43 ................ 3,000,000 3,295,181
MaineHealth Obligated Group, Revenue, 2020 A, 4%, 7/01/39 ................ 1,075,000 1,064,399
Maine Turnpike Authority , Revenue , 2018 , 5% , 7/01/47 .......................
15,500,000 17,011,245
21,370,825
Maryland 1.1%
City of Baltimore ,
Wastewater Utility Fund, Revenue, 2013 C, Pre-Refunded, 5%, 7/01/38 ......... 5,000,000 5,221,672
Wastewater Utility Fund, Revenue, 2013 C, Pre-Refunded, 5%, 7/01/43 ......... 10,000,000 10,443,344
Wastewater Utility Fund, Revenue, 2014 C, 5%, 7/01/39 ..................... 10,000,000 10,470,859
Wastewater Utility Fund, Revenue, 2014 C, 5%, 7/01/44 ..................... 10,000,000 10,436,278
Water Utility Fund, Revenue, 2014 A, 5%, 7/01/39 ......................... 9,430,000 9,874,020
Water Utility Fund, Revenue, 2014 A, 5%, 7/01/44 ......................... 5,500,000 5,739,953
Maryland Economic Development Corp. ,
Morgan State University, Revenue, 2020, 4.25%, 7/01/50 .................... 1,000,000 930,080
Morgan State University, Revenue, 2020, 5%, 7/01/56 ...................... 1,415,000 1,448,202
Purple Line Transit Partners LLC, Revenue, 2022 B, 5.25%, 6/30/55 ........... 10,000,000 10,390,303
Maryland Health & Higher Educational Facilities Authority ,
Adventist Healthcare Obligated Group, Revenue, 2016 A, 5.5%, 1/01/46 ......... 12,500,000 13,470,447
Adventist Healthcare Obligated Group, Revenue, 2021 B, 4%, 1/01/51 .......... 23,000,000 21,216,718
LifeBridge Health Obligated Group, Revenue, 2017, Refunding, 4%, 7/01/42 ..... 3,000,000 3,009,329
MedStar Health Obligated Group, Revenue, 2017 A, 5%, 5/15/42 .............. 7,500,000 8,262,480
University of Maryland Medical System Obligated Group, Revenue, 1991 B, NATL
Insured, ETM, 7%, 7/01/22 ......................................... 75,000 75,669
Town of Chestertown ,
Washington College, Revenue, 2021 A, Refunding, 5%, 3/01/33 ............... 3,205,000 3,505,949
Washington College, Revenue, 2021 A, Refunding, 4%, 3/01/34 ............... 3,420,000 3,467,290
Washington College, Revenue, 2021 A, Refunding, 4%, 3/01/35 ............... 3,555,000 3,590,894
121,553,487
Massachusetts 2.6%
Commonwealth of Massachusetts ,
GO, 2016 G, 4%, 9/01/42 ............................................ 20,000,000 20,132,034
GO, 2017 B, 5%, 4/01/47 ............................................ 12,335,000 13,295,180
GO, 2018 A, 5%, 1/01/41 ............................................ 15,000,000 16,432,885
GO, 2018 A, 5%, 1/01/46 ............................................ 10,000,000 10,870,159
GO, 2019 A, 5.25%, 1/01/44 .......................................... 10,000,000 11,199,606
Transportation Fund, Revenue, 2017 A, 5%, 6/01/47 ....................... 25,055,000 26,981,246
Transportation Fund, Revenue, 2018 A, 5%, 6/01/48 ....................... 15,000,000 16,300,772

Franklin Federal Tax-Free Income Fund
Schedule of Investments
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Massachusetts (continued)
Massachusetts Bay Transportation Authority , Sales Tax , Revenue , 2005 A , 5% , 7/01/28
$ 10,000,000 $ 11,311,771
Massachusetts Clean Water Trust (The) ,
Revenue, 1999 A, 5.75%, 8/01/29 ..................................... 450,000 451,082
Revenue, 2002 A, 5%, 8/01/32 ........................................ 225,000 225,393
Massachusetts Development Finance Agency ,
Beth Israel Lahey Health Obligated Group, Revenue, 2018 J-2, 5%, 7/01/53 ...... 5,000,000 5,360,598
Dana-Farber Cancer Institute Obligated Group, Revenue, 2016 N, 5%, 12/01/41 .. 10,135,000 10,766,947
Mass General Brigham, Inc., Revenue, 2016 Q, Refunding, 5%, 7/01/47 ......... 15,000,000 15,869,441
Mass General Brigham, Inc., Revenue, 2017 S-1, Refunding, 4%, 7/01/41 ....... 15,415,000 15,344,926
Southcoast Health System Obligated Group, Revenue, 2021 G, Refunding, 5%,
7/01/33 ........................................................ 600,000 669,529
Southcoast Health System Obligated Group, Revenue, 2021 G, Refunding, 5%,
7/01/34 ........................................................ 625,000 695,303
Springfield College, Revenue, 2021 A, 4%, 6/01/56 ........................ 3,000,000 2,789,012
c
Waste Management of Massachusetts, Inc., Revenue, 144A, 2002, 1.25%, 5/01/27 3,250,000 2,881,682
Wellesley College, Revenue, 2012, Refunding, 5%, 7/01/42 .................. 10,000,000 10,059,776
Worcester Polytechnic Institute, Revenue, 2019, 5%, 9/01/59 ................. 10,000,000 10,827,149
Massachusetts Educational Financing Authority ,
Revenue, 2013 K, 5.25%, 7/01/29 ..................................... 2,275,000 2,285,919
Revenue, 2017 B, Refunding, 4.25%, 7/01/46 ............................. 2,000,000 2,002,919
Revenue, 2021 C, 3%, 7/01/51 ........................................ 3,200,000 2,307,633
Massachusetts Port Authority ,
Revenue, 2019 C, 5%, 7/01/44 ........................................ 15,000,000 16,028,305
Revenue, 2019 C, 5%, 7/01/49 ........................................ 10,000,000 10,618,522
Bosfuel Corp., Revenue, 2019 A, Refunding, 5%, 7/01/49 .................... 7,500,000 7,939,942
Massachusetts School Building Authority , Revenue , 2018 A , 4% , 2/15/43 ..........
10,750,000 10,796,112
University of Mas sachusetts Building Authority ,
Revenue, Senior Lien, 1, Pre-Refunded, 5%, 11/01/39 ...................... 4,410,000 4,686,832
Revenue, Senior Lien, 2014-1, 5%, 11/01/39 ............................. 8,185,000 8,585,153
Revenue, Senior Lien, 2014-1, Pre-Refunded, 5%, 11/01/39 .................. 3,610,000 3,836,614
Revenue, Senior Lien, 2014-1, Pre-Refunded, 5%, 11/01/39 .................. 3,795,000 4,027,539
275,579,981
Michigan 2.0%
City of Detroit ,
Great Lakes Water Authority Sewage Disposal System, Revenue, Second Lien, 2006
B, NATL Insured, 5%, 7/01/36 ....................................... 10,000 10,028
Great Lakes Water Authority Sewage Disposal System, Revenue, Senior Lien, 2012
A, Pre-Refunded, AGMC Insured, 5%, 7/01/39 .......................... 10,000,000 10,060,599
Great Lakes Water Authority Sewage Disposal System, Revenue, Senior Lien, 2012
A, Pre-Refunded, 5.25%, 7/01/39 .................................... 12,000,000 12,077,523
Great Lakes Water Authority Water Supply System, Revenue, Senior Lien, 2003 A,
NATL Insured, 5%, 7/01/34 ......................................... 10,000 10,029
Detroit City School District ,
GO, 2012 A, Refunding, 5%, 5/01/30 ................................... 1,245,000 1,245,000
GO, 2012 A, Refunding, 5%, 5/01/33 ................................... 1,500,000 1,500,000
Michigan Finance Authority ,
Beaumont Health Obligated Group, Revenue, 2016 A, 5%, 11/01/44 ............ 20,925,000 22,267,856
Bronson Health Care Group Obligated Group, Revenue, 2019 A, Refunding, 5%,
5/15/54 ........................................................ 25,000,000 26,444,017
Henry Ford Health System Obligated Group, Revenue, 2019 A, 5%, 11/15/48 ..... 25,920,000 28,289,840
McLaren Health Care Corp. Obligated Group, Revenue, 2019 A, 4%, 2/15/44 ..... 20,000,000 19,732,614
Tobacco Settlement, Revenue, Senior Lien, 2020 A, 1, Refunding, 4%, 6/01/36 ... 1,000,000 1,011,424
Tobacco Settlement, Revenue, Senior Lien, 2020 A, 1, Refunding, 4%, 6/01/37 ... 2,000,000 2,020,645
Tobacco Settlement, Revenue, Senior Lien, 2020 A, 1, Refunding, 4%, 6/01/38 ... 1,500,000 1,511,879
Tobacco Settlement, Revenue, Senior Lien, 2020 A, 1, Refunding, 4%, 6/01/39 ... 1,500,000 1,509,378
Tobacco Settlement, Revenue, Senior Lien, 2020 A, 1, Refunding, 4%, 6/01/40 ... 1,000,000 1,003,882

Franklin Federal Tax-Free Income Fund
Schedule of Investments
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Michigan (continued)
Michigan Finance Authority, (continued)
Tobacco Settlement, Revenue, Senior Lien, 2020 A, 1, Refunding, 4%, 6/01/49 ... $ 4,000,000 $ 3,815,165
Tobacco Settlement, Revenue, Senior Lien, 2020 B-1, 2, Refunding, 5%, 6/01/49 .. 4,500,000 4,677,980
Michigan State Building Authority , Revenue , 2013 1-A , Refunding , 5.25% , 10/15/44 ..
20,655,000 21,462,152
Michigan State Hospital Finance Authority ,
Ascension Health Credit Group, Revenue, 2010 F-7, Refunding, 5%, 11/15/47 .... 10,000,000 10,692,594
Trinity Health Corp. Obligated Group, Revenue, 2008 C, Pre-Refunded, 5%, 12/01/34 10,000,000 10,029,574
Michigan Strategic Fund ,
State of Michigan Department of Transportation, Revenue, 2018, 5%, 12/31/43 ... 10,000,000 10,258,107
United Methodist Retirement Communities, Inc. Obligated Group, Revenue, 2019,
Refunding, 5%, 11/15/49 ........................................... 7,000,000 7,257,633
Pontiac School District ,
GO, 2020, 4%, 5/01/45 ............................................. 7,940,000 8,174,044
GO, 2020, 4%, 5/01/50 ............................................. 8,665,000 8,691,039
213,753,002
Minnesota 0.1%
City of St. Cloud , CentraCare Health System Obligated Group , Revenue , 2019 ,
Refunding , 5% , 5/01/48 ............................................. 10,000,000 10,764,217
Mississippi 1.0%
Medical Center Educational Building Corp. , Mississippi State Institutions of Higher
Learning , Revenue , 2017 , Refunding , 5% , 6/01/47 ......................... 25,000,000 27,114,223
Mississippi Business Finance Corp. , System Energy Resources, Inc. , Revenue , 2021 ,
Refunding , 2.375% , 6/01/44 .......................................... 7,000,000 5,000,386
Mississippi Development Bank ,
City of Jackson Water & Sewer System, Revenue, 2013, AGMC Insured, 6.875%,
12/01/40 ....................................................... 3,400,000 3,580,551
c
County of Jackson, Revenue, 144A, 2021, 3.625%, 11/01/36 ................. 3,000,000 2,569,884
Mississippi Home Corp. ,
c
Patriot Services Group Obligated Group, Revenue, 144A, 2021 A-5, 3.5%, 6/01/33 . 584,263 490,986
c
Patriot Services Group Obligated Group, Revenue, 144A, 2021 A-5, 4%, 6/01/46 .. 1,000,000 756,031
c
Patriot Services Group Obligated Group, Revenue, 144A, 2021 A-5, 4.5%, 6/01/62 . 17,965,177 13,044,810
c
Patriot Services Group Obligated Group, Revenue, 144A, 2021 B-5, 5.2%, 6/01/36 5,600,000 4,874,959
Patriot Services Group Pascagoula Portfolio II Obligated Group, Revenue, 2021 D-8,
4.15%, 6/01/46 .................................................. 3,464,038 2,685,640
Patriot Services Group Pascagoula Portfolio II Obligated Group, Revenue, 2021 D-8,
4.65%, 6/01/62 .................................................. 5,381,952 4,024,294
Mississippi Hospital Equipment & Facilities Authority ,
Baptist Memorial Health Care Obligated Group, Revenue, 2016 A, 5%, 9/01/36 ... 6,350,000 6,677,421
Baptist Memorial Health Care Obligated Group, Revenue, 2016 A, 5%, 9/01/46 ... 30,000,000 31,190,199
102,009,384
Missouri 1.1%
Health & Educational Facilities Authority of the State of Missouri ,
BJC Healthcare Obligated Group, Revenue, 2015 A, 4%, 1/01/45 .............. 20,005,000 19,702,451
Lutheran Senior Services Obligated Group, Revenue, 2016 B, Refunding, 5%,
2/01/46 ........................................................ 4,000,000 4,101,191
Mercy Health, Revenue, 2014 F, 5%, 11/15/45 ............................ 25,000,000 26,313,490
SSM Health Care Obligated Group, Revenue, 2018 A, 5%, 6/01/48 ............ 7,500,000 8,069,345
Kansas City Industrial Development Authority ,
City of Kansas City Airport, Revenue, 2019 B, 5%, 3/01/46 ................... 13,500,000 14,231,811
City of Kansas City Airport, Revenue, 2019 B, 5%, 3/01/54 ................... 23,500,000 24,533,514
City of Kansas City Airport, Revenue, 2020 A, AGMC Insured, 5%, 3/01/57 ....... 9,000,000 9,524,760

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Schedule of Investments
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Missouri (continued)
St. Louis Municipal Finance Corp , City of St. Louis , Revenue , 2020 , AGMC Insured ,
5% , 10/01/49 ..................................................... $ 5,000,000 $ 5,504,968
111,981,530
Montana 0.2%
Montana Facility Finance Authority ,
Benefis Health System Obligated Group, Revenue, 2016, Refunding, 5%, 2/15/41 . 2,650,000 2,865,449
Billings Clinic Obligated Group, Revenue, 2018 A, Refunding, 5%, 8/15/48 ....... 10,000,000 11,012,099
Kalispell Regional Medical Center Obligated Group, Revenue, 2018 B, Refunding,
5%, 7/01/43 .................................................... 6,440,000 6,862,282
20,739,830
Nebraska 0.4%
Douglas County Hospital Authority No. 2 , Children's Hospital Obligated Group ,
Revenue , 2017 A , 5% , 11/15/47 ....................................... 10,000,000 10,884,365
Hospital Authority No. 1 of Lancaster County , Bryan Medical Center Obligated Group ,
Revenue , 1992 , NATL Insured , ETM, 6.7% , 6/01/22 ........................ 325,000 326,347
Omaha Public Power District Nebraska City Station Unit 2 ,
Revenue, 2015 A, Refunding, 5.25%, 2/01/42 ............................. 10,000,000 10,587,837
Revenue, 2016 A, Refunding, 5%, 2/01/49 ............................... 10,000,000 10,629,803
Public Power Generation Agency ,
Revenue, 2016 A, Refunding, 5%, 1/01/39 ............................... 7,340,000 7,957,788
Revenue, 2016 A, Refunding, 5%, 1/01/41 ............................... 5,140,000 5,564,218
45,950,358
Nevada 0.3%
Carson City , Carson Tahoe Regional Healthcare Obligated Group , Revenue , 2017 ,
Refunding , 5% , 9/01/47 ............................................. 2,775,000 2,940,565
City of Henderson , GO , 2020 A-1 , 4% , 6/01/45 .............................
10,000,000 10,261,860
Clark County School District ,
GO, 2020 A, AGMC Insured, 4%, 6/15/36 ................................ 750,000 781,960
GO, 2020 A, AGMC Insured, 4%, 6/15/37 ................................ 875,000 911,257
GO, 2020 A, AGMC Insured, 4%, 6/15/38 ................................ 850,000 883,705
GO, 2020 A, AGMC Insured, 4%, 6/15/39 ................................ 1,000,000 1,037,891
GO, 2020 A, AGMC Insured, 4%, 6/15/40 ................................ 725,000 751,273
Las Vegas Convention & Visitors Authority , County of Clark & City of Las Vegas
Combined Room Tax , Revenue , 2018 B , 5% , 7/01/43 ....................... 10,000,000 10,937,160
28,505,671
New Hampshire 0.2%
New Hampshire Health and Education Facilities Authority Act ,
Concord Hospital Obligated Group, Revenue, 2017, 5%, 10/01/47 ............. 5,000,000 5,459,433
Elliot Hospital Obligated Group, Revenue, 2016, Refunding, 5%, 10/01/38 ....... 4,000,000 4,320,612
University System of New Hampshire, Revenue, 2015, Refunding, 5%, 7/01/45 ... 10,350,000 10,929,107
20,709,152
New Jersey 3.1%
New Jersey Economic Development Authority ,
New Jersey Transit Corp., Revenue, 2020 A, 5%, 11/01/44 ................... 7,200,000 7,558,005
State of New Jersey Department of the Treasury, Revenue, 2013 NN, Pre-Refunded,
5%, 3/01/28 .................................................... 22,000,000 22,547,230
State of New Jersey Department of the Treasury, Revenue, 2018 EEE, 5%, 6/15/33 6,135,000 6,603,558
State of New Jersey Department of the Treasury, Revenue, 2018 EEE, 5%, 6/15/36 11,850,000 12,661,183
State of New Jersey Department of the Treasury, Revenue, 2018 EEE, 4.625%,
6/15/48 ........................................................ 2,000,000 2,024,496
State of New Jersey Department of the Treasury, Revenue, 2018 EEE, 5%, 6/15/48 8,000,000 8,360,745
State of New Jersey Department of the Treasury, Revenue, 2019 LLL, 5%, 6/15/39 3,250,000 3,453,922

Franklin Federal Tax-Free Income Fund
Schedule of Investments
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
New Jersey (continued)
New Jersey Economic Development Authority, (continued)
State of New Jersey Department of the Treasury, Revenue, 2019 LLL, 4%, 6/15/44 $ 2,725,000 $ 2,599,908
State of New Jersey Department of the Treasury, Revenue, AAA, 5%, 6/15/41 .... 26,000,000 27,458,192
State of New Jersey Division of Property Management & Construction, Revenue,
2018 C, 5%, 6/15/34 .............................................. 4,600,000 4,925,586
State of New Jersey Division of Property Management & Construction, Revenue,
2018 C, 5%, 6/15/35 .............................................. 4,800,000 5,130,476
New Jersey Educational Facilities Authority , State of New Jersey , Revenue , 2016 B ,
5% , 9/01/36 ...................................................... 14,000,000 14,875,815
New Jersey Higher Education Student Assistance Authority ,
Revenue, 2021 C, Refunding, 3.25%, 12/01/51 ........................... 2,000,000 1,522,549
Revenue, Senior Lien, 2018 A, 4%, 12/01/33 ............................. 2,115,000 2,129,163
Revenue, Senior Lien, 2020 B, 3.5%, 12/01/39 ............................ 8,000,000 7,861,447
New Jersey Transportation Trust Fund Authority ,
Revenue, 2009 A, Zero Cpn., 12/15/36 .................................. 500,000 261,506
Revenue, 2009 A, Zero Cpn., 12/15/39 .................................. 71,750,000 31,869,520
Revenue, 2010 A, Zero Cpn., 12/15/40 .................................. 4,750,000 1,991,868
Revenue, 2013 AA, 5%, 6/15/44 ....................................... 1,000,000 1,018,474
Revenue, 2014 BB-1, 5%, 6/15/31 ..................................... 3,000,000 3,251,872
Revenue, 2014 BB-1, 5%, 6/15/34 ..................................... 3,250,000 3,486,279
Revenue, 2015 AA, 5%, 6/15/45 ....................................... 15,000,000 15,552,746
Revenue, 2018 A, Refunding, 5%, 12/15/32 .............................. 12,000,000 12,948,458
Revenue, 2018 A, Refunding, 5%, 12/15/35 .............................. 8,200,000 8,770,909
Revenue, 2019 A, Refunding, 5%, 12/15/39 .............................. 785,000 834,255
Revenue, 2019 BB, 4%, 6/15/38 ....................................... 2,000,000 1,956,943
Revenue, 2019 BB, 5%, 6/15/44 ....................................... 5,150,000 5,395,597
Revenue, 2020 AA, 5%, 6/15/45 ....................................... 7,500,000 7,938,708
Revenue, 2020 AA, 4%, 6/15/50 ....................................... 39,000,000 36,336,366
Revenue, 2020 AA, 5%, 6/15/50 ....................................... 18,000,000 18,986,123
Revenue, 2022 A, 4%, 6/15/40 ........................................ 10,000,000 9,694,590
Revenue, 2022 A, 4%, 6/15/42 ........................................ 7,000,000 6,734,890
New Jersey Turnpike Authority ,
Revenue, 2015 E, 5%, 1/01/45 ........................................ 11,475,000 11,993,015
Revenue, D, 5%, 1/01/28 ............................................ 15,265,000 16,600,600
State of New Jersey , GO , 2020 A , 4% , 6/01/32 .............................
7,000,000 7,302,880
332,637,874
New Mexico 0.4%
City of Farmington , Public Service Co. of New Mexico , Revenue , 2016 B , Refunding ,
2.15% , 4/01/33 ................................................... 21,800,000 18,050,504
New Mexico Hospital Equipment Loan Council ,
Presbyterian Healthcare Services Obligated Group, Revenue, 2015 A, 5%, 8/01/44 10,000,000 10,658,341
Presbyterian Healthcare Services Obligated Group, Revenue, 2017 A, Refunding,
5%, 8/01/46 .................................................... 15,000,000 16,424,489
San Juan Regional Medical Center, Inc., Revenue, 2020, Refunding, 4%, 6/01/33 . 1,000,000 1,007,019
San Juan Regional Medical Center, Inc., Revenue, 2020, Refunding, 4%, 6/01/35 . 1,000,000 1,004,237
47,144,590
New York 9.4%
Buffalo & Erie County Industrial Land Development Corp. , D'Youville College , Revenue ,
2020 A , Refunding , 4% , 11/01/40 ...................................... 2,200,000 2,196,243
City of New York ,
GO, 2002 D, 5.5%, 6/01/24 .......................................... 180,000 180,564
GO, 2003 F, 5.25%, 1/15/23 .......................................... 5,000 5,014
GO, 2018 E-1, 5%, 3/01/40 .......................................... 14,570,000 15,725,891
GO, 2021 C, 4%, 8/01/40 ............................................ 6,500,000 6,520,929
GO, 2021 C, 4%, 8/01/41 ............................................ 3,000,000 3,009,490

Franklin Federal Tax-Free Income Fund
Schedule of Investments
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
New York (continued)
City of New York, (continued)
GO, 2021 F-1, 5%, 3/01/37 .......................................... $ 4,625,000 $ 5,173,510
Long Island Power Authority , Revenue , 2016 B , Refunding , 5% , 9/01/46 ..........
13,000,000 13,954,880
Metropolitan Transportation Authority ,
Revenue, 2012 A-1, 5%, 11/15/40 ..................................... 30,000,000 30,601,341
Revenue, 2013 A, 5%, 11/15/38 ....................................... 11,800,000 12,043,351
Revenue, 2013 B, 5%, 11/15/43 ....................................... 8,000,000 8,155,140
Revenue, 2015 A, 5%, 11/15/40 ....................................... 7,000,000 7,242,925
Revenue, 2015 D-1, Refunding, 5%, 11/15/32 ............................ 1,250,000 1,319,572
Revenue, 2016 B, Refunding, 5%, 11/15/28 .............................. 2,885,000 3,091,235
Revenue, 2016 C-1, 5.25%, 11/15/56 ................................... 14,765,000 15,693,915
Revenue, 2016 D, Refunding, 5%, 11/15/31 .............................. 1,180,000 1,258,535
Revenue, 2017 A-2, Refunding, 5%, 11/15/26 ............................. 4,425,000 4,774,488
Revenue, 2017 C-1, Refunding, 5%, 11/15/33 ............................ 1,780,000 1,894,445
Revenue, 2017 C-2, Refunding, Zero Cpn., 11/15/29 ....................... 2,090,000 1,600,975
Revenue, 2019 A-2, 5%, 11/15/45 ..................................... 46,270,000 48,357,462
Revenue, 2020 A-1, 4%, 11/15/45 ..................................... 10,000,000 9,654,655
Revenue, 2020 A-1, 5%, 11/15/48 ..................................... 7,000,000 7,297,034
Revenue, 2020 C-1, 4.75%, 11/15/45 ................................... 13,220,000 13,681,042
Revenue, 2020 C-1, 5%, 11/15/50 ..................................... 12,150,000 12,646,822
Revenue, 2020 C-1, 5.25%, 11/15/55 ................................... 24,500,000 25,895,348
Revenue, 2020 D, 5%, 11/15/44 ....................................... 17,000,000 17,863,314
Revenue, 2020 D, 4%, 11/15/50 ....................................... 20,000,000 18,993,104
Revenue, 2021 A-2, 4%, 11/15/42 ..................................... 6,000,000 5,833,987
New York City Industrial Development Agency , Yankee Stadium LLC , Revenue , 2020 A ,
Refunding , AGMC Insured , 4% , 3/01/45 ................................. 6,000,000 6,152,503
New York City Municipal Water Finance Authority ,
Water & Sewer System, Revenue, 2013 DD, 5%, 6/15/35 .................... 30,705,000 31,607,884
Water & Sewer System, Revenue, 2014 BB, 5%, 6/15/46 .................... 15,000,000 15,370,708
Water & Sewer System, Revenue, 2015 FF, Refunding, 5%, 6/15/39 ............ 10,000,000 10,622,979
Water & Sewer System, Revenue, 2015 HH, Refunding, 5%, 6/15/39 ........... 15,000,000 15,934,468
Water & Sewer System, Revenue, 2017 CC, Refunding, 5%, 6/15/46 ........... 32,500,000 35,079,844
Water & Sewer System, Revenue, 2019 DD-1, 5.25%, 6/15/49 ................ 12,000,000 13,252,964
New York City Transitional Finance Authority ,
Future Tax Secured, Revenue, 2014 A-1, 5%, 11/01/34 ...................... 15,000,000 15,548,565
Future Tax Secured, Revenue, 2016 E-1, 5%, 2/01/38 ...................... 10,000,000 10,706,431
Future Tax Secured, Revenue, 2017 B, 5%, 8/01/36 ........................ 10,000,000 10,809,838
Future Tax Secured, Revenue, 2017 B, 5%, 8/01/38 ........................ 10,000,000 10,784,977
Future Tax Secured, Revenue, 2017 F-1, 5%, 5/01/42 ...................... 11,095,000 11,959,166
Future Tax Secured, Revenue, 2018 C-2, 5%, 5/01/38 ...................... 11,945,000 12,969,791
Future Tax Secured, Revenue, 2018 C-3, 4%, 5/01/43 ...................... 19,800,000 19,673,413
Future Tax Secured, Revenue, 2020 B-1, 4%, 11/01/47 ..................... 10,000,000 9,826,081
New York Liberty Development Corp. ,
Revenue, 2021 A, Refunding, 3%, 11/15/51 .............................. 10,000,000 7,837,570
Goldman Sachs Headquarters LLC, Revenue, 2005, Refunding, 5.25%, 10/01/35 .. 40,000,000 45,447,952
Goldman Sachs Headquarters LLC, Revenue, 2007, 5.5%, 10/01/37 ........... 24,995,000 29,305,078
New York Power Authority , Revenue , 2020 A , Refunding , 4% , 11/15/45 ...........
8,055,000 8,058,833
New York State Dormitory Authority ,
State of New York Personal Income Tax, Revenue, 2015 B, 5%, 2/15/40 ......... 20,000,000 21,046,436
State of New York Personal Income Tax, Revenue, 2017 B, Refunding, 5%, 2/15/42 24,410,000 26,492,661
State of New York Personal Income Tax, Revenue, 2020 A, Refunding, 4%, 3/15/48 5,000,000 4,969,680
State of New York Personal Income Tax, Revenue, 2021 A, Refunding, 4%, 3/15/43 20,000,000 19,983,860
State of New York Sales Tax, Revenue, 2017 A, 5%, 3/15/43 ................. 10,000,000 10,735,480
State of New York Sales Tax, Revenue, 2018 A, 5%, 3/15/45 ................. 25,000,000 26,831,228
State of New York Sales Tax, Revenue, 2018 E, Refunding, 5%, 3/15/42 ........ 59,480,000 64,523,285
State of New York Sales Tax, Revenue, 2018 E, 5%, 3/15/46 ................. 73,125,000 78,765,453
State of New York Sales Tax, Revenue, 2018 E, Pre-Refunded, 5%, 3/15/46 ...... 5,000 5,673

Franklin Federal Tax-Free Income Fund
Schedule of Investments
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
New York (continued)
New York State Thruway Authority ,
Revenue, 2019 B, 4%, 1/01/45 ........................................ $ 20,000,000 $ 19,524,310
Revenue, Junior Lien, 2016 A, 5%, 1/01/51 .............................. 9,000,000 9,511,426
New York State Urban Development Corp. , State of New York Personal Income Tax ,
Revenue , 2019 A , 4% , 3/15/47 ........................................ 15,200,000 15,055,757
New York Transportation Development Corp. ,
Delta Air Lines, Inc., Revenue, 2018, 5%, 1/01/34 .......................... 5,560,000 5,820,381
Delta Air Lines, Inc., Revenue, 2020, 4%, 10/01/30 ......................... 21,460,000 21,172,809
Delta Air Lines, Inc., Revenue, 2020, 5%, 10/01/35 ......................... 9,625,000 10,197,089
JFK International Air Terminal LLC, Revenue, 2022, 5%, 12/01/33 ............. 7,500,000 7,923,791
Port Authority of New York & New Jersey ,
Revenue, 179, 5%, 12/01/38 ......................................... 20,000,000 20,706,184
Revenue, 218, 4%, 11/01/47 ......................................... 13,500,000 12,976,184
Triborough Bridge & Tunnel Authority , Revenue , 2020 A , 5% , 11/15/54 ............
8,500,000 9,269,604
1,001,125,547
North Carolina 1.1%
County of Wake , GO , 2010 C , Refunding , 5% , 3/01/25 .......................
21,780,000 23,363,746
North Carolina Eastern Municipal Power Agency , Revenue , 1993 B , ETM, 6.25% ,
1/01/23 ......................................................... 39,030,000 40,183,875
North Carolina Medical Care Commission , Presbyterian Homes Obligated Group ,
Revenue , 2020 A , 5% , 10/01/50 ....................................... 2,200,000 2,296,596
North Carolina Turnpike Authority ,
Revenue, 2009 B, AGMC Insured, Zero Cpn., 1/01/33 ...................... 25,000,000 16,779,245
Revenue, 2009 B, AGMC Insured, Zero Cpn., 1/01/34 ...................... 15,000,000 9,626,469
Revenue, 2009 B, AGMC Insured, Zero Cpn., 1/01/35 ...................... 15,215,000 9,330,061
Revenue, 2018 A, Refunding, 4%, 1/01/39 ............................... 10,000,000 10,249,162
111,829,154
North Dakota 0.5%
City of Grand Forks ,
Altru Health System Obligated Group, Revenue, 2021, Refunding, 5%, 12/01/33 .. 2,000,000 2,211,734
Altru Health System Obligated Group, Revenue, 2021, Refunding, 5%, 12/01/34 .. 3,500,000 3,864,498
Altru Health System Obligated Group, Revenue, 2021, Refunding, 4%, 12/01/35 .. 1,815,000 1,822,756
Altru Health System Obligated Group, Revenue, 2021, Refunding, 4%, 12/01/36 .. 3,625,000 3,619,701
Altru Health System Obligated Group, Revenue, 2021, Refunding, 4%, 12/01/37 .. 1,575,000 1,578,592
Altru Health System Obligated Group, Revenue, 2021, Refunding, 4%, 12/01/38 .. 2,300,000 2,287,362
Altru Health System Obligated Group, Revenue, 2021, Refunding, 4%, 12/01/40 .. 3,375,000 3,325,642
Altru Health System Obligated Group, Revenue, 2021, Refunding, 4%, 12/01/41 .. 1,875,000 1,838,992
State Board of Higher Education of the State of North Dakota ,
Revenue, 2019 A, AGMC Insured, 4%, 4/01/44 ............................ 10,000,000 10,185,500
Revenue, 2019 A, AGMC Insured, 4%, 4/01/50 ............................ 9,620,000 9,674,182
University of North Dakota ,
COP, 2018 A, 5%, 4/01/48 ........................................... 5,500,000 5,910,245
COP, 2018 A, 5%, 4/01/57 ........................................... 10,000,000 10,728,074
57,047,278
Ohio 3.0%
Akron Bath Copley Joint Township Hospital District ,
Summa Health System Obligated Group, Revenue, 2020, Refunding, 4%, 11/15/37 3,915,000 3,856,662
Summa Health System Obligated Group, Revenue, 2020, Refunding, 4%, 11/15/38 5,700,000 5,601,322
American Municipal Power, Inc. ,
Revenue, 2015 A, Refunding, 5%, 2/15/39 ............................... 5,000,000 5,165,735
Revenue, 2015 A, Refunding, 5%, 2/15/42 ............................... 2,500,000 2,578,031
Revenue, 2016 A, Refunding, 5%, 2/15/46 ............................... 20,000,000 21,117,098
Revenue, 2019 C, Refunding, 4%, 2/15/39 ............................... 18,795,000 19,159,572

Franklin Federal Tax-Free Income Fund
Schedule of Investments
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Ohio (continued)
Buckeye Tobacco Settlement Financing Authority ,
Revenue, A-3, Pre-Refunded, 6.25%, 6/01/37 ............................. $ 15,000,000 $ 15,059,340
Revenue, Senior Lien, 2020 A-2, 1, Refunding, 4%, 6/01/48 .................. 10,235,000 9,588,229
City of Akron , Community Learning Center Income Tax , Revenue , 2012 A , Refunding ,
5% , 12/01/29 ..................................................... 10,000,000 10,029,574
City of Toledo , Water System , Revenue , 2013 , Refunding , 5% , 11/15/38 ..........
20,000,000 20,509,090
Cleveland-Cuyahoga County Port Authority , County of Cuyahoga , Revenue , 2013 , 5% ,
7/01/37 ......................................................... 6,000,000 7,112,289
County of Butler , UC Health Obligated Group , Revenue , 2016 , Refunding , 5% ,
11/15/45 ........................................................ 7,500,000 8,137,714
County of Franklin ,
Ohio Living Obligated Group, Revenue, 2022, Refunding, 4%, 7/01/40 .......... 10,410,000 9,682,584
OhioHealth Obligated Group, Revenue, 2015, 5%, 5/15/40 ................... 10,000,000 10,620,269
Trinity Health Corp. Obligated Group, Revenue, 2017, 5%, 12/01/46 ............ 10,000,000 10,690,775
Trinity Health Corp. Obligated Group, Revenue, 2017 A-OH, 5%, 12/01/47 ....... 10,800,000 11,600,940
County of Hamilton ,
Sewer System, Revenue, 2013 A, Pre-Refunded, 5%, 12/01/38 ............... 12,000,000 12,512,762
UC Health Obligated Group, Revenue, 2020, 5%, 9/15/50 ................... 7,500,000 8,221,141
Miami University , Revenue , 2020 A , Refunding , 4% , 9/01/45 ...................
6,030,000 6,062,521
Northeast Ohio Regional Sewer District ,
Revenue, 2017, Refunding, 4%, 11/15/38 ................................ 10,000,000 10,471,715
Revenue, 2017, Refunding, 4%, 11/15/43 ................................ 10,000,000 10,399,201
Ohio Higher Educational Facility Commission ,
Judson Obligated Group, Revenue, 2020 A, Refunding, 5%, 12/01/42 ........... 1,350,000 1,433,065
Judson Obligated Group, Revenue, 2020 A, Refunding, 5%, 12/01/45 ........... 1,185,000 1,247,417
Judson Obligated Group, Revenue, 2020 A, Refunding, 5%, 12/01/50 ........... 2,530,000 2,653,990
Ohio State University (The) , Revenue , 2013 A , 5% , 6/01/38 ....................
10,000,000 10,271,353
Ohio Turnpike & Infrastructure Commission ,
Revenue, 2018 A, 5%, 2/15/43 ........................................ 20,000,000 22,035,320
Revenue, Junior Lien, 2013 A-4, Zero Cpn., 2/15/35 ........................ 35,000,000 39,304,087
State of Ohio ,
Cleveland Clinic Health System Obligated Group, Revenue, 2017 A, Refunding, 4%,
1/01/36 ........................................................ 6,500,000 6,566,397
Cleveland Clinic Health System Obligated Group, Revenue, 2019 B, 4%, 1/01/43 .. 12,130,000 12,139,701
Premier Health Partners Obligated Group, Revenue, 2020, Refunding, 4%, 11/15/38 640,000 640,194
Premier Health Partners Obligated Group, Revenue, 2020, Refunding, 4%, 11/15/40 855,000 844,714
315,312,802
Oklahoma 0.1%
Edmond Public Works Authority ,
Revenue, 2017, 5%, 7/01/42 ......................................... 4,000,000 4,401,952
Revenue, 2017, 5%, 7/01/47 ......................................... 4,500,000 4,916,074
McGee Creek Authority , Revenue , 1992 , NATL Insured , 6% , 1/01/23 .............
40,000 40,935
Norman Regional Hospital Authority , Norman Regional Hospital Authority Obligated
Group , Revenue , 2019 , 5% , 9/01/45 .................................... 3,500,000 3,735,604
13,094,565
Oregon 1.4%
County of Yamhill , Linfield University , Revenue , 2020 A , Refunding , 5% , 10/01/50 ...
12,210,000 13,042,231
Medford Hospital Facilities Authority , Asante Health System Obligated Group , Revenue ,
2020 A , Refunding , 5% , 8/15/50 ....................................... 4,000,000 4,354,234
Oregon City School District No. 62 , GO , 2018 B , Refunding , 5% , 6/15/49 ..........
20,000,000 22,281,780
Oregon Health & Science University , Oregon Health & Science University Obligated
Group , Revenue , 2019 A , Refunding , 4% , 7/01/44 ......................... 1,685,000 1,667,087
Port of Portland ,
Airport, Revenue, 25 B, 5%, 7/01/49 .................................... 12,720,000 13,466,142

Franklin Federal Tax-Free Income Fund
Schedule of Investments
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Oregon (continued)
Port of Portland, (continued)
Airport, Revenue, Twenty-Seven A, 5%, 7/01/45 ........................... $ 23,000,000 $ 24,631,767
Salem Hospital Facility Authority , Salem Health Obligated Group , Revenue , 2019 A ,
Refunding , 5% , 5/15/44 ............................................. 16,880,000 18,620,002
State of Oregon ,
Housing & Community Services Department, Revenue, 2018 A, 3.6%, 1/01/33 .... 6,060,000 6,046,350
Housing & Community Services Department, Revenue, 2018 D, 3.8%, 7/01/34 .... 6,285,000 6,370,357
University of Oregon ,
Revenue, 2018 A, 5%, 4/01/48 ........................................ 14,500,000 15,946,160
Revenue, 2020 A, 5%, 4/01/50 ........................................ 15,000,000 16,722,831
Washington Clackamas & Yamhill Counties School District No. 88J ,
GO, 2018 A, Zero Cpn., 6/15/41 ....................................... 5,725,000 2,667,309
GO, 2018 A, Zero Cpn., 6/15/42 ....................................... 5,900,000 2,630,122
GO, 2018 A, Zero Cpn., 6/15/43 ....................................... 5,500,000 2,345,459
150,791,831
Pennsylvania 1.4%
Allegheny County Sanitary Authority , Revenue , 2013 , BAM Insured , 5.25% , 12/01/44
5,000,000 5,223,390
City of Philadelphia , Airport , Revenue , 2020 C , Refunding , 4% , 7/01/45 ...........
1,500,000 1,429,510
Commonwealth Financing Authority , Commonwealth of Pennsylvania Department of
Community & Economic Development , Revenue , 2015 A , 5% , 6/01/33 .......... 4,550,000 4,853,879
Commonwealth of Pennsylvania , GO, First Series , 2015 , Refunding , AGMC Insured ,
5% , 8/15/26 ...................................................... 20,805,000 22,440,073
Delaware County Regional Water Quality Control Authority ,
Revenue, 2016, 5%, 11/01/41 ........................................ 5,000,000 5,417,899
Revenue, 2016, 5%, 11/01/46 ........................................ 10,315,000 11,087,252
Huntingdon County General Authority , Juniata College , Revenue , 2021 TT-3 ,
Refunding , 5% , 10/01/51 ............................................ 5,000,000 5,161,647
Lancaster Industrial Development Authority ,
Landis Homes Obligated Group, Revenue, 2021, Refunding, 4%, 7/01/31 ........ 440,000 437,978
Landis Homes Obligated Group, Revenue, 2021, Refunding, 4%, 7/01/37 ........ 345,000 326,537
Landis Homes Obligated Group, Revenue, 2021, Refunding, 4%, 7/01/56 ........ 3,300,000 2,790,444
Lehigh County General Purpose Authority ,
Lehigh Valley Academy Regional Charter School, Revenue, 2022, 4%, 6/01/52 .... 13,785,000 12,320,411
Lehigh Valley Academy Regional Charter School, Revenue, 2022, 4%, 6/01/57 .... 5,000,000 4,331,846
Montgomery County Industrial Development Authority ,
ACTS Retirement-Life Communities, Inc. Obligated Group, Revenue, 2020 C, 4%,
11/15/43 ....................................................... 600,000 603,445
ACTS Retirement-Life Communities, Inc. Obligated Group, Revenue, 2020 C, 5%,
11/15/45 ....................................................... 1,000,000 1,087,406
Meadowood Corp. Obligated Group (The), Revenue, 2018 A, Refunding, 5%,
12/01/48 ....................................................... 9,000,000 9,372,593
Montour School District ,
GO, 2015 A&B, Pre-Refunded, AGMC Insured, 5%, 4/01/40 .................. 3,170,000 3,432,226
GO, 2015 A&B, Pre-Refunded, AGMC Insured, 5%, 4/01/41 .................. 2,000,000 2,165,442
GO, 2015 A&B, Pre-Refunded, AGMC Insured, 5%, 4/01/42 .................. 2,000,000 2,165,442
Pennsylvania Turnpike Commission ,
Revenue, 2009 C, AGMC Insured, 6.25%, 6/01/33 ......................... 5,000,000 5,667,353
Revenue, 2021 B, Refunding, 5%, 12/01/51 .............................. 8,840,000 9,738,437
Philadelphia Gas Works Co. , Revenue , Sixteenth A , AGMC Insured , 4% , 8/01/45 ...
4,000,000 3,926,775
School District of Philadelphia (The) ,
GO, 2016 F, Refunding, 5%, 9/01/33 ................................... 6,415,000 6,888,883
GO, 2016 F, Refunding, 5%, 9/01/36 ................................... 4,090,000 4,375,040

Franklin Federal Tax-Free Income Fund
Schedule of Investments
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Pennsylvania (continued)
State Public School Building Authority , School District of Philadelphia (The) , Revenue ,
2016 A , Refunding , AGMC Insured , 5% , 6/01/32 ........................... $ 10,000,000 $ 10,874,785
Westmoreland County Municipal Authority , Revenue , 2016 , Refunding , BAM Insured ,
5% , 8/15/42 ...................................................... 17,205,000 18,294,121
154,412,814
Rhode Island 0.1%
Rhode Island Health and Educational Building Corp. , Lifespan Obligated Group ,
Revenue , 2016 , Refunding , 5% , 5/15/39 ................................. 5,500,000 5,807,732
Rhode Island Housing and Mortgage Finance Corp. ,
Revenue, 10A, 6.5%, 10/01/22 ........................................ 85,000 85,248
Revenue, 10A, 6.5%, 4/01/27 ......................................... 130,000 130,291
Revenue, 15A, 6.85%, 10/01/24 ....................................... 120,000 120,327
Rhode Island Student Loan Authority ,
Revenue, Senior Lien, 2021 A, 5%, 12/01/27 ............................. 1,000,000 1,097,510
Revenue, Senior Lien, 2021 A, 5%, 12/01/29 ............................. 2,025,000 2,258,097
9,499,205
South Carolina 1.3%
City of Columbia , Waterworks & Sewer System , Revenue , 2019 A , 4% , 2/01/44 .....
5,250,000 5,313,897
City of Rock Hill ,
Combined Utility System, Revenue, 2016, 5%, 1/01/41 ...................... 7,690,000 8,215,352
Combined Utility System, Revenue, 2016, 5%, 1/01/47 ...................... 5,000,000 5,311,820
County of Greenwood ,
Self Regional Healthcare, Revenue, 2017, Refunding, 4%, 10/01/37 ............ 8,465,000 8,517,690
Self Regional Healthcare, Revenue, 2017, Refunding, 4%, 10/01/39 ............ 1,195,000 1,199,581
c
County of Richland , Village at Sandhill Improvement District , Special Assessment ,
144A, 2021 , Refunding , 3.75% , 11/01/36 ................................ 1,270,000 1,057,811
South Carolina Jobs-Economic Development Authority ,
c
Revenue, 144A, 2021 A-1, 3.65%, 12/01/36 .............................. 23,630,000 19,493,178
AHPC Vista Towers 2021 LLC, Revenue, 2021 A-1, 3.65%, 12/01/36 ........... 22,470,000 18,516,323
AHPC Vista Towers 2021 LLC, Revenue, 2021 A-2, 4.75%, 12/01/26 ........... 2,115,000 1,972,207
Prisma Health Obligated Group, Revenue, 2018 A, Refunding, 5%, 5/01/43 ...... 20,000,000 21,625,868
Prisma Health Obligated Group, Revenue, 2018 A, Refunding, 5%, 5/01/48 ...... 15,000,000 16,116,717
South Carolina Ports Authority ,
Revenue, 2019 B, 5%, 7/01/44 ........................................ 10,000,000 10,711,356
Revenue, 2019 B, 5%, 7/01/54 ........................................ 10,365,000 11,024,167
Spartanburg Regional Health Services District ,
Spartanburg Regional Health Services District Obligated Group, Revenue, 2020 A,
AGMC Insured, 4%, 4/15/37 ........................................ 1,415,000 1,482,655
Spartanburg Regional Health Services District Obligated Group, Revenue, 2020 A,
AGMC Insured, 4%, 4/15/39 ........................................ 1,410,000 1,417,606
Spartanburg Regional Health Services District Obligated Group, Revenue, 2020 A,
AGMC Insured, 4%, 4/15/45 ........................................ 2,750,000 2,716,223
134,692,451
South Dakota 1.0%
County of Lincoln , Augustana College Association (The) , Revenue , 2021 A , Refunding ,
4% , 8/01/61 ...................................................... 4,855,000 4,171,231
Huron School District No. 2-2 , GO , 2013 , Refunding , 5% , 6/15/39 ...............
4,000,000 4,177,471
South Dakota Health & Educational Facilities Authority ,
Revenue, 2012 A, Refunding, 5%, 8/01/46 ............................... 6,005,000 6,047,544
Revenue, 2015 A, Refunding, 5%, 8/01/38 ............................... 3,475,000 3,689,355
Avera Health Obligated Group, Revenue, 2017, Refunding, 4%, 7/01/42 ......... 10,000,000 10,003,301
Avera Health Obligated Group, Revenue, 2017, Refunding, 5%, 7/01/46 ......... 51,050,000 56,000,201
Monument Health Obligated Group, Revenue, 2017, 4%, 9/01/37 .............. 10,920,000 10,986,858
Monument Health Obligated Group, Revenue, 2017, 5%, 9/01/40 .............. 10,000,000 10,822,413

Franklin Federal Tax-Free Income Fund
Schedule of Investments
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
South Dakota (continued)
South Dakota State Building Authority , Revenue , 2017 A , Refunding , 5% , 6/01/42 ...
$ 5,450,000 $ 5,924,222
111,822,596
Tennessee 3.4%
Chattanooga Health Educational & Housing Facility Board , CDFI Phase I LLC ,
Revenue , 2015 , Refunding , 5% , 10/01/35 ................................ 1,000,000 1,038,668
City of Chattanooga , Electric , Revenue , 2015 C , Refunding , 5% , 9/01/40 ..........
2,750,000 2,924,378
City of Gallatin , Water & Sewer , Revenue , 2015 , Pre-Refunded , 5% , 1/01/32 .......
1,500,000 1,599,322
City of Germantown ,
GO, 2017, 4%, 8/01/43 ............................................. 2,330,000 2,389,159
GO, 2017, 4%, 8/01/45 ............................................. 2,525,000 2,577,269
City of Jackson ,
West Tennessee Healthcare Obligated Group, Revenue, 2015, 5%, 4/01/36 ...... 3,885,000 4,051,082
West Tennessee Healthcare Obligated Group, Revenue, 2015, Pre-Refunded, 5%,
4/01/36 ........................................................ 115,000 122,744
West Tennessee Healthcare Obligated Group, Revenue, 2015, 4%, 4/01/41 ...... 24,265,000 24,288,127
West Tennessee Healthcare Obligated Group, Revenue, 2015, Pre-Refunded, 4%,
4/01/41 ........................................................ 735,000 764,014
West Tennessee Healthcare Obligated Group, Revenue, 2018 A, 5%, 4/01/41 .... 2,255,000 2,471,550
West Tennessee Healthcare Obligated Group, Revenue, 2018 A, Pre-Refunded, 5%,
4/01/41 ........................................................ 115,000 129,831
City of Knoxville ,
Wastewater System, Revenue, 2015 A, Refunding, 4%, 4/01/42 ............... 5,000,000 5,013,989
Wastewater System, Revenue, 2021 A, Refunding, 4%, 4/01/33 ............... 1,000,000 1,068,943
City of Memphis ,
Electric System, Revenue, 2020 A, 3%, 12/01/42 .......................... 2,470,000 2,161,418
Gas, Revenue, 2017, 4%, 12/01/36 .................................... 1,000,000 1,027,509
Gas, Revenue, 2020, 3%, 12/01/42 .................................... 1,000,000 875,068
City of Portland , Water & Sewer , Revenue , 2020 , AGMC Insured , 3% , 4/01/45 ......
1,775,000 1,447,517
County of Coffee , GO , 2019 , Refunding , 4% , 6/01/44 ........................
2,760,000 2,754,711
County of Hamilton , GO , 2020 A , Refunding , 4% , 1/01/51 .....................
1,000,000 1,022,975
County of Maury , GO , 2015 , Refunding , 4% , 4/01/34 .........................
1,775,000 1,811,392
County of Shelby , GO , 2020 B , 4% , 4/01/37 ................................
2,500,000 2,601,317
County of Wilson , GO , 2017 A , 4% , 4/01/42 ................................
5,000,000 5,057,307
Hallsdale-Powell Utility District , Revenue , 2019 , Refunding , 4% , 4/01/39 ..........
1,380,000 1,416,867
Harpeth Valley Utilities District of Davidson and Williamson Counties ,
Revenue, 2014, 5%, 9/01/44 ......................................... 4,400,000 4,587,138
Revenue, 2020, 4%, 9/01/50 ......................................... 500,000 501,373
Industrial Development Board of The City of Kingsport Tennessee (The) , Model City II
LP , Revenue , 2009 , GNMA Insured , 5.5% , 7/20/39 ......................... 2,995,000 2,996,219
Johnson City Health & Educational Facilities Board , Mountain States Health Alliance
Obligated Group , Revenue , 1998 , NATL Insured , ETM, 5.25% , 7/01/28 ......... 8,500,000 8,907,361
Knox Chapman Utility District of Knox County , Revenue , 2012 , Refunding , 4% , 1/01/40
4,000,000 4,008,563
Knox County Health Educational & Housing Facility Board ,
Covenant Health Obligated Group, Revenue, 2016 A, Refunding, 5%, 1/01/42 .... 40,000,000 42,315,484
University Health System Obligated Group, Revenue, 2016, Refunding, 5%, 9/01/47 3,000,000 3,165,459
University Health System Obligated Group, Revenue, 2017, Refunding, 5%, 4/01/36 2,250,000 2,415,623
Lawrenceburg Public Building Authority , GO , 2002 , Refunding , AMBAC Insured , 5% ,
7/01/22 ......................................................... 645,000 648,845
Madison Suburban Utility District , Revenue , 2021 , 3% , 2/01/45 .................
1,000,000 816,103
Memphis-Shelby County Airport Authority ,
Revenue, 2018, 5%, 7/01/43 ......................................... 10,000,000 10,504,278
Revenue, 2018, 5%, 7/01/47 ......................................... 11,000,000 11,460,178
Revenue, 2021 A, 5%, 7/01/31 ........................................ 500,000 552,933
Revenue, 2021 A, 5%, 7/01/40 ........................................ 3,000,000 3,248,847

Franklin Federal Tax-Free Income Fund
Schedule of Investments
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Tennessee (continued)
Metropolitan Government Nashville & Davidson County Health & Educational Facilities
Board ,
Blakeford at Green Hills Obligated Group, Revenue, 2020 A, 4%, 11/01/45 ....... $ 3,500,000 $ 3,190,906
Blakeford at Green Hills Obligated Group, Revenue, 2020 A, 4%, 11/01/55 ....... 9,015,000 7,969,407
Trevecca Nazarene University, Revenue, 2021 B, 4%, 10/01/41 ............... 1,050,000 955,307
Trevecca Nazarene University, Revenue, 2021 B, 4%, 10/01/51 ............... 6,860,000 5,890,895
Vanderbilt University Medical Center Obligated Group, Revenue, 2016 A, 5%,
7/01/40 ........................................................ 5,000,000 5,351,828
Metropolitan Government of Nashville & Davidson County ,
Electric, Revenue, 2014 A, 5%, 5/15/39 ................................. 4,000,000 4,159,918
Electric, Revenue, 2021 A, 5%, 5/15/46 ................................. 1,000,000 1,131,737
Sports Authority, Revenue, 2013 A, Pre-Refunded, 5%, 8/01/38 ............... 3,000,000 3,107,199
Water & Sewer, Revenue, 2017 A, 5%, 7/01/46 ........................... 12,855,000 13,946,404
Water & Sewer, Revenue, 2017 B, 5%, 7/01/42 ........................... 21,645,000 23,611,150
Water & Sewer, Revenue, 2017 B, 5%, 7/01/46 ........................... 15,925,000 17,277,050
Metropolitan Nashville Airport Authority (The) ,
Revenue, 2015 A, 5%, 7/01/45 ........................................ 4,000,000 4,196,735
Revenue, 2019 B, 5%, 7/01/44 ........................................ 20,000,000 21,346,858
Revenue, 2019 B, 4%, 7/01/49 ........................................ 3,000,000 2,825,570
Shelby County Health Educational & Housing Facilities Board ,
Methodist Le Bonheur Healthcare Obligated Group, Revenue, 2017 A, 5%, 5/01/36 4,000,000 4,302,012
Rhodes College, Revenue, 2015, 5%, 8/01/45 ............................ 1,700,000 1,810,831
Rhodes College, Revenue, 2017, Refunding, 4%, 8/01/40 ................... 3,000,000 3,064,274
South Blount County Utility District , Revenue , 2019 , Refunding , 3% , 12/01/39 ......
2,015,000 1,833,843
d
Tennergy Corp. , Revenue , 2021 A , Mandatory Put , 4% , 9/01/28 ................. 37,000,000 37,634,502
Tennessee Housing Development Agency ,
Revenue, 2013 1-C, 4%, 7/01/43 ...................................... 840,000 843,152
Revenue, 2017-3, 3.65%, 7/01/47 ..................................... 670,000 668,491
Revenue, 2018-2, Refunding, 3.85%, 7/01/42 ............................. 1,165,000 1,172,556
Revenue, 2018-4, Refunding, 4%, 7/01/43 ............................... 6,570,000 6,648,194
Tennessee State School Bond Authority ,
Revenue, 2015 B, Pre-Refunded, 5%, 11/01/45 ........................... 5,000,000 5,414,052
Revenue, 2017 A, 5%, 11/01/47 ....................................... 15,000,000 16,279,109
West Knox Utility District , Revenue , 2016 , Refunding , 5% , 6/01/41 ..............
1,000,000 1,039,929
West Wilson Utility District of Wilson County Tennessee , Revenue , 2015 , Refunding ,
5% , 6/01/40 ...................................................... 1,545,000 1,635,986
White House Utility District , Revenue , 2020 , Refunding , 3% , 1/01/34 .............
820,000 800,219
Williamson County HB & TS Utility District , Revenue , 2020 , Refunding , 3% , 9/01/44 .
1,200,000 1,009,811
Wilson County Tenth Special School District , GO , 2019 , 5% , 4/01/44 .............
2,500,000 2,769,938
366,631,424
Texas 9.1%
Abilene Convention Center Hotel Development Corp. , City of Abilene Abilene
Convention Center , Revenue, First Lien , 2021 A , 4% , 10/01/50 ................ 5,510,000 5,511,661
Central Texas Regional Mobility Authority ,
Revenue, Senior Lien, 2015 A, Pre-Refunded, 5%, 1/01/45 ................... 5,000,000 5,386,048
Revenue, Sub. Lien, 2021 C, 5%, 1/01/27 ............................... 15,000,000 15,894,588
Central Texas Turnpike System ,
Revenue, 2015 B, Refunding, 5%, 8/15/37 ............................... 10,000,000 10,460,932
Revenue, 2015 C, Refunding, 5%, 8/15/37 ............................... 5,000,000 5,158,420
Revenue, 2015 C, Refunding, 5%, 8/15/42 ............................... 20,000,000 20,584,432
Revenue, First Tier, 2012 A, Pre-Refunded, BAM Insured, 5%, 8/15/41 .......... 25,665,000 25,929,031
City of Arlington , Special Tax, Senior Lien , 2018 A , AGMC Insured , 4% , 2/15/44 .....
20,000,000 19,818,060
City of Austin ,
Electric Utility, Revenue, 2015 A, Refunding, 5%, 11/15/45 ................... 10,000,000 10,678,940
Water & Wastewater System, Revenue, 2013 A, Refunding, 5%, 11/15/38 ....... 20,000,000 20,465,750

Franklin Federal Tax-Free Income Fund
Schedule of Investments
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Texas (continued)
City of Corpus Christi ,
Utility System, Revenue, Junior Lien, 2013, Pre-Refunded, 5%, 7/15/38 ......... $ 6,000,000 $ 6,205,091
Utility System, Revenue, Junior Lien, 2013, Pre-Refunded, 5%, 7/15/43 ......... 7,000,000 7,239,273
Utility System, Revenue, Junior Lien, 2015 A, 5%, 7/15/40 ................... 13,200,000 14,075,084
City of Laredo , Waterworks & Sewer System , Revenue , 2016 , Refunding , 4% , 3/01/41
9,690,000 9,846,514
City of San Antonio , Electric & Gas Systems , Revenue, Junior Lien , 2013 , Pre-
Refunded , 5% , 2/01/38 ............................................. 10,000,000 10,222,377
City of San Marcos , Electric Utility System , Revenue , 2013 , Pre-Refunded , BAM
Insured , 5% , 11/01/33 .............................................. 6,300,000 6,407,218
Conroe Local Government Corp. ,
Conroe Convention Center Hotel, Revenue, First Lien, 2021 A, 4%, 10/01/50 ..... 1,640,000 1,471,430
Conroe Convention Center Hotel, Revenue, Third Lien, 2021 C, 5%, 10/01/32 .... 90,000 101,920
Conroe Convention Center Hotel, Revenue, Third Lien, 2021 C, 5%, 10/01/33 .... 100,000 112,838
Conroe Convention Center Hotel, Revenue, Third Lien, 2021 C, 5%, 10/01/34 .... 100,000 112,661
Conroe Convention Center Hotel, Revenue, Third Lien, 2021 C, 5%, 10/01/35 .... 85,000 95,559
Conroe Convention Center Hotel, Revenue, Third Lien, 2021 C, 5%, 10/01/36 .... 85,000 95,508
Conroe Convention Center Hotel, Revenue, Third Lien, 2021 C, 4%, 10/01/41 .... 600,000 612,075
Conroe Convention Center Hotel, Revenue, Third Lien, 2021 C, 4%, 10/01/46 .... 700,000 700,452
Conroe Convention Center Hotel, Revenue, Third Lien, 2021 C, 4%, 10/01/50 .... 650,000 646,073
Dallas Fort Worth International Airport , Revenue , 2013 D , Refunding , 5.25% , 11/01/32
10,000,000 10,361,832
Ector County Independent School District , GO , 2013 , Pre-Refunded , PSF Guaranty ,
5% , 8/15/36 ...................................................... 10,355,000 10,729,746
c
EP Cimarron Ventanas PFC , Revenue, Senior Lien , 144A, 2021 A , 4% , 12/01/51 .... 31,000,000 24,895,719
Forney Independent School District , GO , 2015 , Refunding , PSF Guaranty , 5% , 8/15/37
15,000,000 16,007,715
Frisco Independent School District , GO , 2016 , PSF Guaranty , 5% , 8/15/46 ........
20,000,000 21,374,086
Goose Creek Consolidated Independent School District , GO , 2013 , Pre-Refunded , PSF
Guaranty , 5% , 2/15/38 .............................................. 6,045,000 6,193,195
Grand Parkway Transportation Corp. ,
Revenue, 2013 B, Zero Cpn., 10/01/45 .................................. 10,000,000 10,675,809
Revenue, 2018 A, 5%, 10/01/48 ....................................... 7,720,000 8,295,835
Gulf Coast Authority , Waste Management, Inc. , Revenue , 2003 B , 1.5% , 5/01/28 ....
2,000,000 1,739,739
Harris County Cultural Education Facilities Finance Corp. ,
Houston Methodist Hospital Obligated Group, Revenue, 2015, 5%, 12/01/45 ..... 30,000,000 31,884,891
Memorial Hermann Health System Obligated Group, Revenue, 2016 A, 5%, 7/01/45 15,000,000 16,152,517
Harris County Toll Road Authority (The) , Revenue, Senior Lien , 2018 A , Refunding , 5% ,
8/15/43 ......................................................... 6,000,000 6,610,596
Harris County-Houston Sports Authority ,
Revenue, Senior Lien, 2020 A, Refunding, AGMC Insured, 3.125%, 11/15/56 ..... 5,000,000 3,935,173
Revenue, Third Lien, 2004 A-3, NATL Insured, Zero Cpn., 11/15/37 ............ 6,300,000 2,623,915
Hidalgo County Regional Mobility Authority ,
Revenue, Senior Lien, 2013, Pre-Refunded, 5.25%, 12/01/38 ................. 5,000,000 5,228,947
Revenue, Senior Lien, 2013, Pre-Refunded, 5%, 12/01/43 ................... 5,000,000 5,209,687
Houston Higher Education Finance Corp. , Houston Baptist University , Revenue , 2021 ,
4% , 10/01/51 ..................................................... 3,800,000 3,449,754
Kaufman County Fresh Water Supply District No. 1-D ,
GO, 2021, 2.375%, 9/01/31 .......................................... 165,000 135,277
GO, 2021, 2.375%, 9/01/32 .......................................... 170,000 136,897
GO, 2021, 2.375%, 9/01/33 .......................................... 170,000 134,686
GO, 2021, 2.5%, 9/01/34 ............................................ 180,000 142,252
GO, 2021, 2.5%, 9/01/36 ............................................ 370,000 283,788
GO, 2021, 2.625%, 9/01/38 .......................................... 385,000 293,564
GO, 2021, 3%, 9/01/41 ............................................. 375,000 289,226
GO, 2021, 3%, 9/01/46 ............................................. 750,000 543,723
GO, 2021, 3%, 9/01/51 ............................................. 1,265,000 884,889

Franklin Federal Tax-Free Income Fund
Schedule of Investments
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Texas (continued)
c
Lakeside Place PFC , Torrey Chase Apartments LP , Revenue , 144A, 2021 , 3.48% ,
12/15/39 ........................................................ $ 12,625,000 $ 10,059,980
Lamar Consolidated Independent School District , GO , 2018 , PSF Guaranty , 5% ,
2/15/43 ......................................................... 30,000,000 32,591,799
Lower Colorado River Authority ,
LCRA Transmission Services Corp., Revenue, 2013 A, Refunding, 5%, 5/15/36 ... 10,000,000 10,243,186
LCRA Transmission Services Corp., Revenue, 2018, Refunding, 5%, 5/15/43 ..... 10,000,000 10,857,227
New Hope Cultural Education Facilities Finance Corp. ,
CHF-Collegiate Housing Corpus Christi II LLC, Revenue, A, Pre-Refunded, 5%,
4/01/48 ........................................................ 7,825,000 8,525,802
CHF-Collegiate Housing Island Campus LLC, Revenue, 2017 A, Pre-Refunded, 5%,
4/01/37 ........................................................ 2,500,000 2,765,042
NCCD-Cain Hall Redevelopment I LLC, Revenue, 2016 A-1, 5%, 4/01/46 ........ 6,000,000 6,444,760
NCCD-College Station Properties LLC, Revenue, A, 5%, 7/01/47 .............. 10,000,000 9,500,000
Quality Senior Housing Foundation of East Texas, Inc., Revenue, 2019 A-1, 5%,
12/01/39 ....................................................... 5,650,000 5,584,693
Quality Senior Housing Foundation of East Texas, Inc., Revenue, 2019 A-1, 5%,
12/01/49 ....................................................... 11,470,000 10,973,688
Quality Senior Housing Foundation of East Texas, Inc., Revenue, 2019 A-1, 5%,
12/01/54 ....................................................... 230,000 219,340
Westminster Manor, Revenue, 2021, 4%, 11/01/49 ......................... 14,400,000 13,464,691
Newark Higher Education Finance Corp. , Abilene Christian University , Revenue , 2022
A , Refunding , 4% , 4/01/57 ........................................... 5,000,000 4,636,266
North East Texas Regional Mobility Authority , Revenue, Senior Lien , 2016 A , 5% ,
1/01/41 ......................................................... 16,750,000 17,468,557
North Harris County Regional Water Authority ,
Revenue, Senior Lien, 2016, Refunding, 4%, 12/15/41 ...................... 20,000,000 20,162,954
Revenue, Senior Lien, 2016, Refunding, 5%, 12/15/46 ...................... 18,460,000 19,821,569
North Texas Tollway Authority ,
North Texas Tollway System, Revenue, 2015 A, Refunding, 5%, 1/01/35 ......... 10,000,000 10,477,487
North Texas Tollway System, Revenue, 2015 A, Refunding, 5%, 1/01/38 ......... 10,000,000 10,461,843
North Texas Tollway System, Revenue, First Tier, 2017 A, Refunding, 5%, 1/01/43 . 20,000,000 21,489,950
North Texas Tollway System, Revenue, First Tier, 2017 A, Refunding, 5%, 1/01/48 . 33,500,000 35,778,901
North Texas Tollway System, Revenue, First Tier, I, Pre-Refunded, 6.5%, 1/01/43 .. 25,000,000 27,595,607
North Texas Tollway System, Revenue, Second Tier, 2017 B, Refunding, 5%, 1/01/48 10,000,000 10,645,062
North Texas Tollway System, Revenue, Second Tier, 2018, Refunding, 5%, 1/01/48 25,250,000 26,967,679
Special Projects System, Revenue, 2011 B, Pre-Refunded, Zero Cpn., 9/01/37 .... 7,500,000 3,646,759
Special Projects System, Revenue, 2011 B, Pre-Refunded, Zero Cpn., 9/01/43 .... 7,500,000 2,324,254
Special Projects System, Revenue, 2011 C, Pre-Refunded, 6.75%, 9/01/45 ...... 25,000,000 32,826,780
Port Freeport , Revenue, Senior Lien , 2019 A , 5% , 6/01/49 .....................
4,000,000 4,272,961
San Antonio Education Facilities Corp. ,
University of the Incarnate Word, Revenue, 2021 A, Refunding, 4%, 4/01/46 ...... 13,705,000 13,052,135
University of the Incarnate Word, Revenue, 2021 A, Refunding, 4%, 4/01/51 ...... 3,765,000 3,535,762
University of the Incarnate Word, Revenue, 2021 A, Refunding, 4%, 4/01/54 ...... 1,035,000 960,969
San Antonio Public Facilities Corp. , City of San Antonio , Revenue , 2012 , Refunding ,
4% , 9/15/42 ...................................................... 36,500,000 36,671,221
San Antonio Water System ,
Revenue, Junior Lien, 2018 A, Refunding, 5%, 5/15/43 ...................... 12,000,000 13,234,975
Revenue, Junior Lien, 2018 A, Refunding, 5%, 5/15/48 ...................... 10,000,000 10,952,948
San Jacinto River Authority ,
Revenue, 2011, AGMC Insured, 5%, 10/01/32 ............................ 5,000,000 5,014,605
Revenue, 2011, AGMC Insured, 5%, 10/01/37 ............................ 3,000,000 3,008,763
Southwest Higher Education Authority, Inc. , Southern Methodist University , Revenue ,
2013 A , 5% , 10/01/38 ............................................... 24,380,000 25,238,052
Tarrant County Cultural Education Facilities Finance Corp. ,
CHRISTUS Health Obligated Group, Revenue, 2018 B, 5%, 7/01/43 ........... 10,000,000 10,757,451
Cook Children's Medical Center Obligated Group, Revenue, 2013 A, 5.25%, 12/01/39 10,000,000 10,418,272

Franklin Federal Tax-Free Income Fund
Schedule of Investments
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Texas (continued)
Tarrant County Cultural Education Facilities Finance Corp., (continued)
Hendrick Medical Center Obligated Group, Revenue, 2013, Pre-Refunded, 5.5%,
9/01/43 ........................................................ $ 5,350,000 $ 5,583,208
Texas Health Resources Obligated Group, Revenue, 2015 A, 5%, 11/15/52 ...... 5,000,000 5,302,657
Tarrant County Health Facilities Development Corp. , Texas Health Resources Obligated
Group , Revenue , 1994 , FGIC Insured , ETM, 6% , 9/01/24 .................... 2,670,000 2,805,451
Texas Municipal Gas Acquisition & Supply Corp. III , Revenue , 2021 , Refunding , 5% ,
12/15/30 ........................................................ 12,715,000 13,713,302
Texas Transportation Commission ,
Revenue, First Tier, 2019 A, Zero Cpn., 8/01/48 ........................... 6,250,000 1,772,778
Revenue, First Tier, 2019 A, Zero Cpn., 8/01/49 ........................... 5,000,000 1,345,589
Revenue, First Tier, 2019 A, Zero Cpn., 8/01/50 ........................... 5,500,000 1,397,414
Texas Water Development Board ,
State Water Implementation Revenue Fund for Texas, Revenue, 2018 B, 4%,
10/15/43 ....................................................... 25,000,000 25,736,935
State Water Implementation Revenue Fund for Texas, Revenue, 2018 B, 5%, 4/15/49 15,000,000 16,408,955
c
Town of Little Elm ,
Valencia Public Improvement District, Special Assessment, 144A, 2021, 3.125%,
9/01/41 ........................................................ 708,000 542,715
Valencia Public Improvement District, Special Assessment, 144A, 2021, 4%, 9/01/47 831,000 706,064
West Travis County Public Utility Agency , Revenue , 2017 , Refunding , BAM Insured ,
4% , 8/15/41 ...................................................... 5,000,000 5,178,187
Westside 211 Special Improvement District ,
GO, Sub. Lien, 2021, 3%, 8/15/41 ..................................... 790,000 656,835
GO, Sub. Lien, 2021, 3%, 8/15/45 ..................................... 615,000 490,108
GO, Sub. Lien, 2021, 3%, 8/15/51 ..................................... 1,570,000 1,196,616
971,534,197
Utah 1.2%
Central Utah Water Conservancy District ,
Revenue, 2017 B, Refunding, 4%, 10/01/37 .............................. 2,600,000 2,714,408
Revenue, 2017 B, Refunding, 4%, 10/01/38 .............................. 10,000,000 10,424,831
City of Salt Lake City ,
Airport, Revenue, 2017 A, 5%, 7/01/42 .................................. 15,000,000 15,783,966
Airport, Revenue, 2017 A, 5%, 7/01/47 .................................. 10,000,000 10,499,349
Airport, Revenue, 2018 A, 5%, 7/01/48 .................................. 9,400,000 9,893,763
Airport, Revenue, 2018 A, 5.25%, 7/01/48 ............................... 10,000,000 10,711,160
Jordan Valley Water Conservancy District , Revenue , 2017 B , Refunding , 4% , 10/01/41
6,000,000 6,233,680
University of Utah (The) ,
Revenue, 2013 A, Pre-Refunded, 5%, 8/01/43 ............................ 21,975,000 22,760,235
Revenue, 2018 A, 5%, 8/01/44 ........................................ 12,240,000 13,439,002
Utah Infrastructure Agency ,
Revenue, 2021, 3%, 10/15/26 ........................................ 550,000 530,037
Revenue, 2021, 4%, 10/15/28 ........................................ 350,000 347,227
Revenue, 2021, 4%, 10/15/32 ........................................ 540,000 508,263
Revenue, 2021, 4%, 10/15/38 ........................................ 500,000 439,468
Revenue, 2021, 4%, 10/15/41 ........................................ 1,450,000 1,245,979
Revenue, 2021, 3%, 10/15/45 ........................................ 2,000,000 1,371,455
e
Revenue, 2022, 5%, 10/15/37 ........................................ 1,200,000 1,202,568
e
Revenue, 2022, 5%, 10/15/46 ........................................ 3,650,000 3,598,535
Utah Municipal Power Agency , Revenue , 2016 B , 5% , 7/01/38 ..................
10,000,000 10,707,686
Weber Basin Water Conservancy District , Revenue , 2013 B , Pre-Refunded , 5% ,
4/01/39 ......................................................... 7,180,000 7,378,758
129,790,370

Franklin Federal Tax-Free Income Fund
Schedule of Investments
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Vermont 0.1%
Vermont Educational & Health Buildings Financing Agency ,
President & Fellows of Middlebury College, Revenue, 2020, Refunding, 5%, 11/01/49 $ 4,000,000 $ 4,415,446
University of Vermont Health Network Obligated Group, Revenue, 2016 A,
Refunding, 5%, 12/01/36 ........................................... 5,000,000 5,393,865
9,809,311
Virginia 0.8%
Amelia County Industrial Development Authority , Waste Management, Inc. , Revenue ,
2002 , Refunding , 1.45% , 4/01/27 ...................................... 2,350,000 2,113,524
Hampton Roads Transportation Accountability Commission ,
Revenue, Senior Lien, 2018 A, 5%, 7/01/42 .............................. 25,000,000 27,336,640
Revenue, Senior Lien, 2020 A, 5.25%, 7/01/60 ............................ 25,000,000 27,781,080
Virginia Commonwealth Transportation Board , Revenue , 2019 , 4% , 5/15/41 .......
13,585,000 14,035,970
Virginia Resources Authority , Revenue , 2012 A , 5% , 11/01/39 ..................
70,000 71,045
Virginia Small Business Financing Authority ,
Capital Beltway Express LLC, Revenue, Senior Lien, 2022, Refunding, 5%, 12/31/57 7,500,000 7,957,875
e
Elizabeth River Crossings OpCo LLC, Revenue, Senior Lien, 2022, Refunding, 4%,
1/01/39 ........................................................ 5,520,000 5,408,789
National Senior Communities, Inc. Obligated Group, Revenue, 2020 A, Refunding,
4%, 1/01/45 .................................................... 4,000,000 3,922,133
88,627,056
Washington 2.6%
Align Capital Trust , Revenue , 2020-4A , 3.75% , 7/01/43 .......................
10,807,500 10,109,161
City of Seattle ,
Municipal Light & Power, Revenue, 2017 C, Refunding, 4%, 9/01/36 ............ 22,170,000 23,039,456
Municipal Light & Power, Revenue, 2018 A, 4%, 1/01/42 ..................... 10,855,000 11,169,428
County of King , Sewer , Revenue , 2017 , Refunding , 5% , 7/01/49 ................
12,000,000 12,972,507
NJB Properties , Revenue , 2006 A , 5% , 12/01/36 ............................
5,000 5,014
North Thurston Public Schools ,
GO, 2020, 4%, 12/01/34 ............................................. 5,000,000 5,312,507
GO, 2020, 4%, 12/01/35 ............................................. 5,000,000 5,233,408
GO, 2020, 4%, 12/01/36 ............................................. 6,000,000 6,272,539
Port of Seattle ,
Revenue, 2018 A, 5%, 5/01/43 ........................................ 15,500,000 16,538,017
Revenue, 2019, 4%, 4/01/44 ......................................... 4,000,000 3,862,099
State of Washington ,
GO, 2019 D, 5%, 6/01/43 ............................................ 11,040,000 12,233,900
GO, 2019 D, 5%, 6/01/44 ............................................ 11,595,000 12,828,957
University of Washington , Revenue , 2018 , 5% , 4/01/48 .......................
29,450,000 31,880,877
Washington Health Care Facilities Authority ,
Fred Hutchinson Cancer Center, Revenue, 2017 A, Pre-Refunded, 5%, 1/01/47 ... 10,000,000 10,923,879
Fred Hutchinson Cancer Center Obligated Group, Revenue, 2020, Refunding, 4%,
9/01/45 ........................................................ 2,610,000 2,573,687
Fred Hutchinson Cancer Center Obligated Group, Revenue, 2020, Refunding, 5%,
9/01/45 ........................................................ 2,105,000 2,286,461
Fred Hutchinson Cancer Center Obligated Group, Revenue, 2020, Refunding, 5%,
9/01/50 ........................................................ 3,000,000 3,240,160
c
Fred Hutchinson Cancer Center Obligated Group, Revenue, 144A, 2021, 5%,
12/01/29 ....................................................... 250,000 280,739
c
Fred Hutchinson Cancer Center Obligated Group, Revenue, 144A, 2021, 5%,
12/01/30 ....................................................... 265,000 299,785
c
Fred Hutchinson Cancer Center Obligated Group, Revenue, 144A, 2021, 5%,
12/01/33 ....................................................... 250,000 277,414
c
Fred Hutchinson Cancer Center Obligated Group, Revenue, 144A, 2021, 3%,
12/01/34 ....................................................... 300,000 281,963

Franklin Federal Tax-Free Income Fund
Schedule of Investments
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Washington (continued)
Washington Health Care Facilities Authority, (continued)
c
Fred Hutchinson Cancer Center Obligated Group, Revenue, 144A, 2021, 4%,
12/01/40 ....................................................... $ 870,000 $ 872,918
c
Fred Hutchinson Cancer Center Obligated Group, Revenue, 144A, 2021, 4%,
12/01/45 ....................................................... 1,200,000 1,183,220
c
Fred Hutchinson Cancer Center Obligated Group, Revenue, 144A, 2021, 4%,
12/01/48 ....................................................... 910,000 887,014
Multicare Health System Obligated Group, Revenue, 2017 B, Refunding, 4%, 8/15/41 25,000,000 25,238,190
Providence St. Joseph Health Obligated Group, Revenue, 2012 A, 5%, 10/01/42 .. 10,175,000 10,288,111
Providence St. Joseph Health Obligated Group, Revenue, 2014 D, 5%, 10/01/41 .. 9,685,000 10,105,301
Providence St. Joseph Health Obligated Group, Revenue, 2014 D, Pre-Refunded,
5%, 10/01/41 ................................................... 315,000 332,199
Seattle Children's Hospital Obligated Group, Revenue, 2015 B, Refunding, 5%,
10/01/38 ....................................................... 15,000,000 15,773,006
Washington Higher Education Facilities Authority , Seattle Pacific University , Revenue ,
2020 A , Refunding , 5% , 10/01/42 ...................................... 3,800,000 4,143,653
Washington State Convention Center Public Facilities District , Revenue , 2021 B ,
Refunding , 4% , 7/01/43 ............................................. 14,855,000 14,168,638
Washington State Housing Finance Commission ,
Revenue, 2021-1, A, 3.5%, 12/20/35 ................................... 21,713,910 19,828,991
c
Madison at Rivers Edge Apartments LLC, Revenue, 144A, 2021 A, 3.65%, 1/01/37 2,965,000 2,443,907
276,887,106
West Virginia 0.7%
Berkeley County Public Service Sewer District , Revenue , 2016 B , Refunding , BAM
Insured , 5% , 6/01/36 ............................................... 1,000,000 1,078,773
West Virginia Hospital Finance Authority ,
Cabell Huntington Hospital Obligated Group, Revenue, 2018 A, Refunding, 5%,
1/01/43 ........................................................ 13,250,000 14,164,855
Charleston Area Medical Center, Inc. Obligated Group, Revenue, 2019 A, Refunding,
5%, 9/01/38 .................................................... 3,040,000 3,349,778
West Virginia United Health System Obligated Group, Revenue, 2017 A, 5%, 6/01/42 7,000,000 7,568,104
West Virginia United Health System Obligated Group, Revenue, 2017 A, 5%, 6/01/47 10,190,000 11,007,089
West Virginia United Health System Obligated Group, Revenue, 2018 A, 5%, 6/01/52 20,700,000 22,024,471
West Virginia Water Development Authority ,
Revenue, 2016 A, Refunding, 5%, 10/01/36 .............................. 5,000,000 5,377,232
Revenue, 2016 A, Refunding, 5%, 10/01/45 .............................. 5,435,000 5,794,284
70,364,586
Wisconsin 3.0%
Public Finance Authority ,
c
Revenue, 144A, 2022, B-1, 4%, 12/28/44 ................................ 21,085,631 17,184,102
2017 IAVF Rubix LLC, Revenue, 2020 A, 4.25%, 12/01/50 ................... 3,750,000 3,141,847
ACTS Retirement-Life Communities, Inc. Obligated Group, Revenue, 2020 A, 5%,
11/15/41 ....................................................... 1,205,000 1,317,974
c
Affordable Housing Corp. Obligated Group, Revenue, 144A, 2021, 5.25%, 12/01/22 57,935,000 57,505,939
c
AL-FL Portfolio Obligated Group, Revenue, 144A, 2021 A, 3.4%, 12/01/36 ....... 39,000,000 31,991,263
Appalachian Regional Healthcare System Obligated Group, Revenue, 2021 A, 4%,
7/01/46 ........................................................ 5,075,000 4,667,235
Appalachian Regional Healthcare System Obligated Group, Revenue, 2021 A, 4%,
7/01/51 ........................................................ 5,705,000 5,147,228
Appalachian Regional Healthcare System Obligated Group, Revenue, 2021 A, 4%,
7/01/56 ........................................................ 2,250,000 1,997,231
Blue Ridge Healthcare Obligated Group, Revenue, 2020 A, Refunding, 3%, 1/01/50 2,185,000 1,648,212
CFC-SA LLC, Revenue, Senior Lien, 2022 A, 5%, 2/01/62 ................... 10,000,000 10,068,191
Coral Academy of Science Las Vegas, Revenue, 2021 A, 4%, 7/01/41 .......... 1,000,000 910,517
Coral Academy of Science Las Vegas, Revenue, 2021 A, 4%, 7/01/61 .......... 7,000,000 5,760,709

Franklin Federal Tax-Free Income Fund
Schedule of Investments
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Wisconsin (continued)
Public Finance Authority, (continued)
c
Hope Housing Foundation Obligated Group, Revenue, 144A, 2022 A, 3.8%, 12/01/37 $ 24,375,000 $ 21,138,990
RED River Valley Alliance LLC, Revenue, 2021, 4%, 3/31/56 ................. 21,750,000 20,008,232
Renown Regional Medical Center, Revenue, 2020 A, Refunding, 4%, 6/01/45 ..... 14,000,000 13,827,348
Southeastern Regional Medical Center Obligated Group, Revenue, 2021 A,
Refunding, 4%, 2/01/39 ............................................ 4,755,000 4,714,570
Southeastern Regional Medical Center Obligated Group, Revenue, 2021 A,
Refunding, 4%, 2/01/41 ............................................ 5,145,000 5,068,649
Southeastern Regional Medical Center Obligated Group, Revenue, 2021 A,
Refunding, 4%, 2/01/46 ............................................ 1,225,000 1,177,415
Southeastern Regional Medical Center Obligated Group, Revenue, 2021 A,
Refunding, 4%, 2/01/51 ............................................ 12,755,000 12,080,287
Triad Math & Science Academy Co., Revenue, 2021 A, 4%, 6/15/41 ............ 1,280,000 1,170,171
Triad Math & Science Academy Co., Revenue, 2021 A, 4%, 6/15/51 ............ 10,000 8,621
Triad Math & Science Academy Co., Revenue, 2021 A, 4%, 6/15/61 ............ 6,000,000 4,973,493
United Methodist Retirement Homes, Inc. Obligated Group (The), Revenue, 2021 A,
Refunding, 4%, 10/01/41 ........................................... 1,010,000 982,030
United Methodist Retirement Homes, Inc. Obligated Group (The), Revenue, 2021 A,
Refunding, 4%, 10/01/51 ........................................... 2,185,000 2,041,519
c,d
WV 2020 Holdings LLC Obligated Group, Revenue, 144A, 2020 A-2, Mandatory Put,
4%, 12/01/35 ................................................... 29,600,000 25,154,474
Wisconsin Center District , Revenue, Junior Lien , 2020 D , AGMC Insured , Zero Cpn.,
12/15/45 ........................................................ 20,000,000 6,923,138
Wisconsin Health & Educational Facilities Authority ,
Ascension Health Credit Group, Revenue, 2013 B-2, 4%, 11/15/43 ............. 10,000,000 9,836,005
Children's Hospital of Wisconsin Obligated Group, Revenue, 2017, Refunding, 4%,
8/15/42 ........................................................ 15,000,000 15,111,708
Marshfield Clinic Health System Obligated Group, Revenue, 2017 C, Refunding, 5%,
2/15/47 ........................................................ 20,000,000 21,460,596
Oakwood Lutheran Senior Ministries Obligated Group, Revenue, 2021, Refunding,
4%, 1/01/47 .................................................... 5,200,000 4,312,814
Oakwood Lutheran Senior Ministries Obligated Group, Revenue, 2021, Refunding,
4%, 1/01/57 .................................................... 1,400,000 1,105,154
St. John's Communities, Inc. Obligated Group, Revenue, 2021 B, Refunding, 4%,
9/15/36 ........................................................ 530,000 510,314
St. John's Communities, Inc. Obligated Group, Revenue, 2021 B, Refunding, 4%,
9/15/41 ........................................................ 510,000 477,246
St. John's Communities, Inc. Obligated Group, Revenue, 2021 B, Refunding, 4%,
9/15/45 ........................................................ 475,000 433,159
e
St. John's Communities, Inc. Obligated Group, Revenue, 2022, Refunding, 4%,
9/15/36 ........................................................ 775,000 697,636
e
St. John's Communities, Inc. Obligated Group, Revenue, 2022, Refunding, 4%,
9/15/41 ........................................................ 770,000 662,652
e
St. John's Communities, Inc. Obligated Group, Revenue, 2022, Refunding, 4%,
9/15/45 ........................................................ 650,000 540,708
Thedacare, Inc. Obligated Group, Revenue, 2019, Refunding, 4%, 12/15/37 ...... 5,135,000 5,134,334
Wisconsin Masonic Home Obligated Group, Revenue, 2021 A, 4%, 8/15/46 ...... 895,000 865,220
Wisconsin Masonic Home Obligated Group, Revenue, 2021 A, 4%, 8/15/51 ...... 1,335,000 1,275,012
Wisconsin Masonic Home Obligated Group, Revenue, 2021 A, 4%, 8/15/55 ...... 1,760,000 1,649,170
324,681,113
U.S. Territories 3.0%
District of Columbia 2.2%
District of Columbia ,
GO, 2019 A, 5%, 10/15/44 ........................................... 25,000,000 27,828,345
Revenue, 2006 B-1, BHAC, FGIC Insured, 5%, 2/01/24 ..................... 12,120,000 12,148,798
Revenue, 2006 B-1, BHAC, FGIC Insured, 5%, 2/01/25 ..................... 7,000,000 7,016,420

Franklin Federal Tax-Free Income Fund
Schedule of Investments
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
U.S. Territories (continued)
District of Columbia (continued)
District of Columbia, (continued)
Revenue, 2006 B-1, BHAC, FGIC Insured, 5%, 2/01/26 ..................... $ 9,950,000 $ 9,972,958
Catholic University of America (The), Revenue, 2017 B, 5%, 10/01/42 .......... 20,660,000 22,194,063
Catholic University of America (The), Revenue, 2017 B, 5%, 10/01/47 .......... 24,985,000 26,663,895
Catholic University of America (The), Revenue, 2018, Refunding, 5%, 10/01/43 ... 4,000,000 4,321,391
Children's National Medical Center Obligated Group, Revenue, 2015, Refunding, 5%,
7/15/40 ........................................................ 6,830,000 7,265,617
International School Obligated Group, Revenue, 2019, 5%, 7/01/49 ............ 2,275,000 2,308,026
Tobacco Settlement Financing Corp., Revenue, 2001, 6.5%, 5/15/33 ........... 10,705,000 11,188,323
Water & Sewer Authority, Revenue, Senior Lien, 2018 A, 5%, 10/01/49 .......... 25,000,000 27,550,665
Metropolitan Washington Airports Authority ,
Aviation, Revenue, 2019 A, Refunding, 5%, 10/01/44 ....................... 17,500,000 18,794,485
Aviation, Revenue, 2019 A, Refunding, 5%, 10/01/49 ....................... 15,000,000 15,906,570
Dulles Toll Road, Revenue, Second Lien, 2009 C, Pre-Refunded, AGMC Insured,
6.5%, 10/01/41 .................................................. 25,000,000 29,044,935
Dulles Toll Road, Revenue, Sub. Lien, 2019 B, Refunding, 4%, 10/01/49 ........ 13,555,000 13,515,756
235,720,247
Puerto Rico 0.8%
PR Custodial Trust , 2002 A , 5.5% , 7/01/29 ................................
3,797,273 3,987,181
Puerto Rico Electric Power Authority ,
f
Revenue, 2012 A RSA-1 2012 A, 5%, 7/01/42 ............................. 18,925,000 18,120,687
Revenue, VV, Refunding, NATL Insured, 5.25%, 7/01/32 .................... 5,780,000 5,964,299
f
Revenue, XX-RSA-1, 5.25%, 7/01/40 ................................... 15,000,000 14,437,500
Puerto Rico Highway & Transportation Authority ,
Revenue, 2007 N, Refunding, AGMC Insured, 5.25%, 7/01/36 ................ 2,725,000 2,858,609
Revenue, 2007 N, Refunding, AGMC, FGIC Insured, 5.25%, 7/01/39 ........... 160,000 167,484
Revenue, CC, Refunding, AGMC Insured, 5.5%, 7/01/28 .................... 2,500,000 2,660,078
Revenue, CC, Refunding, AGMC Insured, 5.25%, 7/01/34 ................... 2,385,000 2,501,296
Revenue, CC, Refunding, AGMC Insured, 5.25%, 7/01/36 ................... 11,980,000 12,568,091
Revenue, L, Refunding, NATL Insured, 5.25%, 7/01/35 ...................... 7,430,000 7,635,855
Revenue, L, Refunding, AGMC Insured, 5.25%, 7/01/41 ..................... 2,350,000 2,484,611
Revenue, L, Refunding, AGMC Insured, 5.25%, 7/01/41 ..................... 12,135,000 12,673,380
Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities
Financing Authority , AES Puerto Rico LP , Revenue , 2000 A , 6.625% , 6/01/26 ..... 3,900,000 4,031,477
90,090,548
Total U.S. Territories .................................................................... 325,810,795
Total Municipal Bonds (Cost $10,660,878,559) ..................................
10,448,065,346
Total Long Term Investments (Cost $10,671,024,292) ............................
10,457,948,591
a
a a a a
Short Term Investments 0.8%
Municipal Bonds 0.8%
New York 0.2%
g
Nassau County Industrial Development Agency , Cold Spring Harbor Laboratory ,
Revenue , 1999 , Refunding , SPA TD Bank NA , Daily VRDN and Put , 0.3% , 1/01/34 1,700,000 1,700,000
g
New York City Transitional Finance Authority , Future Tax Secured , Revenue , 2019 B-4 ,
SPA JPMorgan Chase Bank NA , Daily VRDN and Put , 0.33% , 8/01/42 .......... 25,400,000 25,400,000
27,100,000

Franklin Federal Tax-Free Income Fund
Schedule of Investments
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

See Abbreviations on page 61 .
Short Term Investments
(continued)
a a
Principal
Amount
a
Value
Municipal Bonds
(continued)
North Carolina 0.1%
g
Charlotte-Mecklenburg Hospital Authority (The) , Atrium Health Obligated Group ,
Revenue , 2018 G , SPA JPMorgan Chase Bank NA , Daily VRDN and Put , 0.33% ,
1/15/48 ......................................................... $ 8,100,000 $ 8,100,000
g
North Carolina Medical Care Commission , Moses H Cone Memorial Hospital Obligated
Group , Revenue , 2001 B , SPA Bank of Montreal , Daily VRDN and Put , 0.33% ,
10/01/35 ........................................................ 2,000,000 2,000,000
10,100,000
Tennessee 0.1%
g
Public Building Authority of Blount County Tennessee (The) , County of Blount ,
Revenue , D-3-A , SPA Bank of America NA , Daily VRDN and Put , 0.37% , 6/01/34 .. 9,000,000 9,000,000
Wisconsin 0.4%
g
Wisconsin Health & Educational Facilities Authority , Froedtert Health, Inc. Obligated
Group , Revenue , 2021 A , Refunding , Daily VRDN and Put , 0.36% , 4/01/35 ...... 37,280,000 37,280,000
Total Municipal Bonds (Cost $83,480,000) ......................................
83,480,000
Total Short Term Investments (Cost $83,480,000 ) ................................
83,480,000
a
Total Investments (Cost $10,754,504,292) 98.9% ................................
$10,541,428,591
Other Assets, less Liabilities 1.1% .............................................
117,974,206
Net Assets 100.0% ...........................................................
$10,659,402,797
†
Rounds to less than 0.1% of net assets.
a
See Note 3(h) regarding investments in affiliated management investment companies.
b
Fair valued using significant unobservable inputs. See Note 12 regarding fair value measurements.
c
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At April 30, 2022, the aggregate value of these securities was $715,248,124, representing 6.7% of net assets.
d
The maturity date shown represents the mandatory put date.
e
Security purchased on a when-issued basis. See Note 1(b).
f
See Note 7 regarding defaulted securities.
g
Variable rate demand notes (VRDNs) are obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates. Unless otherwise noted, the coupon rate is determined based on factors including supply and demand, underlying credit, tax treatment, and current short term rates. The coupon rate shown represents the rate at period end.

Franklin Federal Tax-Free Income Fund
Financial Statements
Statement of Assets and Liabilities
April 30, 2022
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

Franklin
Federal Tax-
Free Income
Fund
Assets:
Investments in securities:
Cost - Unaffiliated issuers ................................................................... $10,752,248,559
Cost - Non-controlled affiliates (Note 3 h ) ........................................................ 2,255,733
Value - Unaffiliated issuers .................................................................. $10,539,435,346
Value - Non-controlled affiliates (Note 3 h ) ....................................................... 1,993,245
Cash .................................................................................... 25,648,204
Receivables:
Investment securities sold ................................................................... 34,831,355
Capital shares sold ........................................................................ 7,464,764
Dividends and Interest ..................................................................... 132,516,805
Total assets .......................................................................... 10,741,889,719
Liabilities:
Payables:
Investment securities purchased .............................................................. 41,946,667
Capital shares redeemed ................................................................... 31,267,536
Management fees ......................................................................... 3,983,328
Distribution fees .......................................................................... 1,125,889
Transfer agent fees ........................................................................ 1,261,109
Distributions to shareholders ................................................................. 1,640,292
Accrued expenses and other liabilities ........................................................... 1,262,101
Total liabilities ......................................................................... 82,486,922
Net assets, at value ................................................................. $10,659,402,797
Net assets consist of:
Paid-in capital ............................................................................. $11,389,055,021
Total distributable earnings (losses) ............................................................. (729,652,224)
Net assets, at value ................................................................. $10,659,402,797

Franklin Federal Tax-Free Income Fund
Financial Statements
Statement of Assets and Liabilities
(continued)
April 30, 2022
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

Franklin
Federal Tax-
Free Income
Fund
Class A:
Net assets, at value ....................................................................... $1,916,791,175
Shares outstanding ........................................................................ 174,691,774
Net asset value per share
a
.................................................................. $10.97
Maximum offering price per share (net asset value per share ÷ 96.25%) ................................ $11.40
Class A1:
Net assets, at value ....................................................................... $6,256,503,271
Shares outstanding ........................................................................ 570,174,744
Net asset value per share
a
.................................................................. $10.97
Maximum offering price per share (net asset value per share ÷ 96.25%) ................................ $11.40
Class C:
Net assets, at value ....................................................................... $340,771,743
Shares outstanding ........................................................................ 31,080,974
Net asset value and maximum offering price per share
a
............................................. $10.96
Class R6:
Net assets, at value ....................................................................... $761,716,150
Shares outstanding ........................................................................ 69,370,152
Net asset value and maximum offering price per share ............................................. $10.98
Advisor Class:
Net assets, at value ....................................................................... $1,383,620,458
Shares outstanding ........................................................................ 125,967,248
Net asset value and maximum offering price per share ............................................. $10.98
a
Redemption price is equal to net asset value less contingent deferred sales charges, if applicable.

Franklin Federal Tax-Free Income Fund
Financial Statements
Statement of Operations
for the year ended April 30, 2022
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

Franklin
Federal Tax-
Free Income
Fund
Investment income:
Dividends:
Non-controlled affiliates (Note 3 h ) ............................................................. $37,856
Interest:
Unaffiliated issuers ........................................................................ 386,364,008
Total investment income ................................................................... 386,401,864
Expenses:
Management fees (Note 3 a ) ................................................................... 51,726,073
Distribution fees: (Note 3c )
    Class A ................................................................................ 5,052,257
    Class A1 ............................................................................... 6,905,622
    Class C ................................................................................ 2,889,959
Transfer agent fees: (Note 3e )
    Class A ................................................................................ 1,354,479
    Class A1 ............................................................................... 4,635,313
    Class C ................................................................................ 298,842
    Class R6 ............................................................................... 110,803
    Advisor Class ............................................................................ 1,196,706
Custodian fees (Note 4 ) ...................................................................... 61,817
Reports to shareholders fees .................................................................. 181,790
Registration and filing fees .................................................................... 356,435
Professional fees ........................................................................... 130,767
Trustees' fees and expenses .................................................................. 106,379
Other .................................................................................... 545,172
Total expenses ......................................................................... 75,552,414
Expense reductions (Note 4 ) ............................................................... (19,651)
Expenses waived/paid by affiliates (Note 3e and 3f) .............................................. (6,274)
Net expenses ......................................................................... 75,526,489
Net investment income ................................................................ 310,875,375
Realized and unrealized gains (losses):
Net realized gain (loss) from:
Investments:
Unaffiliated issuers ...................................................................... (12,236,135)
Net change in unrealized appreciation (depreciation) on:
Investments:
Unaffiliated issuers ...................................................................... (1,316,430,945)
Non-controlled affiliates (Note 3 h ) ........................................................... (258,130)
Net change in unrealized appreciation (depreciation) ............................................ (1,316,689,075)
Net realized and unrealized gain (loss) ............................................................ (1,328,925,210)
Net increase (decrease) in net assets resulting from operations .......................................... $(1,018,049,835)

Franklin Federal Tax-Free Income Fund
Financial Statements
Statements of Changes in Net Assets
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

Franklin Federal Tax-Free Income Fund
Year Ended
April 30, 2022
Year Ended
April 30, 2021
Increase (decrease) in net assets:
Operations:
Net investment income ................................................. $310,875,375 $314,367,187
Net realized gain (loss) ................................................. (12,236,135) 23,829,095
Net change in unrealized appreciation (depreciation) ........................... (1,316,689,075) 600,061,227
Net increase (decrease) in net assets resulting from operations ................ (1,018,049,835) 938,257,509
Distributions to shareholders:
Class A ............................................................. (50,616,434) (39,853,805)
Class A1 ............................................................ (183,1 88,514) (198,996,376)
Class C ............................................................. (9,318,428) (13,507,112)
Class R6 ............................................................ (12,467,766) (7,150,728)
Advisor Class ........................................................ (49,025,669) (49,295,844)
Total distributions to shareholders .......................................... (304,616,811) (308,803,865)
Capital share transactions: (Note 2 )
Class A ............................................................. 386,756,931 585,252,083
Class A1 ............................................................ 113,876,079 (324,812,303)
Class C ............................................................. (159,312,706) (151,868,730)
Class R6 ............................................................ 541,755,762 85,157,247
Advisor Class ........................................................ (258,749,974) 271,676,537
Total capital share transactions ............................................ 624,326,092 465,404,834
Net increase (decrease) in net assets ................................... (698,340,554) 1,094,858,478
Net assets:
Beginning of year ....................................................... 11,357,743,351 10,262,884,873
End of year ........................................................... $10,659,402,797 $11,357,743,351

Franklin Federal Tax-Free Income Fund

franklintempleton.com
Annual Report
Notes to Financial Statements
1. Organization and Significant Accounting Policies
Franklin Federal Tax-Free Income Fund (Fund) is registered
under the Investment Company Act of 1940 (1940 Act) as
an open-end management investment company and applies
the specialized accounting and reporting guidance in U.S.
Generally Accepted Accounting Principles (U.S. GAAP). The
Fund offers five classes of shares: Class A, Class A1, Class
C, Class R6 and Advisor Class. Effective August 2, 2021,
Class C shares automatically convert to Class A shares on
a monthly basis, after they have been held for 8 years. Prior to August 2, 2021, Class C shares converted to Class A
shares after a 10-year holding period. Each class of shares
may differ by its initial sales load, contingent deferred sales charges, voting rights on matters affecting a single class, its exchange privilege and fees due to differing arrangements
for distribution and transfer agent fees.
The following summarizes the Fund's significant accounting
policies.
a. Financial Instrument Valuation
The Fund's investments in financial instruments are carried
at fair value daily. Fair value is the price that would be
received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the
measurement date. The Fund calculates the net asset
value (NAV) per share each business day as of 4 p.m.
Eastern time or the regularly scheduled close of the New
York Stock Exchange (NYSE), whichever is earlier. Under
compliance policies and procedures approved by the Fund's
Board of Trustees (the Board), the Fund's administrator has
responsibility for oversight of valuation, including leading the cross-functional Valuation Committee (VC). The Fund
may utilize independent pricing services, quotations from
securities and financial instrument dealers, and other market sources to determine fair value.
Equity securities and exchange traded funds listed on an
exchange or on the NASDAQ National Market System are
valued at the last quoted sale price or the official closing price of the day, respectively. Over-the-counter securities
are valued within the range of the most recent quoted bid
and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest
and most representative market. Certain equity securities
are valued based upon fundamental characteristics or
relationships to similar securities.
Debt securities generally trade in the over-the-counter
(OTC) market rather than on a securities exchange. The
Fund's pricing services use multiple valuation techniques
to determine fair value. In instances where sufficient
market activity exists, the pricing services may utilize a
market-based approach through which quotes from market
makers are used to determine fair value. In instances
where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation
models which may consider market characteristics such as
benchmark yield curves, credit spreads, estimated default
rates, anticipated market interest rate volatility, coupon
rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to
estimate the relevant cash flows, which are then discounted
to calculate the fair value.
The Fund has procedures to determine the fair value of
financial instruments for which market prices are not reliable or readily available. Under these procedures, the Fund
primarily employs a market-based approach which may
use related or comparable assets or liabilities, recent
transactions, market multiples, book values, and other
relevant information for the investment to determine the
fair value of the investment. An income-based valuation
approach may also be used in which the anticipated future
cash flows of the investment are discounted to calculate
fair value. Discounts may also be applied due to the nature
or duration of any restrictions on the disposition of the
investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market
existed.
b. Securities Purchased on a When-Issued Basis
The Fund purchases securities on a when-issued basis, with
payment and delivery scheduled for a future date. These
transactions are subject to market fluctuations and are
subject to the risk that the value at delivery may be more or less than the trade date purchase price. Although the Fund
will generally purchase these securities with the intention of holding the securities, it may sell the securities before the settlement date.
c. Income Taxes
It is the Fund's policy to qualify as a regulated investment company under the Internal Revenue Code. The Fund
intends to distribute to shareholders substantially all of

Franklin Federal Tax-Free Income Fund
Notes to Financial Statements

franklintempleton.com
Annual Report
its income and net realized gains to relieve it from federal income and excise taxes. As a result, no provision for U.S.
federal income taxes is required.
The Fund may recognize an income tax liability related
to its uncertain tax positions under U.S. GAAP when the
uncertain tax position has a less than 50% probability that
it will be sustained upon examination by the tax authorities based on its technical merits. As of April 30, 2022, the Fund has determined that no tax liability is required in its financial statements related to uncertain tax positions for any open
tax years (or expected to be taken in future tax years). Open tax years are those that remain subject to examination and
are based on the statute of limitations in each jurisdiction in which the Fund invests.
d. Security Transactions, Investment Income,
Expenses and Distributions
Security transactions are accounted for on trade date.
Realized gains and losses on security transactions are
determined on a specific identification basis. Interest income and estimated expenses are accrued daily. Amortization of
premium and accretion of discount on debt securities are
included in interest income. Dividends from net investment
income are normally declared daily; these dividends may
be reinvested or paid monthly to shareholders. Distributions from realized capital gains and other distributions, if any, are recorded on the ex-dividend date. Distributable earnings are determined according to income tax regulations (tax
basis) and may differ from earnings recorded in accordance
with U.S. GAAP. These differences may be permanent or
temporary. Permanent differences are reclassified among
capital accounts to reflect their tax character. These
reclassifications have no impact on net assets or the results of operations. Temporary differences are not reclassified, as they may reverse in subsequent periods.
Realized and unrealized gains and losses and net
investment income, excluding class specific expenses,
are allocated daily to each class of shares based upon the
relative proportion of net assets of each class. Differences in per share distributions by class are generally due to
differences in class specific expenses.
e. Insurance
The scheduled payments of interest and principal for each
insured municipal security in the Fund are insured by either a new issue insurance policy or a secondary insurance policy.
Depending on the type of coverage, premiums for insurance
are either added to the cost basis of the security or paid by a third party.
Insurance companies typically insure municipal bonds that
tend to be of very high quality, with the majority of underlying municipal bonds rated A or better. However, an event
involving an insurer could have an adverse effect on the
value of the securities insured by that insurance company.
There can be no assurance the insurer will be able to fulfill its obligations under the terms of the policy.
f. Accounting Estimates
The preparation of financial statements in accordance with
U.S. GAAP requires management to make estimates and
assumptions that affect the reported amounts of assets
and liabilities at the date of the financial statements and
the amounts of income and expenses during the reporting
period. Actual results could differ from those estimates.
g. Guarantees and Indemnifications
Under the Fund's organizational documents, its officers
and trustees are indemnified by the Fund against certain
liabilities arising out of the performance of their duties to the Fund. Additionally, in the normal course of business, the
Fund enters into contracts with service providers that contain general indemnification clauses. The Fund's maximum
exposure under these arrangements is unknown as this
would involve future claims that may be made against the
Fund that have not yet occurred. Currently, the Fund expects the risk of loss to be remote.
1. Organization and Significant Accounting Policies
(continued)
c. Income Taxes
(continued)

Franklin Federal Tax-Free Income Fund
Notes to Financial Statements

franklintempleton.com
Annual Report
2. Shares of Beneficial Interest
At April 30, 2022, there were an unlimited number of shares authorized (without par value). Transactions in the Fund’s shares were as follows:
Year Ended
April 30, 2022
Year Ended
April 30, 2021
Shares Amount Shares Amount
Class A Shares:
Shares sold
a
................................... 57,323,954 $697,775,073 63,479,889 $770,686,020
Shares issued in reinvestment of distributions .......... 3,971,105 47,710,353 3,045,305 37,041,836
Shares issued on reorganization (Note 8 ) ............. 9,435,472 115,773,245 — —
Shares redeemed ............................... (39,950,701) (474,501,740) (18,310,177) (222,475,773)
Net increase (decrease) .......................... 30,779,830 $386,756,931 48,215,017 $585,252,083
Class A1 Shares:
Shares sold ................................... 15,054,327 $183,058,258 18,955,906 $230,148,692
Shares issued in reinvestment of distributions .......... 13,599,254 163,664,895 14,554,420 176,881,997
Shares issued on reorganization (Note 8 ) ............. 49,975,706 613,201,912 — —
Shares redeemed ............................... (70,691,180) (846,048,986) (60,238,549) (731,842,992)
Net increase (decrease) .......................... 7,938,107 $113,876,079 (26,728,223) $(324,812,303)
Class C Shares:
Shares sold ................................... 3,716,788 $45,280,773 7,260,239 $88,151,626
Shares issued in reinvestment of distributions .......... 733,464 8,846,940 1,037,395 12,592,790
Shares issued on reorganization (Note 8 ) ............. 1,735,094 21,272,254 — —
Shares redeemed
a
.............................. (19,274,981) (234,712,673) (20,829,055) (252,613,146)
Net increase (decrease) .......................... (13,089,635) $(159,312,706) (12,531,421) $(151,868,730)
Class R6 Shares:
Shares sold ................................... 54,781,213 $651,782,854 9,720,742 $118,377,493
Shares issued in reinvestment of distributions .......... 1,026,958 12,186,565 554,389 6,748,196
Shares issued on reorganization (Note 8 ) ............. 1,013,698 12,438,071 — —
Shares redeemed ............................... (11,382,871) (134,651,728) (3,292,584) (39,968,442)
Net increase (decrease) .......................... 45,438,998 $541,755,762 6,982,547 $85,157,247
Advisor Class Shares:
Shares sold ................................... 28,373,850 $343,733,860 46,755,602 $568,572,485
Shares issued in reinvestment of distributions .......... 3,623,455 43,752,677 3,587,947 43,668,967
Shares issued on reorganization (Note 8 ) ............. 5,992,099 73,582,974 — —
Shares redeemed ............................... (60,532,412) (719,819,485) (28,020,923) (340,564,915)
Net increase (decrease) .......................... (22,543,008) $(258,749,974) 22,322,626 $271,676,537
a
May include a portion of Class C shares that were automatically converted to Class A.

Franklin Federal Tax-Free Income Fund
Notes to Financial Statements

franklintempleton.com
Annual Report
3. Transactions with Affiliates
Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton.
Certain officers and trustees of the Fund are also officers and/or directors of the following subsidiaries:
a. Management Fees
The Fund pays an investment management fee, calculated daily and paid monthly, to Advisers based on the month-end net assets of the Fund as follows:
For the year ended April 30, 2022, the gross effective investment management fee rate was 0.446% of the Fund’s average daily net assets.
b. Administrative Fees
Under an agreement with Advisers, FT Services provides administrative services to the Fund. The fee is paid by Advisers based on the Fund’s average daily net assets, and is not an additional expense of the Fund.
c. Distribution Fees
The Board has adopted distribution plans for each share class, with the exception of Class R6 and Advisor Class shares, pursuant to Rule 12b-1 under the 1940 Act. Under the Fund’s Class A and A1 reimbursement distribution plan, the Fund reimburses Distributors for costs incurred in connection with the servicing, sale and distribution of the Fund's shares up to the maximum annual plan rate for each class. Under the Class A and A1 reimbursement distribution plans, costs exceeding the maximum for the current plan year cannot be reimbursed in subsequent periods. In addition, under the Fund’s Class
C compensation distribution plan, the Fund pays Distributors for costs incurred in connection with the servicing, sale and distribution of the Fund's shares up to the maximum annual plan rate. The plan year, for purposes of monitoring compliance with the maximum annual plan rates, is February 1 through January 31.
The maximum annual plan rates, based on the average daily net assets, for each class, are as follows:
Subsidiary Affiliation
Franklin Advisers, Inc. (Advisers) Investment manager
Franklin Templeton Services, LLC (FT Services) Administrative manager
Franklin Distributors, LLC (Distributors) Principal underwriter
Franklin Templeton Investor Services, LLC (Investor Services) Transfer agent
Annualized Fee Rate Net Assets
0.625% Up to and including $100 million
0.500% Over $100 million, up to and including $250 million
0.450% Over $250 million, up to and including $7.5 billion
0.440% Over $7.5 billion, up to and including $10 billion
0.430% Over $10 billion, up to and including $12.5 billion
0.420% Over $12.5 billion, up to and including $15 billion
0.400% Over $15 billion, up to and including $17.5 billion
0.380% Over $17.5 billion, up to and including $20 billion
0.360% In excess of $20 billion
Class A .................................................................................... 0.25%
Class A1 ................................................................................... 0.10%

Franklin Federal Tax-Free Income Fund
Notes to Financial Statements

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Annual Report
d. Sales Charges/Underwriting Agreements
Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Fund. These charges are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. Distributors has advised the Fund of the following commission transactions related to the sales and redemptions of the Fund's shares for the year:
e. Transfer Agent Fees
Each class of shares pays transfer agent fees to Investor Services for its performance of shareholder servicing obligations. The fees are based on an annualized asset based fee of 0.02% plus a transaction based fee. In addition, each class reimburses Investor Services for out of pocket expenses incurred and, except for Class R6, reimburses shareholder servicing fees paid to third parties. These fees are allocated daily based upon their relative proportion of such classes'
aggregate net assets. Class R6 pays Investor Services transfer agent fees specific to that class.
During the year ended April 30, 2022, the Fund paid transfer agent fees of $7,596,143, of which $3,197,336 was retained by
Investor Services.
f. Waiver and Expense Reimbursements
Investor Services has contractually agreed in advance to waive or limit its fees so that the Class R6 transfer agent fees do not exceed 0.03% based on the average net assets of each class until August 31, 2022.
g. Interfund Transactions
The Fund engaged in purchases and sales of investments with funds or other accounts that have common investment managers (or affiliated investment managers), directors, trustees or officers. During the year ended April 30, 2022, these purchase and sale transactions aggregated $613,717,681 and $446,284,964, respectively, with net realized losses of
$7,607,211.
h. Investments in Affiliated Management Investment Companies
The Fund invests in one or more affiliated management investment companies. As defined in the 1940 Act, an investment is deemed to be a “Controlled Affiliate” of a fund when a fund owns, either directly or indirectly, 25% or more of the affiliated fund’s outstanding shares or has the power to exercise control over management or policies of such fund. The Fund does not invest for purposes of exercising a controlling influence over the management or policies. Management fees paid by the Fund are waived on assets invested in the affiliated management investment companies, as noted in the Statement of Operations, in an amount not to exceed the management and administrative fees paid directly or indirectly by each affiliate. During the year ended April 30, 2022, the Fund held investments in affiliated management investment companies as follows:
Class C .................................................................................... 0.65%
Sales charges retained net of commissions paid to unaffiliated brokers/dealers .............................. $186,664
CDSC retained .............................................................................. $372,592
3. Transactions with Affiliates
(continued)
c. Distribution Fees
(continued)

Franklin Federal Tax-Free Income Fund
Notes to Financial Statements

franklintempleton.com
Annual Report
4. Expense Offset Arrangement
The Fund has entered into an arrangement with its custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Fund's custodian expenses. During the year ended April 30, 2022, the custodian fees were reduced as noted in the Statement of Operations.
5. Income Taxes
For tax purposes, capital losses may be carried over to offset future capital gains.
At April 30, 2022, the capital loss carryforwards were as follows:
The tax character of distributions paid during the years ended April 30, 2022 and 2021, was as follows:
At April 30, 2022, the cost of investments, net unrealized appreciation (depreciation), undistributed ordinary income and undistributed tax exempt income for income tax purposes were as follows:
    aa
Value at
Beginning
of Year Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Year
Number of
Shares Held
at End
of Year
Investment
Income
a       a   a   a   a   a   a   a
Franklin Federal Tax-Free Income Fund
Non-Controlled Affiliates
Dividends
Franklin Liberty Federal Tax-Free
Bond ETF ............... $ 2,251,375 $ — $ — $ — $ (258,130) $ 1,993,245 83,000 $ 37,856
Total Affiliated Securities ... $2,251,375 $— $— $— $(258,130) $1,993,245 $37,856
Capital loss carryforwards not subject to expiration:
Short term ................................................................................ $268,132,534
Long term ................................................................................ 257,221,748
Total capital loss carryforwards ............................................................... $525,354,282
a
a
Includes $90,841,159 from the merged Franklin Florida Tax-Free Income Fund, Franklin Kentucky Tax-Free Income Fund and Franklin Tennessee Municipal Bond Fund,
which may be carried over to offset future capital gains, subject to certain limitations.
2022 2021
Distributions paid from:
Tax exempt income ........................................................ $304,616,811 $308,803,865
Cost of investments .......................................................................... $10,752,650,007
Unrealized appreciation ........................................................................ $206,959,928
Unrealized depreciation ........................................................................ (418,181,344)
Net unrealized appreciation (depreciation) .......................................................... $(211,221,416)
3. Transactions with Affiliates
(continued)
h. Investments in Affiliated Management Investment Companies
(continued)

Franklin Federal Tax-Free Income Fund
Notes to Financial Statements

franklintempleton.com
Annual Report
Differences between income and/or capital gains as determined on a book basis and a tax basis are primarily due to differing treatments of bond discounts and premiums.
6. Investment Transactions
Purchases and sales of investments (excluding short term securities) for the year ended April 30, 2022, aggregated
$2,500,551,450 and $2,799,926,456, respectively.
7. Defaulted Securities
The Fund held defaulted securities and/or other securities for which the income has been deemed uncollectible. At April
30, 2022, the aggregate value of these securities was $32,558,187, representing 0.3% of the Fund's net assets. The Fund discontinues accruing income on securities for which income has been deemed uncollectible and provides an estimate for losses on interest receivable. The securities have been identified in the accompanying Schedule of Investments.
8. Reorganization
On November 19, 2021, the Fund, pursuant to a plan of reorganization approved on July 14, 2021 by shareholders of Franklin
Florida Tax-Free Income Fund and Franklin Kentucky Tax-Free Income Fund, series of Franklin Tax-Free Trust, and Franklin
Tennessee Municipal Bond Fund, a series of Franklin Municipal Securities Trust, (together, the "Acquired Funds") acquired
100% of the Acquired Funds' net assets, primarily made up of investment securities, which included the following unrealized appreciation, through a tax-free exchange of net assets and shares as follows.
Immediately after the completion of the reorganization, the combined net assets of the Fund were $12,238,733,932.
The primary purpose for the reorganization was to combine the Acquired Funds with a larger fund that had a more diversified portfolio and a greater number of holdings, generally comparable credit quality and duration, better historical performance, similar investment goals and principal investment strategies risk, and would result in lower annual fund operating expenses
(on a pro forma combined basis). The estimated cost of the reorganization was $390,981, of which the Fund paid 25%, the
Acquired Funds paid 25% and Advisers paid 50%.
Assuming the reorganization had been completed on May 1, 2021, the Fund’s pro forma results of operations would have been as follows:
Distributable earnings:
Undistributed ordinary income ................................................................... $1,667,907
Undistributed tax exempt income ................................................................. 6,895,852
Total distributable earnings ..................................................................... $8,563,759
Fund Name Net Assets Shares Issued by Fund Unrealized Appreciation
Franklin Florida Tax-Free Income Fund $516,226,963 42,071,370 $31,556,683
Franklin Kentucky Tax-Free Income Fund 135,328,009 11,028,368 7,750,035
Franklin Tennessee Municipal Bond Fund 184,713,484 15,052,331 10,376,129
Total $836,268,456 68,152,069 $49,682,847
5. Income Taxes
(continued)

Franklin Federal Tax-Free Income Fund
Notes to Financial Statements

franklintempleton.com
Annual Report
Subsequent to the reorganization, the Fund has been managed as a single entity. Accordingly, it is impracticable to identify the net investment income attributable to the Acquired Funds’ assets after the completion of the reorganization.
9. Geopolitical Risk
On February 24, 2022, Russia engaged in military actions in the sovereign territory of Ukraine. The current political and financial uncertainty surrounding Russia and Ukraine may increase market volatility and the economic risk of investing in securities in these countries and may also cause uncertainty for the global economy and broader financial markets. The ultimate fallout and long-term impact from these events are not known. The Fund will continue to assess the impact on valuations and liquidity and will take any potential actions needed in accordance with procedure approved by the Board.
10. Novel Coronavirus Pandemic
The global outbreak of the novel coronavirus disease, known as COVID-19, has caused adverse effects on many companies, sectors, nations, regions and the markets in general, and may continue for an unpredictable duration. The effects of this pandemic may materially impact the value and performance of the Fund, its ability to buy and sell fund investments at appropriate valuations and its ability to achieve its investment objectives.
11. Credit Facility
The Fund, together with other U.S. registered and foreign investment funds (collectively, Borrowers), managed by Franklin
Templeton, are borrowers in a joint syndicated senior unsecured credit facility totaling $2.675 billion (Global Credit Facility)
which matures on February 3, 2023. This Global Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests.
Under the terms of the Global Credit Facility, the Fund shall, in addition to interest charged on any borrowings made by the
Fund and other costs incurred by the Fund, pay its share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon its relative share of the aggregate net assets of all of the Borrowers, including an annual commitment fee of 0.15% based upon the unused portion of the Global Credit Facility. These fees are reflected in other expenses in the Statement of Operations. During the year ended April 30, 2022, the Fund did not use the
Global Credit Facility.
12. Fair Value Measurements
The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources
(observable inputs) and the Fund's own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund's financial instruments and are summarized in the following fair value hierarchy:
Level 1 – quoted prices in active markets for identical financial instruments
Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
Period
Net Investment
Income
Net Realized
and Unrealized
Gain (Loss)
Net Increase
(Decrease) in Net
Assets from
Operations
For the period May 1, 2021 through April 30, 2022 ................
$322,336,345 $(1,334,172,355)
$(1,011,836,010)
8. Reorganization
(continued)

Franklin Federal Tax-Free Income Fund
Notes to Financial Statements

franklintempleton.com
Annual Report
Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining the fair value of financial instruments)
The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.
A summary of inputs used as of April 30, 2022, in valuing the Fund's assets carried at fair value, is as follows:
A reconciliation in which Level 3 inputs are used in determining fair value is presented when there are significant Level 3 assets and/or liabilities at the beginning and/or end of the year.
13. Subsequent Events
The Fund has evaluated subsequent events through the issuance of the financial statements and determined that no events have occurred that require disclosure.
Abbreviations
Level 1 Level 2 Level 3 Total
Franklin Federal Tax-Free Income Fund
Assets:
Investments in Securities:
Management Investment Companies ......... $ 1,993,245 $ — $ — $ 1,993,245
Corporate Bonds ........................ — — 7,890,000 7,890,000
Municipal Bonds ......................... — 10,448,065,346 — 10,448,065,346
Short Term Investments ................... — 83,480,000 — 83,480,000
Total Investments in Securities ........... $1,993,245 $10,531,545,346 $7,890,000 $10,541,428,591
Selected Portfolio
AGMC
Assured Guaranty Municipal Corp.
AMBAC
American Municipal Bond Assurance Corp.
BAM
Build America Mutual Assurance Co.
BHAC
Berkshire Hathaway Assurance Corp.
COP
Certificate of Participation
ETF
Exchange-Traded Fund
ETM
Escrowed to Maturity
FGIC
Financial Guaranty Insurance Co.
FHA
Federal Housing Administration
GNMA
Government National Mortgage Association
GO
General Obligation
NATL
National Reinsurance Corp.
PSF
Permanent School Fund
SPA
Standby Purchase Agreement
12. Fair Value Measurements
(continued)

Franklin Federal Tax-Free Income Fund
Report of Independent Registered Public Accounting Firm

franklintempleton.com
Annual Report
To the Board of Trustees and Shareholders of Franklin Federal Tax-Free Income Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Franklin
Federal Tax-Free Income Fund (the "Fund") as of April 30, 2022, the related statement of operations for the year ended April
30, 2022, the statement of changes in net assets for each of the two years in the period ended April 30, 2022, including the related notes, and the financial highlights for each of the periods indicated therein (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of April 30, 2022, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended April 30, 2022 and the financial highlights for each of the periods indicated therein in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company
Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange
Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of April 30, 2022 by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
PricewaterhouseCoopers LLP
San Francisco, California
June 16, 2022
We have served as the auditor of one or more investment companies in the Franklin Templeton Group of Funds since 1948.

Franklin Federal Tax-Free Income Fund
Tax Information (unaudited)

franklintempleton.com
Annual Report
By mid-February, tax information related to a shareholder's proportionate share of distributions paid during the preceding calendar year will be received, if applicable. Please also refer to www.franklintempleton.com for per share tax information related to any distributions paid during the preceding calendar year. Shareholders are advised to consult with their tax advisors for further information on the treatment of these amounts on their tax returns.
The following tax information for the Fund is required to be furnished to shareholders with respect to income earned and distributions paid during its fiscal year.
The Fund hereby reports the following amount, or if subsequently determined to be different, the maximum allowable amount, for the fiscal year ended April 30, 2022:
Pursuant to: Amount Reported
Exempt-Interest Dividends Distributed §852(b)(5)(A) $304,616,811

Franklin Federal Tax-Free Income Fund
Board Members and Officers

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Annual Report
The name, year of birth and address of the officers and board members, as well as their affiliations, positions held with the
Fund, principal occupations during at least the past five years and number of U.S. registered portfolios overseen in the
Franklin Templeton/Legg Mason fund complex, are shown below. Generally, each board member serves until that person’s successor is elected and qualified.
Independent Board Members
Name, Year of Birth
and Address Position
Length of
Time Served
Number of Portfolios in
Fund Complex Overseen
by Board Member*
Other Directorships Held
During at Least the Past 5 Years
Harris J. Ashton (1932) Trustee Since 1982 119 Bar-S Foods (meat packing company) (1981-2010).
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Director of various companies; and formerly , Director, RBC Holdings, Inc. (bank holding company) (until 2002); and President, Chief
Executive Officer and Chairman of the Board, General Host Corporation (nursery and craft centers) (until 1998).
Terrence J. Checki (1945) Trustee Since 2017 100 Hess Corporation (exploration of oil and gas) (2014-present).
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Member of the Council on Foreign Relations (1996-present); Member of the National Committee on U.S.-China Relations (1999-present);
member of the board of trustees of the Economic Club of New York (2013-present); member of the board of trustees of the Foreign Policy
Association (2005-present); member of the board of directors of Council of the Americas (2007-present) and the Tallberg Foundation
(2018-present); and formerly , Executive Vice President of the Federal Reserve Bank of New York and Head of its Emerging Markets and
Internal Affairs Group and Member of Management Committee (1995-2014); and Visiting Fellow at the Council on Foreign Relations (2014).
Mary C. Choksi (1950) Trustee Since 2014 120 Omnicom Group Inc. (advertising and marketing communications
services) (2011-present) and White
Mountains Insurance Group, Ltd.
(holding company) (2017-present);
and formerly , Avis Budget Group
Inc. (car rental) (2007-2020).
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Director of various companies; and formerly , Founder and Senior Advisor, Strategic Investment Group (investment management group)
(2015-2017); Founding Partner and Senior Managing Director, Strategic Investment Group (1987-2015); Founding Partner and Managing
Director, Emerging Markets Management LLC (investment management firm) (1987-2011); and Loan Officer/Senior Loan Officer/Senior
Pension Investment Officer, World Bank Group (international financial institution) (1977-1987).

Franklin Federal Tax-Free Income Fund

franklintempleton.com
Annual Report
Name, Year of Birth
and Address Position
Length of
Time Served
Number of Portfolios in
Fund Complex Overseen
by Board Member*
Other Directorships Held
During at Least the Past 5 Years
Edith E. Holiday (1952) Lead
Independent
Trustee
Trustee since 2005
and Lead Independent
Trustee since 2019
120 Hess Corporation (exploration of oil
and gas) (1993-present), Santander
Consumer USA Holdings, Inc.
(consumer finance) (2016-present);
Santander Holdings USA (holding
company) (2019-present); and
formerly , Canadian National
Railway (railroad) (2001-2021),
White Mountains Insurance Group,
Ltd. (holding company) (2004-
2021), RTI International Metals,
Inc. (manufacture and distribution
of titanium) (1999-2015) and H.J.
Heinz Company (processed foods
and allied products) (1994-2013).
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Director or Trustee of various companies and trusts; and formerly , Assistant to the President of the United States and Secretary of the
Cabinet (1990-1993); General Counsel to the United States Treasury Department (1989-1990); and Counselor to the Secretary and Assistant
Secretary for Public Affairs and Public Liaison-United States Treasury Department (1988-1989).
J. Michael Luttig (1954) Trustee Since 2009 120 Boeing Capital Corporation (aircraft financing) (2006-2010).
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Counselor and Special Advisor to the CEO and Board of Directors of the Coca-Cola Company (beverage company) (2021-present); and
formerly , Counselor and Senior Advisor to the Chairman, CEO, and Board of Directors, of The Boeing Company (aerospace company), and member of the Executive Council (2019-2020); Executive Vice President, General Counsel and member of the Executive Council, The Boeing
Company (2006-2019); and Federal Appeals Court Judge, United States Court of Appeals for the Fourth Circuit (1991-2006).
Larry D. Thompson (1945) Trustee Since 2007 120 Graham Holdings Company
(education and media organization)
(2011-2021); The Southern
Company (energy company)
(2014-2020; previously 2010-
2012) and Cbeyond, Inc. (business
communications provider) (2010-
2012).
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Director of various companies; Counsel, Finch McCranie, LLP (law firm) (2015-present); John A. Sibley Professor of Corporate and Business
Law, University of Georgia School of Law (2015-present; previously 2011-2012); and formerly , Independent Compliance Monitor and Auditor,
Volkswagen AG (manufacturer of automobiles and commercial vehicles) (2017-2020); Executive Vice President - Government Affairs, General
Counsel and Corporate Secretary, PepsiCo, Inc. (consumer products) (2012-2014); Senior Vice President - Government Affairs, General
Counsel and Secretary, PepsiCo, Inc. (2004-2011); Senior Fellow of The Brookings Institution (2003-2004); Visiting Professor, University of
Georgia School of Law (2004); and Deputy Attorney General, U.S. Department of Justice (2001-2003).
Independent Board Members
(continued)

Franklin Federal Tax-Free Income Fund

franklintempleton.com
Annual Report
Interested Board Members and Officers
Name, Year of Birth
and Address Position
Length of
Time Served
Number of Portfolios in
Fund Complex Overseen
by Board Member*
Other Directorships Held
During at Least the Past 5 Years
Valerie M. Williams (1956) Trustee Since 2021 100 Omnicom Group, Inc. (advertising and marketing communications
services) (2016-present), DTE
Energy Co. (gas and electric utility)
(2018-present), Devon Energy
Corporation (exploration and
production of oil and gas)
(2021-present); and formerly ,
WPX Energy, Inc. (exploration and
production of oil and gas) (2018-
2021).
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Director of various companies; and formerly , Regional Assurance Managing Partner, Ernst & Young LLP (public accounting) (2005-2016), various roles of increasing responsibility at Ernst & Young (1981-2005).
Name, Year of Birth
and Address Position
Length of
Time Served
Number of Portfolios in
Fund Complex Overseen
by Board Member*
Other Directorships Held
During at Least the Past 5 Years
**Gregory E. Johnson
(1961)
Trustee Since 2007 131 None
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Executive Chairman, Chairman of the Board and Director, Franklin Resources, Inc.; officer and/or director or trustee, as the case may be, of some of the other subsidiaries of Franklin Resources, Inc. and of certain funds in the Franklin Templeton/Legg Mason fund complex; Vice
Chairman, Investment Company Institute; and formerly , Chief Executive Officer (2013-2020) and President (1994-2015) Franklin Resources,
Inc.
**Rupert H. Johnson, Jr.
(1940)
Chairman of
the Board and
Trustee
Since 2013 120 None
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Director (Vice Chairman), Franklin Resources, Inc.; Director, Franklin Advisers, Inc.; and officer and/or director or trustee, as the case may be, of some of the other subsidiaries of Franklin Resources, Inc. and of certain funds in the Franklin Templeton/Legg Mason fund complex.
Ben Barber (1969) Vice President Since 2020 Not Applicable Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Senior Vice President, Franklin Advisers, Inc.; Director, Municipal Bonds; officer of certain funds in the Franklin Templeton/Legg Mason fund complex; and formerly , Co-Head of Municipal Bonds, Goldman Sachs Asset Management (1999-2020).
Alison E. Baur (1964) Vice President Since 2012 Not Applicable Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Deputy General Counsel, Franklin Templeton; and officer of some of the other subsidiaries of Franklin Resources, Inc. and of certain funds in the Franklin Templeton/Legg Mason fund complex.
Independent Board Members
(continued)

Franklin Federal Tax-Free Income Fund

franklintempleton.com
Annual Report
Name, Year of Birth
and Address Position
Length of
Time Served
Number of Portfolios in
Fund Complex Overseen
by Board Member*
Other Directorships Held
During at Least the Past 5 Years
Breda M. Beckerle (1958) Chief
Compliance
Officer
Since 2020 Not Applicable Not Applicable
280 Park Avenue
New York, NY 10017
Principal Occupation During at Least the Past 5 Years:
Chief Compliance Officer, Fiduciary Investment Management International, Inc., Franklin Advisers, Inc., Franklin Mutual Advisers, LLC,
Franklin Templeton Institutional, LLC; and officer of certain funds in the Franklin Templeton/Legg Mason fund complex.
Sonal Desai, Ph.D. (1963) President and
Chief Executive
Officer –
Investment
Management
Since 2018 Not Applicable Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Director and Executive Vice President, Franklin Advisers, Inc.; Executive Vice President, Franklin Templeton Institutional, LLC; and officer of certain funds in the Franklin Templeton/Legg Mason fund complex.
Steven J. Gray (1955) Vice President
and Co-
Secretary
Vice President
since 2009 and
Co-Secretary
since 2019
Not Applicable Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Senior Associate General Counsel, Franklin Templeton; Assistant Secretary, Franklin Distributors, LLC; and officer of certain funds in the
Franklin Templeton/Legg Mason fund complex.
Matthew T. Hinkle (1971) Chief Executive
Officer –
Finance and
Administration
since 2017
Not Applicable Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Senior Vice President, Franklin Templeton Services, LLC; officer of certain funds in the Franklin Templeton/Legg Mason fund complex; and
formerly , Vice President, Global Tax (2012-April 2017) and Treasurer/Assistant Treasurer, Franklin Templeton (2009-2017).
Susan Kerr (1949) Vice President
– AML
Compliance
Since 2021 Not Applicable Not Applicable
620 Eighth Avenue
New York, NY 10018
Principal Occupation During at Least the Past 5 Years:
Senior Compliance Analyst, Franklin Templeton; Chief Anti-Money Laundering Compliance Officer, Legg Mason & Co., or its affiliates; Anti
Money Laundering Compliance Officer; Senior Compliance Officer, LMIS; and officer of certain funds in the Franklin Templeton/Legg Mason fund complex.
Christopher Kings (1974) Chief Financial
Officer, Chief
Accounting Officer
and Treasurer
Since January 2022 Not Applicable Not Applicable
One Franklin Parkway
San Mateo,
CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Treasurer, U.S. Fund Administration & Reporting; and officer of certain funds in the Franklin Templeton/Legg Mason fund complex.
Interested Board Members and Officers
(continued)

Franklin Federal Tax-Free Income Fund

franklintempleton.com
Annual Report
*We base the number of portfolios on each separate series of the U.S. registered investment companies within the Franklin Templeton/Legg Mason fund complex. These portfolios have a common investment manager or affiliated investment managers.
**Gregory E. Johnson is considered to be an interested person of the Fund under the federal securities laws due to his position as an officer and director of Franklin
Resources, Inc. (Resources), which is the parent company of the Fund’s investment manager and distributor. Rupert H. Johnson, Jr. is considered to be an interested person of the Fund under the federal securities laws due to his position as an officer and director and major shareholder of Resources.
Note 1: Rupert H. Johnson, Jr. is the uncle of Gregory E. Johnson.
Note 2: Officer information is current as of the date of this report. It is possible that after this date, information about officers may change.
The Sarbanes-Oxley Act of 2002 and Rules adopted by the Securities and Exchange Commission require the Fund to disclose whether the Fund’s Audit
Committee includes at least one member who is an audit committee financial expert within the meaning of such Act and Rules. The Fund’s Board has determined that there is at least one such financial expert on the Audit Committee and has designated Mary C. Choksi as its audit committee financial expert. The Board believes that Ms. Choksi qualifies as such an expert in view of her extensive business background and experience. She served as a director of Avis Budget
Group, Inc. (2007 to 2020) and formerly, Founder and Senior Advisor, Strategic Investment Group (1987 to 2017). Ms. Choksi has been a Member of the Fund’s
Audit Committee since 2014. As a result of such background and experience, the Board believes that Ms. Choksi has acquired an understanding of generally accepted accounting principles and financial statements, the general application of such principles in connection with the accounting estimates, accruals and reserves, and analyzing and evaluating financial statements that present a breadth and level of complexity of accounting issues generally comparable to those of the Fund, as well as an understanding of internal controls and procedures for financial reporting and an understanding of audit committee functions. Ms. Choksi is an independent Board member as that term is defined under the relevant Securities and Exchange Commission Rules and Releases.
The Statement of Additional Information (SAI) includes additional information about the board members and is available, without charge, upon request.
Shareholders may call (800) DIAL BEN/342-5236 to request the SAI.
Name, Year of Birth
and Address Position
Length of
Time Served
Number of Portfolios in
Fund Complex Overseen
by Board Member*
Other Directorships Held
During at Least the Past 5 Years
Navid J. Tofigh (1972) Vice President since 2015 Not Applicable Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Senior Associate General Counsel, Franklin Templeton; and officer of certain funds in the Franklin Templeton/Legg Mason fund complex.
Lori A. Weber (1964) Vice President
and Co-
Secretary
Vice President
since 2011 and
Co-Secretary since
2019
Not Applicable Not Applicable
300 S.E. 2nd Street
Fort Lauderdale, FL 33301-
1923
Principal Occupation During at Least the Past 5 Years:
Senior Associate General Counsel, Franklin Templeton; Assistant Secretary, Franklin Resources, Inc.; Vice President and Secretary,
Templeton Investment Counsel, LLC; and officer of certain funds in the Franklin Templeton/Legg Mason fund complex.
Interested Board Members and Officers
(continued)

Franklin Federal Tax-Free Income Fund
Shareholder Information

franklintempleton.com
Annual Report
Board Approval of Investment
Management Agreements
FRANKLIN FEDERAL TAX-FREE INCOME FUND
(Fund)
At an in-person meeting held on February 28, 2022
(Meeting), the Board of Trustees (Board) of the Fund,
including a majority of the trustees who are not “interested persons” as defined in the Investment Company Act of
1940 (Independent Trustees), reviewed and approved the
continuance of the investment management agreement
between Franklin Advisers, Inc. (Manager) and the Fund
(Management Agreement) for an additional one-year period.
The Independent Trustees received advice from and met
separately with Independent Trustee counsel in considering
whether to approve the continuation of the Management
Agreement.
In considering the continuation of the Management
Agreement, the Board reviewed and considered information
provided by the Manager at the Meeting and throughout
the year at meetings of the Board and its committees. The
Board also reviewed and considered information provided
in response to a detailed set of requests for information
submitted to the Manager by Independent Trustee counsel
on behalf of the Independent Trustees in connection with
the annual contract renewal process. In addition, prior to the
Meeting, the Independent Trustees held a virtual contract
renewal meeting at which the Independent Trustees first
conferred amongst themselves and Independent Trustee
counsel about contract renewal matters; and then met
with management to request additional information that
the Independent Trustees reviewed and considered at the
Meeting. The Board reviewed and considered all of the
factors it deemed relevant in approving the continuance of
the Management Agreement, including, but not limited to: (i)
the nature, extent and quality of the services provided by the
Manager; (ii) the investment performance of the Fund; (iii)
the costs of the services provided and profits realized by the
Manager and its affiliates from the relationship with the Fund;
(iv) the extent to which economies of scale are realized as
the Fund grows; and (v) whether fee levels reflect these
economies of scale for the benefit of Fund investors.
In approving the continuance of the Management
Agreement, the Board, including a majority of the
Independent Trustees, determined that the terms of the
Management Agreement are fair and reasonable and that
the continuance of such Management Agreement is in
the best interests of the Fund and its shareholders. While
attention was given to all information furnished, the following discusses some primary factors relevant to the Board’s
determination.
Nature, Extent and Quality of Services
The Board reviewed and considered information regarding
the nature, extent and quality of investment management
services provided by the Manager and its affiliates to the
Fund and its shareholders. This information included,
among other things, the qualifications, background and
experience of the senior management and investment
personnel of the Manager, as well as information on
succession planning where appropriate; the structure of
investment personnel compensation; oversight of third-
party service providers; investment performance reports
and related financial information for the Fund; reports on
expenses and shareholder services; legal and compliance
matters; risk controls; pricing and other services provided
by the Manager and its affiliates; and management fees
charged by the Manager and its affiliates to US funds and
other accounts, including management’s explanation of
differences among accounts where relevant. The Board also
reviewed and considered an annual report on payments
made by Franklin Templeton (FT) or the Fund to financial
intermediaries, as well as a memorandum relating to third-
party servicing arrangements, which included discussion of
the changing distribution landscape for the Fund. The Board
acknowledged the ongoing integration of the Legg Mason
family of funds into the FT family of funds and developing
strategies to address areas of heightened concern in the
mutual fund industry, including various regulatory initiatives and recent geopolitical concerns.
The Board also reviewed and considered the benefits
provided to Fund shareholders of investing in a fund that
is part of the FT family of funds. The Board noted the
financial position of Franklin Resources, Inc. (FRI), the
Manager’s parent, and its commitment to the mutual fund
business as evidenced by its reassessment of the fund
offerings in response to the market environment and project
initiatives and capital investments relating to the services provided to the Fund by the FT organization. The Board
specifically noted FT’s commitment to being a global leader
in stewardship and sustainability and the recent addition of a senior executive focused on environmental, social and
governance and climate control initiatives.

Franklin Federal Tax-Free Income Fund
Shareholder Information

franklintempleton.com
Annual Report
Following consideration of such information, the Board
was satisfied with the nature, extent and quality of services provided by the Manager and its affiliates to the Fund and its shareholders.
Fund Performance
The Board reviewed and considered the performance results
of the Fund over various time periods ended November
30, 2021. The Board considered the performance returns
for the Fund in comparison to the performance returns of
mutual funds deemed comparable to the Fund included in
a universe (Performance Universe) selected by Broadridge
Financial Solutions, Inc. (Broadridge), an independent
provider of investment company data. The Board received a
description of the methodology used by Broadridge to select
the mutual funds included in a Performance Universe. The
Board also reviewed and considered Fund performance
reports provided and discussions that occurred with portfolio managers at Board meetings throughout the year. A
summary of the Fund’s performance results is below.
The Performance Universe for the Fund included the Fund
and all retail and institutional general and insured municipal debt funds. The Board noted that the Fund’s annualized
income return for the one-, three-, five- and 10-year periods was in the first (best) quintile and above the median of its
Performance Universe. The Board also noted that the Fund’s
annualized total return for the five- and 10-year periods was below the median of its Performance Universe, but for the
one- and three-year periods was above the median of its
Performance Universe. The Board considered the income-
related attributes of the Fund (such as a fund’s investment
objective and/or investment strategy) and that the evaluation of the Fund’s performance relative to its peers on an income return basis was appropriate given the Fund’s income-
related attributes and investor expectations. The Board
concluded that the Fund’s performance was satisfactory.
Comparative Fees and Expenses
The Board reviewed and considered information regarding
the Fund’s actual total expense ratio and its various
components, including, as applicable, management fees;
transfer agent expenses; underlying fund expenses; Rule
12b-1 and non-Rule 12b-1 service fees; and other non-
management fees. The Board also noted the quarterly
and annual reports it receives on all marketing support
payments made by FT to financial intermediaries. The Board
considered the actual total expense ratio and, separately,
the contractual management fee rate, without the effect
of fee waivers, if any (Management Rate) of the Fund
in comparison to the median expense ratio and median
Management Rate, respectively, of other mutual funds
deemed comparable to and with a similar expense structure
to the Fund selected by Broadridge (Expense Group).
Broadridge fee and expense data is based upon information
taken from each fund’s most recent annual or semi-annual
report, which reflects historical asset levels that may be
quite different from those currently existing, particularly in a period of market volatility. While recognizing such inherent limitation and the fact that expense ratios and Management
Rates generally increase as assets decline and decrease
as assets grow, the Board believed the independent
analysis conducted by Broadridge to be an appropriate
measure of comparative fees and expenses. The Broadridge
Management Rate includes administrative charges, and
the actual total expense ratio, for comparative consistency, was shown for Class A1 shares for the Fund and for Class
A shares and Class M shares for each other fund in the
Expense Group. The Board received a description of the
methodology used by Broadridge to select the mutual funds
included in an Expense Group.
The Expense Group for the Fund included the Fund and
13 other general and insured municipal debt funds. The
Board noted that the Management Rate for the Fund was
above the median and in the fifth quintile (most expensive)
of its Expense Group, but its actual total expense ratio was below the median and in the first quintile (least expensive)
of its Expense Group. The Board further noted that the
Fund’s Management Rate was approximately 6 basis points
higher than the median of its Expense Group. The Board
concluded that the Management Rate charged to the Fund is
reasonable.
Profitability
The Board reviewed and considered information regarding
the profits realized by the Manager and its affiliates in
connection with the operation of the Fund. In this respect,
the Board considered the Fund profitability analysis provided by the Manager that addresses the overall profitability of
FT’s US fund business, as well as its profits in providing
investment management and other services to each of
the individual funds during the 12-month period ended
September 30, 2021, being the most recent fiscal year-
end for FRI. The Board noted that although management
continually makes refinements to its methodologies used
in calculating profitability in response to organizational
and product-related changes, the overall methodology has
remained consistent with that used in the Fund’s profitability report presentations from prior years. The Board also noted
that PricewaterhouseCoopers LLP, auditor to FRI and certain
FT funds, has been engaged by the Manager to periodically
review and assess the allocation methodologies to be used
solely by the Fund’s Board with respect to the profitability analysis.

Franklin Federal Tax-Free Income Fund
Shareholder Information

franklintempleton.com
Annual Report
The Board noted management’s belief that costs incurred
in establishing the infrastructure necessary for the type of mutual fund operations conducted by the Manager and
its affiliates may not be fully reflected in the expenses
allocated to the Fund in determining its profitability, as
well as the fact that the level of profits, to a certain extent, reflected operational cost savings and efficiencies initiated by management. As part of this evaluation, the Board
considered management’s outsourcing of certain operations,
which effort has required considerable up front expenditures by the Manager but, over the long run is expected to result
in greater efficiencies. The Board also noted management’s
expenditures in improving shareholder services provided
to the Fund, as well as the need to implement systems and
meet additional regulatory and compliance requirements
resulting from recent US Securities and Exchange
Commission and other regulatory requirements.
The Board also considered the extent to which the Manager
and its affiliates might derive ancillary benefits from fund operations, including revenues generated from transfer
agent services, potential benefits resulting from personnel
and systems enhancements necessitated by fund growth,
as well as increased leverage with service providers and
counterparties. Based upon its consideration of all these
factors, the Board concluded that the level of profits realized by the Manager and its affiliates from providing services to the Fund was not excessive in view of the nature, extent and quality of services provided to the Fund.
Economies of Scale
The Board reviewed and considered the extent to which
the Manager may realize economies of scale, if any, as the
Fund grows larger and whether the Fund’s management
fee structure reflects any economies of scale for the benefit of shareholders. With respect to possible economies of
scale, the Board noted the existence of management
fee breakpoints, which operate generally to share any
economies of scale with the Fund’s shareholders by
reducing the Fund’s effective management fees as the Fund
grows in size. The Board considered the Manager’s view that
any analyses of potential economies of scale in managing a
particular fund are inherently limited in light of the joint and common costs and investments the Manager incurs across
the FT family of funds as a whole. The Board concluded
that to the extent economies of scale may be realized by
the Manager and its affiliates, the Fund’s management fee
structure provided a sharing of benefits with the Fund and its shareholders as the Fund grows.
Conclusion
Based on its review, consideration and evaluation of all
factors it believed relevant, including the above-described
factors and conclusions, the Board unanimously approved
the continuation of the Management Agreement for an
additional one-year period.
Proxy Voting Policies and Procedures
The Fund’s investment manager has established Proxy
Voting Policies and Procedures (Policies) that the Fund
uses to determine how to vote proxies relating to portfolio
securities. Shareholders may view the Fund’s complete
Policies online at franklintempleton.com. Alternatively,
shareholders may request copies of the Policies free of
charge by calling the Proxy Group collect at (954) 527-
7678 or by sending a written request to: Franklin Templeton
Companies, LLC, 300 S.E. 2nd Street, Fort Lauderdale,
FL 33301, Attention: Proxy Group. Copies of the Fund’s
proxy voting records are also made available online at
franklintempleton.com and posted on the U.S. Securities and
Exchange Commission’s website at sec.gov and reflect the
most recent 12-month period ended June 30.
Quarterly Schedule of Investments
The Fund files a complete Schedule of investments with
the U.S. Securities and Exchange Commission for the first
and third quarters for each fiscal year as an exhibit to its report on Form N-PORT. Shareholders may view the filed
Form N-PORT by visiting the Commission’s website at sec.
gov. The filed form may also be viewed and copied at the
Commission’s Public Reference Room in Washington, DC.
Information regarding the operations of the Public Reference
Room may be obtained by calling (800) SEC-0330.
Householding of Reports and
Prospectuses
You will receive, or receive notice of the availability of, the
Fund’s financial reports every six months. In addition, you
will receive as an annual updated summary prospectus
(detail prospectus available upon request). To reduce
Fund expenses, we try to identify related shareholders in a
household and send only one copy of the financial reports
(to the extent received by mail) and summary prospectus.
This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have
these documents householded, please call us at (800)

Franklin Federal Tax-Free Income Fund
Shareholder Information

franklintempleton.com
Annual Report
632-2301. At any time you may view current prospectuses/
summary prospectuses and financial reports on our website.
If you choose, you may receive these documents through
electronic delivery.

1116 A 06/22
© 2022 Franklin Templeton Investments. All rights reserved.
Authorized for distribution only when accompanied or preceded by a summary prospectus and/or prospectus. Investors should carefully consider a fund’s investment goals, risks, charges and expenses before investing. A prospectus contains this and other information; please read it carefully before investing.
To help ensure we provide you with quality service, all calls to and from our service areas are monitored and/or recorded.
Annual Report and Shareholder Letter
Franklin Federal Tax-Free Income Fund
Investment Manager Distributor Shareholder Services
Franklin Advisers, Inc. Franklin Distributors, LLC
(800) DIAL BEN
®
/ 342-5236
franklintempleton.com
(800) 632-2301

Item 2. Code of Ethics.

(a) The Registrant has adopted a code of ethics that applies to its principal executive officers and principal financial and accounting officer.

(c) N/A

(d) N/A

(f) Pursuant to Item 13(a)(1), the Registrant is attaching as an exhibit a copy of its code of ethics that applies to its principal executive officers and principal financial and accounting officer.

Item 3. Audit Committee Financial Expert.

(a)(1) The Registrant has an audit committee financial expert serving on its audit committee.

(2) The audit committee financial expert is Mary C. Choksi and she is "independent" as defined under the relevant Securities and Exchange Commission Rules and Releases.

Item 4.
Principal Accountant Fees and Services.

(a)      Audit Fees
The aggregate fees paid to the principal accountant for professional services rendered by the principal accountant for the audit of the registrant’s annual financial statements or for services that are normally provided by the principal accountant in connection with statutory and regulatory filings or engagements were $73,023 for the fiscal year ended April 30, 2022 and $78,691 for the fiscal year ended April 30, 2021.

(b)      Audit-Related Fees
There were no fees paid to the principal accountant for assurance and related services rendered by the principal accountant to the registrant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of Item 4.

There were no fees paid to the principal accountant for assurance and related services rendered by the principal accountant to the registrant's investment adviser and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the registrant that are reasonably related to the performance of the audit of their financial statements.

(c)      Tax Fees
There were no fees paid to the principal accountant for professional services rendered by the principal accountant to the registrant for tax compliance, tax advice and tax planning.

There were no fees paid to the principal accountant for professional services rendered by the principal accountant to the registrant’s investment adviser and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the registrant for tax compliance, tax advice and tax planning.

(d)      All Other Fees
The aggregate fees paid to the principal accountant for products and services rendered by the principal accountant to the registrant not reported in paragraphs (a)-(c) of Item 4 were $5,296 for the fiscal year ended April 30, 2022 and $0 for the fiscal year ended April 30, 2021. The services for which these fees were paid include review of materials provided to the fund Board in connection with the investment management contract renewal process.

The aggregate fees paid to the principal accountant for products and services rendered by the principal accountant to the registrant’s investment adviser and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the registrant not reported in paragraphs (a)-(c) of Item 4 were $243,743 for the fiscal year ended April 30, 2022 and $36,800 for the fiscal year ended April 30, 2021. The services for which these fees were paid included professional fees in connection with determining the feasibility of a U.S. direct lending structure, the issuance of an Auditor’s Certificate for South Korean regulatory shareholders disclosures, benchmarking services in connection with the ICI TA Survey, assets under management certification, professional services relating to the readiness assessment over Greenhouse Gas Emissions and Energy, fees in connection with license for employee development tool ProEdge, and professional fees in connection with SOC 1 Reports.

(e) (1) The registrant’s audit committee is directly responsible for approving the services to be provided by the auditors, including:

      (i)   pre-approval of all audit and audit related services;

      (ii)  pre-approval of all non-audit related services to be provided to the Fund by the auditors;

      (iii) pre-approval of all non-audit related services to be provided to the registrant by the auditors to the registrant’s investment adviser or to any entity that controls, is controlled by or is under common control with the registrant’s investment adviser and that provides ongoing services to the registrant where the non-audit services relate directly to the operations or financial reporting of the registrant; and

      (iv)  establishment by the audit committee, if deemed necessary or appropriate, as an alternative to committee pre-approval of services to be provided by the auditors, as required by paragraphs (ii) and (iii) above, of policies and procedures to permit such services to be pre-approved by other means, such as through establishment of guidelines or by action of a designated member or members of the committee; provided the policies and procedures are detailed as to the particular service and the committee is informed of each service and such policies and procedures do not include delegation of audit committee responsibilities, as contemplated under the Securities Exchange Act of 1934, to management; subject, in the case of (ii) through (iv), to any waivers, exceptions or exemptions that may be available under applicable law or rules.

(e) (2) None of the services provided to the registrant described in paragraphs (b)-(d) of Item 4 were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of regulation S-X.

(f) No disclosures are required by this Item 4(f).

(g) The aggregate non-audit fees paid to the principal accountant for services rendered by the principal accountant to the registrant and the registrant’s investment adviser and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the registrant were $249,039 for the fiscal year ended April 30, 2022 and $36,800 for the fiscal year ended April 30, 2021.

(h) The registrant’s audit committee of the board has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

Item 5. Audit Committee

of Listed Registrants. N/A

Item 6. Schedule of Investments. N/A

Item 7.  Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies. N/A

Item 8.  Portfolio Managers of Closed-End Management Investment Companies. N/A

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and
Affiliated Purchasers. N/A

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant's Board of Trustees that would require disclosure herein.

Item 11. Controls and Procedures.

(a) Evaluation of Disclosure Controls and Procedures. The Registrant maintains disclosure controls and procedures that are designed to provide reasonable assurance that information required to be disclosed in the Registrant’s filings under the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant’s management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant’s management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.
Within 90 days prior to the filing date of this Shareholder Report on Form N-CSR, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant’s management, including the Registrant’s principal executive officer and the Registrant’s principal financial officer, of the effectiveness of the design and operation of the Registrant’s disclosure controls and procedures. Based on such evaluation, the Registrant’s principal executive officer and principal financial officer concluded that the Registrant’s disclosure controls and procedures are effective.

(b) Changes in Internal Controls. There have been no changes in the Registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect the internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Company.                             N/A

Item 13. Exhibits.

(a)(1) Code of Ethics

codeofethics

(a)(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 of Matthew T. Hinkle, Chief Executive Officer - Finance and Administration, and Christopher Kings, Chief Financial Officer, Chief Accounting Officer and Treasurer

section302

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 of Matthew T. Hinkle, Chief Executive Officer - Finance and Administration, and Christopher Kings, Chief Financial Officer, Chief Accounting Officer and Treasurer

section906

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FRANKLIN FEDERAL TAX-FREE INCOME FUND

By S\MATTHEW T. HINKLE______________________
Matthew T. Hinkle
      Chief Executive Officer - Finance and Administration
Date  June 29, 2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By S\MATTHEW T. HINKLE______________________
Matthew T. Hinkle
      Chief Executive Officer - Finance and Administration
Date  June 29, 2022

By S\CHRISTOPHER KINGS______________________
      Christopher Kings
      Chief Financial Officer, Chief Accounting Officer and Treasurer
Date  June 29, 2022